UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders

Fidelity® Balanced Fund Class K Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	2.1
Autodesk, Inc.	1.7	1.3
Alphabet, Inc. Class C	1.7	1.8
Amazon.com, Inc.	1.4	1.4
Capital One Financial Corp.	1.4	1.1
	8.9

Top Five Bond Issuers as of February 28, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.2	5.9
Fannie Mae	3.3	4.6
Freddie Mac	1.7	2.1
Ginnie Mae	1.2	1.7
Illinois Gen. Oblig.	0.5	0.6
	15.9

Top Five Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.2	18.3
Information Technology	13.4	12.5
Consumer Discretionary	10.1	9.7
Health Care	9.8	11.0
Consumer Staples	7.1	7.4

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of February 28, 2017 *,**
Stocks and Equity Futures	65.2%
Bonds	31.6%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 9.7%

 ** Futures and Swaps - 0.1%

As of August 31, 2016 *
Stocks and Equity Futures	63.7%
Bonds	34.2%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 10.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/ or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 64.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.6%
Tesla, Inc. (a)	699,500	$174,868
Distributors - 0.1%
LKQ Corp. (a)	1,033,779	32,647
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	2,549,694	101,554
Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	416,600	31,112
Hilton Grand Vacations, Inc. (a)	416,670	12,475
Hilton Worldwide Holdings, Inc.	541,610	30,980
Las Vegas Sands Corp.	210,017	11,120
Marriott International, Inc. Class A	371,537	32,320
Park Hotels & Resorts, Inc.	833,340	21,284
Starbucks Corp.	1,013,974	57,665
U.S. Foods Holding Corp.	350,100	9,645
		206,601
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	492,100	415,844
JD.com, Inc. sponsored ADR (a)	1,075,600	32,881
		448,725
Leisure Products - 0.1%
Mattel, Inc.	1,248,700	32,129
Media - 2.4%
Charter Communications, Inc. Class A (a)	561,107	181,271
Comcast Corp. Class A	3,060,792	114,535
DISH Network Corp. Class A (a)	127,400	7,899
Interpublic Group of Companies, Inc.	1,545,800	37,254
Manchester United PLC (b)	1,130,315	19,046
MDC Partners, Inc. Class A (c)	3,493,728	30,570
The Walt Disney Co.	2,308,700	254,165
Time Warner, Inc.	751,100	73,766
		718,506
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	1,407,700	107,942
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	16,837	2,637
AutoZone, Inc. (a)	7,082	5,216
Home Depot, Inc.	1,857,344	269,148
L Brands, Inc.	1,831,803	96,389
Ross Stores, Inc.	1,055,182	72,364
TJX Companies, Inc.	1,568,006	123,010
		568,764
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	3,114,850	178,045
VF Corp.	1,306,818	68,543
		246,588

TOTAL CONSUMER DISCRETIONARY		2,638,324

CONSUMER STAPLES - 6.2%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	427,200	46,730
Coca-Cola European Partners PLC	88,531	3,071
Constellation Brands, Inc. Class A (sub. vtg.)	443,400	70,416
Monster Beverage Corp. (a)	1,355,756	56,183
The Coca-Cola Co.	5,197,608	218,092
		394,492
Food & Staples Retailing - 1.1%
CVS Health Corp.	2,184,585	176,034
Kroger Co.	3,539,908	112,569
Wal-Mart Stores, Inc.	70,300	4,986
Walgreens Boots Alliance, Inc.	401,975	34,723
		328,312
Food Products - 0.4%
Bunge Ltd.	445,770	36,486
Mead Johnson Nutrition Co. Class A	146,718	12,880
Mondelez International, Inc.	232,100	10,194
The Hain Celestial Group, Inc. (a)	644,500	22,802
TreeHouse Foods, Inc. (a)	433,900	36,916
		119,278
Household Products - 0.7%
Colgate-Palmolive Co.	1,880,867	137,266
Procter & Gamble Co.	517,735	47,150
Spectrum Brands Holdings, Inc.	113,913	15,460
		199,876
Personal Products - 0.5%
Avon Products, Inc. (a)	1,425,260	6,271
Coty, Inc. Class A	2,497,453	46,902
Estee Lauder Companies, Inc. Class A	1,013,732	83,988
Unilever NV (Certificaten Van Aandelen) (Bearer)	201,500	9,539
		146,700
Tobacco - 2.2%
Altria Group, Inc.	2,986,113	223,720
British American Tobacco PLC sponsored ADR (b)	2,891,114	184,569
Philip Morris International, Inc.	1,945,950	212,790
Reynolds American, Inc.	674,500	41,529
		662,608

TOTAL CONSUMER STAPLES		1,851,266

ENERGY - 4.3%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	1,083,600	65,319
Dril-Quip, Inc. (a)	328,569	20,158
Oceaneering International, Inc.	455,491	12,900
Schlumberger Ltd.	1,694,200	136,146
		234,523
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	1,547,202	100,027
Black Stone Minerals LP	751,900	13,173
Cabot Oil & Gas Corp.	1,374,050	30,092
Centennial Resource Development, Inc.:
Class A (d)	1,096,100	20,618
Class A (d)	639,500	10,826
Chevron Corp.	929,505	104,569
Cimarex Energy Co.	344,702	43,336
ConocoPhillips Co.	2,744,400	130,551
Devon Energy Corp.	1,035,300	44,891
EOG Resources, Inc.	329,300	31,939
Extraction Oil & Gas, Inc.	401,363	7,104
Exxon Mobil Corp.	1,897,943	154,341
Newfield Exploration Co. (a)	854,000	31,137
Parsley Energy, Inc. Class A (a)	946,530	28,765
PDC Energy, Inc. (a)	315,000	21,291
Phillips 66 Co.	767,517	60,012
Pioneer Natural Resources Co.	333,900	62,095
PrairieSky Royalty Ltd.	1,106,837	25,883
SM Energy Co.	944,700	23,287
Suncor Energy, Inc.	2,543,600	79,188
The Williams Companies, Inc.	906,100	25,679
		1,048,804

TOTAL ENERGY		1,283,327

FINANCIALS - 9.7%
Banks - 4.0%
Bank of America Corp.	11,457,508	282,771
Citigroup, Inc.	5,589,812	334,327
Huntington Bancshares, Inc.	11,571,412	163,620
JPMorgan Chase & Co.	2,323,254	210,533
M&T Bank Corp.	86,500	14,443
PNC Financial Services Group, Inc.	933,100	118,718
Synovus Financial Corp.	386,824	16,332
U.S. Bancorp	1,135,447	62,450
		1,203,194
Capital Markets - 1.6%
BlackRock, Inc. Class A	266,876	103,404
CBOE Holdings, Inc.	277,200	21,635
CME Group, Inc.	296,100	35,964
E*TRADE Financial Corp. (a)	754,349	26,033
Goldman Sachs Group, Inc.	496,200	123,087
IntercontinentalExchange, Inc.	1,326,800	75,800
Legg Mason, Inc.	313,900	11,840
Northern Trust Corp.	797,500	69,662
Oaktree Capital Group LLC Class A	268,747	12,013
		479,438
Consumer Finance - 1.9%
Capital One Financial Corp.	4,396,963	412,699
OneMain Holdings, Inc. (a)	1,387,900	38,889
SLM Corp.	4,906,334	58,827
Synchrony Financial	1,053,300	38,172
		548,587
Diversified Financial Services - 0.8%
Bats Global Markets, Inc.	117,500	4,128
Berkshire Hathaway, Inc.:
Class A (a)	129	33,166
Class B (a)	978,200	167,683
Extraction Oil & Gas, Inc. (d)	648,767	11,483
KBC Ancora (a)	398,674	16,734
Kimbell Royalty Partners LP	400,900	7,725
On Deck Capital, Inc. (a)(b)	590,700	3,154
		244,073
Insurance - 1.3%
American International Group, Inc.	1,341,300	85,736
Chubb Ltd.	720,537	99,557
Marsh & McLennan Companies, Inc.	1,399,077	102,804
The Travelers Companies, Inc.	654,600	80,018
Unum Group	588,000	28,712
		396,827
Mortgage Real Estate Investment Trusts - 0.1%
Altisource Residential Corp. Class B	2,404,317	32,266

TOTAL FINANCIALS		2,904,385

HEALTH CARE - 9.0%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	803,704	105,486
Amgen, Inc.	1,472,958	260,021
Biogen, Inc. (a)	426,785	123,170
Celgene Corp. (a)	605,200	74,748
Gilead Sciences, Inc.	106,028	7,473
Regeneron Pharmaceuticals, Inc. (a)	115,400	43,102
Shire PLC sponsored ADR	297,300	53,722
Vertex Pharmaceuticals, Inc. (a)	968,000	87,720
		755,442
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	1,920,800	86,590
Boston Scientific Corp. (a)	6,487,970	159,280
Edwards Lifesciences Corp. (a)	376,064	35,365
Intuitive Surgical, Inc. (a)	126,100	92,936
Medtronic PLC	2,251,024	182,130
Wright Medical Group NV (a)	1,187,800	33,116
		589,417
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	504,900	41,084
Cigna Corp.	285,060	42,445
Henry Schein, Inc. (a)	397,404	68,179
Humana, Inc.	399,200	84,331
UnitedHealth Group, Inc.	1,530,700	253,147
Universal Health Services, Inc. Class B	520,200	65,337
		554,523
Health Care Technology - 0.3%
Cerner Corp. (a)	321,300	17,684
Medidata Solutions, Inc. (a)	1,099,465	61,482
		79,166
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,422,600	72,979
Thermo Fisher Scientific, Inc.	516,797	81,489
		154,468
Pharmaceuticals - 1.8%
Allergan PLC	831,643	203,603
Bristol-Myers Squibb Co.	2,123,541	120,426
GlaxoSmithKline PLC sponsored ADR	2,189,200	90,808
Merck & Co., Inc.	935,300	61,608
Pfizer, Inc.	1,990,500	67,916
		544,361

TOTAL HEALTH CARE		2,677,377

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	30,800	8,211
Northrop Grumman Corp.	424,274	104,834
Raytheon Co.	618,200	95,296
United Technologies Corp.	469,722	52,867
		261,208
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	534,141	56,491
Airlines - 0.9%
American Airlines Group, Inc.	3,874,000	179,599
Delta Air Lines, Inc.	110,300	5,507
Southwest Airlines Co.	1,544,346	89,263
		274,369
Building Products - 0.3%
Allegion PLC	1,267,100	91,979
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	720,300	59,698
Waste Management, Inc.	221,500	16,240
		75,938
Construction & Engineering - 0.3%
Fluor Corp.	1,414,808	78,366
Electrical Equipment - 1.4%
Acuity Brands, Inc.	76,000	16,059
AMETEK, Inc.	3,108,305	167,755
Fortive Corp.	2,031,065	117,091
Sensata Technologies Holding BV (a)	2,031,970	83,412
Sunrun, Inc. (a)(b)(c)	6,291,540	35,799
		420,116
Industrial Conglomerates - 1.0%
General Electric Co.	10,573,876	315,207
Machinery - 0.2%
Caterpillar, Inc.	358,400	34,643
Deere & Co.	282,900	30,975
WABCO Holdings, Inc. (a)	74,200	8,331
		73,949
Professional Services - 0.1%
IHS Markit Ltd. (a)	636,100	25,317
Road & Rail - 0.6%
CSX Corp.	3,859,420	187,413

TOTAL INDUSTRIALS		1,860,353

INFORMATION TECHNOLOGY - 13.3%
Electronic Equipment & Components - 0.6%
Jabil Circuit, Inc.	4,811,513	122,742
Largan Precision Co. Ltd.	175,000	25,996
Samsung SDI Co. Ltd.	182,100	20,708
		169,446
Internet Software & Services - 3.5%
2U, Inc. (a)	1,057,347	38,646
58.com, Inc. ADR (a)	1,567,940	57,387
Alphabet, Inc.:
Class A (a)	200	169
Class C (a)	603,624	496,909
Facebook, Inc. Class A (a)	2,274,107	308,232
Just Dial Ltd. (a)	1,005,448	8,238
New Relic, Inc. (a)	2,063,987	72,611
Shopify, Inc. Class A (a)	224,400	13,287
SPS Commerce, Inc. (a)	238,700	13,207
Yahoo!, Inc. (a)	949,500	43,354
		1,052,040
IT Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	304,300	18,036
Travelport Worldwide Ltd.	1,915,422	24,326
		42,362
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	105,900	12,887
Broadcom Ltd.	167,800	35,394
Cavium, Inc. (a)	234,100	15,336
GlobalWafers Co. Ltd.	2,372,000	14,797
Marvell Technology Group Ltd.	1,601,077	24,977
Mellanox Technologies Ltd. (a)	314,700	15,231
Micron Technology, Inc. (a)	2,017,111	47,281
NVIDIA Corp.	526,073	53,386
Qorvo, Inc. (a)	2,797,717	184,929
Qualcomm, Inc.	1,851,644	104,581
Semtech Corp. (a)	387,800	12,972
Siltronic AG (a)	328,800	20,266
Skyworks Solutions, Inc.	215,800	20,460
SolarEdge Technologies, Inc. (a)(b)	604,470	8,855
		571,352
Software - 4.1%
Activision Blizzard, Inc.	2,071,417	93,483
Adobe Systems, Inc. (a)	352,867	41,758
Autodesk, Inc. (a)	6,031,670	520,533
Citrix Systems, Inc. (a)	136,800	10,800
HubSpot, Inc. (a)	586,145	34,876
Microsoft Corp.	4,323,987	276,649
Parametric Technology Corp. (a)	983,400	52,995
Paycom Software, Inc. (a)	507,400	27,313
RealPage, Inc. (a)	512,119	17,284
Salesforce.com, Inc. (a)	1,234,474	100,424
Zendesk, Inc. (a)	1,718,555	46,796
		1,222,911
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	5,814,914	796,576
HP, Inc.	5,952,783	103,400
Western Digital Corp.	456,900	35,126
		935,102

TOTAL INFORMATION TECHNOLOGY		3,993,213

MATERIALS - 1.9%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	2,099,200	164,871
Ecolab, Inc.	34,041	4,220
LyondellBasell Industries NV Class A	614,700	56,085
Monsanto Co.	458,800	52,225
Platform Specialty Products Corp. (a)	1,083,000	14,285
PPG Industries, Inc.	540,800	55,394
W.R. Grace & Co.	539,001	38,183
		385,263
Construction Materials - 0.1%
Eagle Materials, Inc.	379,700	39,379
Containers & Packaging - 0.4%
Ball Corp.	562,000	41,324
WestRock Co.	1,202,980	64,624
		105,948
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	2,842,200	38,085

TOTAL MATERIALS		568,675

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	1,265,800	145,301
Boston Properties, Inc.	367,197	51,051
Colony NorthStar, Inc.	1,736,909	25,498
CoreSite Realty Corp.	120,900	10,889
Corrections Corp. of America	610,800	20,584
Duke Realty LP	702,200	18,004
Equinix, Inc.	100,300	37,720
Extra Space Storage, Inc.	638,036	50,526
FelCor Lodging Trust, Inc.	191,521	1,389
Gaming & Leisure Properties	161,800	5,178
Omega Healthcare Investors, Inc.	229,600	7,494
Outfront Media, Inc.	1,413,862	36,690
Store Capital Corp.	3,055,600	76,115
Sun Communities, Inc.	209,542	17,356
VEREIT, Inc.	2,862,500	25,963
		529,758
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	567,003	20,197

TOTAL REAL ESTATE		549,955

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	5,967,664	249,389
CenturyLink, Inc. (b)	546,000	13,246
Level 3 Communications, Inc. (a)	711,409	40,728
SBA Communications Corp. Class A (a)	167,300	19,368
Verizon Communications, Inc.	1,553,236	77,087
Zayo Group Holdings, Inc. (a)	751,463	23,686
		423,504
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	399,300	24,968
Telephone & Data Systems, Inc.	217,539	5,880
		30,848

TOTAL TELECOMMUNICATION SERVICES		454,352

UTILITIES - 2.2%
Electric Utilities - 1.3%
Edison International	348,733	27,808
Exelon Corp.	2,190,500	80,413
FirstEnergy Corp.	880,048	28,540
NextEra Energy, Inc.	1,129,800	148,004
PG&E Corp.	1,366,529	91,216
PPL Corp.	734,400	27,085
		403,066
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	1,013,100	16,777
NRG Yield, Inc. Class C	946,427	16,468
Vivint Solar, Inc. (a)(b)	4,495,051	15,508
		48,753
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	443,300	12,111
Dominion Resources, Inc.	1,104,022	85,716
Sempra Energy	962,759	106,183
		204,010
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (b)	162,618	2,683

TOTAL UTILITIES		658,512

TOTAL COMMON STOCKS
(Cost $14,897,881)		19,439,739

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)
(Cost $4,704)	281,270	2,492
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 11.8%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.3%
General Motors Co.:
3.5% 10/2/18	5,595	5,723
6.6% 4/1/36	4,528	5,319
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,787
3.15% 1/15/20	19,000	19,364
3.25% 5/15/18	2,895	2,943
3.5% 7/10/19	41,541	42,707
4% 1/15/25	7,674	7,732
4.2% 3/1/21	10,665	11,176
4.25% 5/15/23	3,220	3,338
4.75% 8/15/17	3,095	3,140
		103,229
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	628
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,753
3.7% 1/30/26	4,539	4,657
4.7% 12/9/35	2,343	2,489
		8,899
Media - 0.6%
21st Century Fox America, Inc.:
6.15% 2/15/41	1,925	2,318
7.75% 12/1/45	9,421	13,350
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	21,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,781
4.908% 7/23/25	6,898	7,277
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,398
4.5% 9/15/42	3,752	3,416
5.5% 9/1/41	3,051	3,155
5.85% 5/1/17	1,829	1,842
5.875% 11/15/40	7,066	7,663
6.55% 5/1/37	40,485	46,784
6.75% 7/1/18	1,974	2,096
7.3% 7/1/38	7,024	8,786
8.25% 4/1/19	11,974	13,387
Time Warner, Inc. 2.1% 6/1/19	12,500	12,539
Viacom, Inc. 2.5% 9/1/18	809	815
		166,957

TOTAL CONSUMER DISCRETIONARY		279,713

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	19,080
3.3% 2/1/23	20,335	20,760
4.7% 2/1/36	19,253	20,715
4.9% 2/1/46	22,019	24,192
		84,747
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,625
3.875% 7/20/25	7,967	8,227
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,996
3.3% 11/18/21	4,671	4,775
		21,623
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (e)	572	591
William Wrigley Jr. Co. 2% 10/20/17 (e)	5,313	5,333
		5,924
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,082
4% 1/31/24	3,615	3,814
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	8,553	8,812
4.25% 7/21/25 (e)	8,553	8,880
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,836
3.25% 6/12/20	1,695	1,737
4% 6/12/22	5,830	6,125
4.45% 6/12/25	4,227	4,469
4.85% 9/15/23	8,000	8,691
5.7% 8/15/35	2,194	2,545
5.85% 8/15/45	16,830	20,017
6.15% 9/15/43	14,000	17,013
7.25% 6/15/37	7,569	10,092
		109,113

TOTAL CONSUMER STAPLES		221,407

ENERGY - 1.8%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	3,008
6.5% 4/1/20	3,517	3,914
Halliburton Co.:
3.8% 11/15/25	4,660	4,787
4.85% 11/15/35	4,069	4,366
5% 11/15/45	5,575	6,055
Noble Holding International Ltd.:
5.25% 3/16/18	617	621
7.2% 4/1/25 (f)	3,936	3,813
8.2% 4/1/45 (f)	3,799	3,647
		30,211
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Finance Co. 7.5% 5/1/31	13,089	16,801
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,973
5.55% 3/15/26	6,563	7,370
6.45% 9/15/36	1,840	2,230
6.6% 3/15/46	8,910	11,160
BP Capital Markets PLC 4.742% 3/11/21	6,000	6,543
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,851	2,852
5.85% 2/1/35	4,725	5,270
Cenovus Energy, Inc. 5.7% 10/15/19	6,698	7,204
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,626
3.3% 6/1/20	7,911	8,061
4.5% 6/1/25	2,416	2,564
DCP Midstream LLC:
4.75% 9/30/21 (e)	6,909	7,134
5.35% 3/15/20 (e)	6,814	7,138
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,664
4.95% 4/1/22	1,267	1,311
5.6% 4/1/44	2,216	2,039
Duke Energy Field Services 6.45% 11/3/36 (e)	6,493	6,672
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,581
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	5,615	5,762
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,957	1,942
3.9% 5/15/24 (f)	2,064	2,021
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,462
4.375% 10/15/20	5,808	6,122
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,359
5.5% 12/1/46	3,753	4,065
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,025
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,810
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,252	1,352
Nakilat, Inc. 6.067% 12/31/33 (e)	2,490	2,885
Nexen, Inc. 6.2% 7/30/19	2,252	2,452
Pemex Project Funding Master Trust 5.75% 3/1/18	7,835	8,119
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	3,837
5.625% 5/20/43	22,261	17,753
7.25% 3/17/44	30,172	29,128
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	38,192	38,622
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,183
3.5% 7/23/20	8,815	8,892
3.5% 1/30/23	5,005	4,760
4.5% 1/23/26	11,915	11,230
4.625% 9/21/23	13,980	14,008
4.875% 1/24/22	1,430	1,459
4.875% 1/18/24	7,021	7,048
5.375% 3/13/22 (e)	4,960	5,188
5.5% 1/21/21	13,423	14,185
5.5% 6/27/44	6,301	5,419
5.625% 1/23/46	11,673	10,142
6% 3/5/20	4,797	5,150
6.375% 1/23/45	26,396	25,116
6.5% 6/2/41	8,420	8,146
6.75% 9/21/47	12,583	12,457
6.875% 8/4/26	13,000	14,245
8% 5/3/19	3,943	4,366
Phillips 66 Co.:
2.95% 5/1/17	1,844	1,849
4.3% 4/1/22	6,383	6,840
Phillips 66 Partners LP 2.646% 2/15/20	652	653
Southeast Supply Header LLC 4.25% 6/15/24 (e)	5,790	5,749
Southwestern Energy Co.:
5.8% 1/23/20 (f)	5,591	5,535
6.7% 1/23/25 (f)	4,632	4,447
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,162
Spectra Energy Partners LP 4.6% 6/15/21	1,816	1,930
Suncor Energy, Inc. 6.1% 6/1/18	623	657
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,945
4.55% 6/24/24	25,316	25,696
Western Gas Partners LP:
4.65% 7/1/26	2,228	2,330
5.375% 6/1/21	14,415	15,645
Williams Partners LP:
3.6% 3/15/22	6,925	7,047
3.9% 1/15/25	2,391	2,400
4% 11/15/21	3,157	3,281
4.3% 3/4/24	10,014	10,365
4.5% 11/15/23	3,444	3,619
		519,053

TOTAL ENERGY		549,264

FINANCIALS - 5.3%
Banks - 2.8%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)	1,325	1,349
5.5% 7/12/20 (e)	21,376	22,669
5.75% 9/26/23 (e)	5,809	6,099
6.5% 6/10/19 (e)	2,097	2,245
Bank of America Corp.:
2.6% 1/15/19	57,427	58,137
3.5% 4/19/26	9,902	9,823
3.875% 8/1/25	9,873	10,091
3.95% 4/21/25	6,998	7,023
4.2% 8/26/24	11,449	11,815
4.25% 10/22/26	6,748	6,877
5.75% 12/1/17	19,000	19,595
Barclays PLC:
2% 3/16/18	16,700	16,699
2.75% 11/8/19	5,728	5,773
3.25% 1/12/21	8,790	8,876
4.375% 1/12/26	11,847	12,066
BB&T Corp. 3.95% 3/22/22	1,805	1,894
Citigroup, Inc.:
1.75% 5/1/18	21,658	21,663
1.8% 2/5/18	17,419	17,469
1.85% 11/24/17	13,884	13,934
2.15% 7/30/18	17,815	17,899
3.875% 3/26/25	17,000	16,930
4.05% 7/30/22	17,500	18,280
4.3% 11/20/26	14,000	14,249
Citizens Bank NA 2.55% 5/13/21	3,064	3,056
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	7,659	7,871
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,417
3.75% 3/26/25	8,440	8,310
3.8% 9/15/22	13,270	13,410
3.8% 6/9/23	16,850	16,866
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,559
Discover Bank 7% 4/15/20	4,144	4,609
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,725
3.5% 3/15/22	638	657
4.5% 6/1/18	584	603
HBOS PLC 6.75% 5/21/18 (e)	560	589
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,476
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,856
Huntington National Bank:
1.7% 2/26/18	37,500	37,568
2.2% 4/1/19	3,200	3,204
2.4% 4/1/20	40,000	39,945
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	5,410	5,089
5.71% 1/15/26 (e)	13,365	12,904
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,573
2.95% 10/1/26	30,915	29,577
3.875% 9/10/24	24,177	24,634
4.125% 12/15/26	65,220	66,820
KeyCorp. 5.1% 3/24/21	628	687
Rabobank Nederland 4.375% 8/4/25	13,516	13,787
Regions Bank 6.45% 6/26/37	12,100	13,784
Regions Financial Corp. 3.2% 2/8/21	5,563	5,669
Royal Bank of Canada 4.65% 1/27/26	4,045	4,307
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	65,325	66,119
6% 12/19/23	12,648	13,430
6.1% 6/10/23	9,334	9,908
6.125% 12/15/22	39,429	41,916
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,025
		841,405
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,730
4.25% 2/15/24	3,357	3,457
Credit Suisse AG 6% 2/15/18	17,158	17,827
Deutsche Bank AG 4.5% 4/1/25	27,715	26,542
Deutsche Bank AG London Branch 2.85% 5/10/19	18,270	18,363
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,656
2.55% 10/23/19	85,599	86,491
2.6% 4/23/20	1,000	1,007
2.625% 1/31/19	30,072	30,441
2.9% 7/19/18	10,319	10,475
5.95% 1/18/18	5,343	5,545
6.15% 4/1/18	3,993	4,182
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,135
Lazard Group LLC 4.25% 11/14/20	5,286	5,550
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	31,378
Morgan Stanley:
1.875% 1/5/18	7,156	7,179
2.125% 4/25/18	18,100	18,198
2.5% 1/24/19	43,150	43,554
2.65% 1/27/20	2,659	2,688
4.875% 11/1/22	8,674	9,348
5.625% 9/23/19	547	593
5.95% 12/28/17	301	312
6.625% 4/1/18	1,804	1,897
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	10,000	9,977
Thomson Reuters Corp. 3.85% 9/29/24	5,214	5,346
UBS AG Stamford Branch:
1.375% 6/1/17	6,466	6,470
2.375% 8/14/19	12,750	12,834
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	9,717	9,905
		406,080
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	3,172	3,218
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,304
Discover Financial Services:
3.85% 11/21/22	2,701	2,757
3.95% 11/6/24	20,000	20,119
5.2% 4/27/22	2,488	2,705
6.45% 6/12/17	13,316	13,489
Ford Motor Credit Co. LLC:
2.145% 1/9/18	25,000	25,099
2.875% 10/1/18	11,000	11,155
5% 5/15/18	10,000	10,376
5.875% 8/2/21	12,574	14,059
Hyundai Capital America:
2.125% 10/2/17 (e)	2,357	2,363
2.55% 2/6/19 (e)	6,671	6,701
2.875% 8/9/18 (e)	2,848	2,879
Synchrony Financial:
1.875% 8/15/17	1,554	1,555
3% 8/15/19	2,283	2,318
3.75% 8/15/21	8,466	8,721
4.25% 8/15/24	3,469	3,590
		136,408
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	11,129
3.875% 8/15/22	10,251	10,514
4.125% 6/15/26	3,990	4,049
		25,692
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (e)	1,416	1,419
American International Group, Inc.:
3.3% 3/1/21	4,640	4,756
3.75% 7/10/25	14,847	14,950
4.875% 6/1/22	11,881	12,896
Aon Corp. 5% 9/30/20	129	140
Five Corners Funding Trust 4.419% 11/15/23 (e)	9,345	9,937
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (e)(f)	2,508	2,232
Hartford Financial Services Group, Inc. 5.375% 3/15/17	685	686
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	6,498	6,828
5% 6/1/21 (e)	8,525	9,263
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,237
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	9,547	9,149
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	7,075	7,112
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	4,915	6,259
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,967	6,148
Pacific LifeCorp:
5.125% 1/30/43 (e)	7,709	8,113
6% 2/10/20 (e)	10,987	11,949
Prudential Financial, Inc.:
2.3% 8/15/18	888	895
7.375% 6/15/19	2,520	2,823
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	8,243	9,043
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,938	1,975
4.125% 11/1/24 (e)	2,810	2,895
Unum Group:
3.875% 11/5/25	9,271	9,229
5.625% 9/15/20	3,860	4,235
5.75% 8/15/42	12,079	13,635
		161,804

TOTAL FINANCIALS		1,571,389

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/6/22	8,127	8,196
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,171
4.25% 10/15/19	20,200	21,008
4.75% 5/1/23	375	393
5.875% 3/15/22	450	497
6.5% 2/15/20	12,966	14,234
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,276
WellPoint, Inc. 1.875% 1/15/18	195	196
		53,775
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	1,100	1,111
3.3% 2/15/22	13,389	13,654
		14,765
Pharmaceuticals - 0.3%
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,948
2.45% 6/15/19	3,839	3,862
3% 3/12/20	7,106	7,235
3.45% 3/15/22	12,371	12,637
Allergan PLC 1.875% 10/1/17	2,149	2,154
Mylan N.V.:
2.5% 6/7/19	4,811	4,812
3.15% 6/15/21	9,840	9,843
3.95% 6/15/26	4,843	4,730
Perrigo Co. PLC 2.3% 11/8/18	1,780	1,783
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,756
3.9% 12/15/24	2,611	2,607
4.9% 12/15/44	1,145	1,121
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,707
2.8% 7/21/23	4,987	4,711
3.15% 10/1/26	5,937	5,495
Zoetis, Inc. 1.875% 2/1/18	992	994
		83,395

TOTAL HEALTH CARE		160,131

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	5,000	5,470
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	696	698
6.9% 7/2/19	54	55
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	332	339
8.36% 1/20/19	416	433
		1,525
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,843
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,330
2.625% 9/4/18	8,396	8,477
3.375% 6/1/21	4,953	5,058
3.75% 2/1/22	7,839	8,090
3.875% 4/1/21	6,320	6,557
4.25% 9/15/24	5,492	5,695
4.75% 3/1/20	5,518	5,859
		43,066

TOTAL INDUSTRIALS		51,904

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,273
6.55% 10/1/17	1,119	1,151
		2,424
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (f)	2,275	2,377
Xerox Corp. 2.95% 3/15/17	1,143	1,144
		3,521

TOTAL INFORMATION TECHNOLOGY		5,945

MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	3,645	3,996
6.75% 10/19/75 (e)(f)	9,054	10,349
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	8,722	9,165
4.5% 8/13/23 (Reg. S)	10,600	11,423
4.875% 11/4/44 (e)	2,152	2,212
4.875% 11/4/44 (Reg. S)	5,050	5,191
		42,336
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,374
4.6% 4/1/22	2,434	2,595
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,787
American Tower Corp. 2.8% 6/1/20	8,000	8,028
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,906
Camden Property Trust 2.95% 12/15/22	2,417	2,379
CommonWealth REIT 5.875% 9/15/20	1,166	1,252
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,366
5% 7/1/25	4,089	4,268
DDR Corp.:
3.625% 2/1/25	3,723	3,612
4.25% 2/1/26	3,429	3,442
4.625% 7/15/22	4,470	4,716
4.75% 4/15/18	6,131	6,282
7.5% 4/1/17	8,836	8,878
Duke Realty LP:
3.625% 4/15/23	3,152	3,198
3.75% 12/1/24	2,549	2,607
3.875% 10/15/22	5,452	5,697
6.75% 3/15/20	1,339	1,499
Equity One, Inc. 3.75% 11/15/22	8,200	8,401
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,176
HCP, Inc.:
3.15% 8/1/22	7,000	6,975
3.875% 8/15/24	13,000	13,172
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,612
4.125% 4/1/19	13,700	14,217
4.7% 9/15/17	843	857
HRPT Properties Trust 6.65% 1/15/18	676	688
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,228
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	12,049
4.5% 1/15/25	2,128	2,130
4.5% 4/1/27	34,977	34,741
4.95% 4/1/24	2,101	2,170
5.25% 1/15/26	10,420	10,911
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,521
5% 12/15/23	1,140	1,170
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,236
WP Carey, Inc. 4% 2/1/25	9,404	9,303
		195,443
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,368
4.1% 10/1/24	6,548	6,564
4.55% 10/1/29	6,548	6,572
4.95% 4/15/18	4,846	4,990
5.7% 5/1/17	309	311
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,306
3.95% 7/1/22	5,951	6,196
4.75% 10/1/25	6,539	6,893
5.25% 3/15/21	4,138	4,496
Essex Portfolio LP 5.5% 3/15/17	3,921	3,926
Liberty Property LP:
3.375% 6/15/23	3,313	3,318
4.125% 6/15/22	3,219	3,374
4.75% 10/1/20	8,747	9,317
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,563
3.15% 5/15/23	7,438	6,982
4.5% 4/18/22	2,016	2,047
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,309
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,358
Tanger Properties LP:
3.125% 9/1/26	4,924	4,695
3.75% 12/1/24	4,790	4,819
3.875% 12/1/23	2,716	2,777
6.125% 6/1/20	9,597	10,593
Ventas Realty LP:
1.25% 4/17/17	3,126	3,126
3.125% 6/15/23	2,534	2,495
3.5% 2/1/25	2,833	2,783
3.75% 5/1/24	7,900	7,996
4.125% 1/15/26	2,782	2,840
4.375% 2/1/45	1,322	1,246
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,068
4% 4/30/19	1,999	2,074
		138,402

TOTAL REAL ESTATE		333,845

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,768
3.6% 2/17/23	13,016	13,134
4.8% 6/15/44	7,106	6,706
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	76
CenturyLink, Inc.:
5.15% 6/15/17	487	491
6% 4/1/17	3,467	3,476
Verizon Communications, Inc.:
2.625% 2/21/20	9,818	9,942
4.5% 9/15/20	45,631	48,668
5.012% 4/15/49 (e)	5,561	5,457
5.012% 8/21/54	23,143	22,396
6.1% 4/15/18	4,897	5,142
		121,256
UTILITIES - 0.7%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	5,539	6,195
6.4% 9/15/20 (e)	14,254	15,938
Edison International 3.75% 9/15/17	4,499	4,549
Eversource Energy 1.45% 5/1/18	1,676	1,671
Exelon Corp.:
1.55% 6/9/17	1,687	1,687
3.95% 6/15/25	7,948	8,190
FirstEnergy Corp.:
2.75% 3/15/18	11,918	12,022
4.25% 3/15/23	27,079	28,236
7.375% 11/15/31	35,412	46,671
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	4,545
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,932	14,176
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,074
Nevada Power Co. 6.5% 8/1/18	2,642	2,819
NV Energy, Inc. 6.25% 11/15/20	1,957	2,210
Pennsylvania Electric Co. 6.05% 9/1/17	618	630
PG&E Corp. 2.4% 3/1/19	931	938
Progress Energy, Inc. 4.4% 1/15/21	405	431
TECO Finance, Inc. 5.15% 3/15/20	164	175
West Penn Power Co. 5.95% 12/15/17 (e)	6,500	6,709
		158,866
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)(f)	357	358
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,623
Texas Eastern Transmission LP 6% 9/15/17 (e)	1,301	1,330
		4,311
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,354
2.7% 6/15/21	2,321	2,308
3.55% 6/15/26	3,712	3,665
		8,327
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
3.2982% 9/30/66 (f)	20,448	16,684
3.8232% 6/30/66 (f)	5,485	5,032
NiSource Finance Corp.:
5.45% 9/15/20	6,455	7,082
6.4% 3/15/18	1,206	1,264
6.8% 1/15/19	4,065	4,415
Puget Energy, Inc. 6% 9/1/21	813	910
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,882	4,449
		39,836

TOTAL UTILITIES		211,340

TOTAL NONCONVERTIBLE BONDS
(Cost $3,473,467)		3,548,530

U.S. Government and Government Agency Obligations - 9.2%
U.S. Treasury Inflation-Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$120,385	$116,714
1% 2/15/46	25,178	26,019
1.375% 2/15/44	100,996	113,239
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	72,016	70,792
0.25% 1/15/25	64,244	64,101
0.625% 1/15/26	101,608	104,162

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		495,027

U.S. Treasury Obligations - 7.6%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.52% 3/16/17 to 5/25/17 (g)	3,410	3,408
U.S. Treasury Bonds:
2.875% 11/15/46(b)	174,919	171,646
3% 5/15/45 (h)	30,750	30,879
3% 11/15/45	85,886	86,248
U.S. Treasury Notes:
1.25% 3/31/21	287,028	281,007
1.25% 10/31/21	687,869	668,469
1.375% 9/30/23	100,000	95,219
1.5% 8/15/26	65,000	60,194
1.875% 2/28/22	133,400	133,259
2% 12/31/21	208,574	209,519
2% 11/15/26	33,516	32,422
2.125% 2/29/24	268,266	267,134
2.25% 1/31/24	224,236	225,191

TOTAL U.S. TREASURY OBLIGATIONS		2,264,595

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,785,343)		2,759,622

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.2%
2.5% 11/1/42 to 4/1/43	1,083	1,038
2.802% 6/1/36 (f)	116	121
3% 10/1/30 to 8/1/31	6,169	6,353
3% 3/1/47 (i)	16,300	16,186
3.14% 7/1/37 (f)	240	255
3.5% 9/1/29 to 12/1/45	8,805	9,194
4% 11/1/31	1,559	1,658
4% 3/1/47 (i)	1,000	1,051
4% 3/1/47 (i)	200	210
4.5% 12/1/23 to 6/1/41	882	947
5% 7/1/33 to 11/1/44	9,094	10,020
5.5% 9/1/24 to 9/1/41	11,560	12,817
6% 6/1/35 to 8/1/37	3,292	3,740
6.5% 7/1/32 to 8/1/36	671	771

TOTAL FANNIE MAE		64,361

Freddie Mac - 0.3%
2.5% 7/1/31	521	524
3% 4/1/31 to 6/1/31	1,815	1,869
3% 3/1/47 (i)	16,300	16,171
3% 3/1/47 (i)	16,300	16,171
3.5% 4/1/43 to 4/1/46	18,436	18,976
3.887% 10/1/35 (f)	113	121
4% 6/1/24 to 2/1/46	19,822	20,941
4.5% 7/1/25 to 4/1/41	8,060	8,689
5% 3/1/19 to 7/1/41	3,110	3,424
5.5% 1/1/34 to 3/1/40	696	781
6% 7/1/37 to 8/1/37	183	207
6.5% 3/1/36	523	600

TOTAL FREDDIE MAC		88,474

Ginnie Mae - 0.0%
3.5% 3/15/42	235	245
4% 9/20/40 to 1/15/43	5,329	5,683
4% 3/1/47(i)	1,600	1,693
4% 3/1/47 (i)	1,640	1,735
4.5% 4/20/41	1,742	1,882
5% 5/15/39	657	730
5.5% 2/15/37 to 1/15/39	389	442

TOTAL GINNIE MAE		12,410

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $165,141)		165,245

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (f)	$729	$700
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (f)	234	232
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (f)	42	41
Series 2004-R2 Class M3, 1.6033% 4/25/34 (f)	99	83
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (f)	53	50
Series 2004-W11 Class M2, 1.8283% 11/25/34 (f)	565	563
Series 2004-W7 Class M1, 1.6033% 5/25/34 (f)	1,333	1,286
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (f)	1,211	423
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.5961% 4/25/34 (f)	1,618	1,479
Series 2006-HE2 Class M1, 1.1411% 3/25/36 (f)	18	0
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (e)	18,228	18,298
Class AA, 2.487% 12/16/41 (e)	4,584	4,520
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	10,478	10,474
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (f)	1,978	1,480
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.2333% 4/25/34 (f)	61	57
Series 2004-4 Class M2, 1.5733% 6/25/34 (f)	92	88
Series 2004-7 Class AF5, 5.868% 1/25/35	939	959
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (f)	43	38
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (f)	263	250
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.5961% 3/25/34 (f)	3	3
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5061% 1/25/35 (f)	1,041	966
Class M4, 1.7911% 1/25/35 (f)	381	199
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (e)(f)	1,808	1,522
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (e)(f)	430	408
Class B, 1.05% 11/15/34 (e)(f)	155	144
Class C, 1.15% 11/15/34 (e)(f)	258	238
Class D, 1.52% 11/15/34 (e)(f)	98	89
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (f)	234	220
Series 2003-3 Class M1, 2.0611% 8/25/33 (f)	410	400
Series 2003-5 Class A2, 1.4711% 12/25/33 (f)	36	35
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (f)	1,642	1,183
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (f)	2,909	1,507
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (f)	289	5
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (f)	94	83
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (f)	173	166
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (f)	3	2
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (f)	1,353	1,310
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (f)	63	57
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (f)	190	177
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (f)	154	5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (f)	1,566	1,492
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (f)	562	543
Class M4, 2.9461% 9/25/34 (f)	750	479
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (f)	1,620	1,535
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (f)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (f)	610	584
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (f)	326	324
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (f)	39	35
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (f)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (e)(f)	2,116	1,026
TOTAL ASSET-BACKED SECURITIES
(Cost $47,901)		55,793

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.3311% 1/25/35 (f)	757	749
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (f)	374	371
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.012% 8/25/36 (f)	790	717
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (f)	577	549
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0611% 7/25/35 (f)	665	645
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (e)(f)	269	196
Class B6, 3.6133% 6/10/35 (e)(f)	57	35
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (f)	23	22
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (f)	44	44
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.9711% 9/25/36 (f)	683	675
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.4183% 9/25/43 (f)	1,539	1,482

TOTAL PRIVATE SPONSOR		5,485

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	10,550	10,517
Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	11,250	11,361

TOTAL U.S. GOVERNMENT AGENCY		21,878

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,483)		27,363

Commercial Mortgage Securities - 0.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (f)(k)	134	2
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.37% 5/15/32 (e)(f)	7,236	7,243
Class C, 2.82% 5/15/32 (e)(f)	6,417	6,422
Class D, 3.67% 5/15/32 (e)(f)	3,365	3,360
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (e)(f)	27	25
Series 2005-3A:
Class A2, 1.1783% 11/25/35 (e)(f)	264	231
Class M1, 1.2183% 11/25/35 (e)(f)	35	31
Class M2, 1.2683% 11/25/35 (e)(f)	44	36
Class M3, 1.2883% 11/25/35 (e)(f)	39	32
Class M4, 1.3783% 11/25/35 (e)(f)	49	39
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (e)(f)	701	612
Class B1, 2.1783% 1/25/36 (e)(f)	31	24
Class M1, 1.2283% 1/25/36 (e)(f)	226	190
Class M2, 1.2483% 1/25/36 (e)(f)	68	56
Class M3, 1.2783% 1/25/36 (e)(f)	99	81
Class M4, 1.3883% 1/25/36 (e)(f)	55	46
Class M5, 1.4283% 1/25/36 (e)(f)	55	41
Class M6, 1.4783% 1/25/36 (e)(f)	58	44
Series 2006-1:
Class A2, 1.1383% 4/25/36 (e)(f)	103	91
Class M1, 1.1583% 4/25/36 (e)(f)	37	31
Class M2, 1.1783% 4/25/36 (e)(f)	39	33
Class M3, 1.1983% 4/25/36 (e)(f)	34	28
Class M4, 1.2983% 4/25/36 (e)(f)	19	16
Class M5, 1.3383% 4/25/36 (e)(f)	18	15
Class M6, 1.4183% 4/25/36 (e)(f)	37	30
Series 2006-2A:
Class M1, 1.0883% 7/25/36 (e)(f)	93	77
Class M2, 1.1083% 7/25/36 (e)(f)	66	54
Class M3, 1.1283% 7/25/36 (e)(f)	55	45
Class M4, 1.1983% 7/25/36 (e)(f)	37	30
Class M5, 1.2483% 7/25/36 (e)(f)	45	37
Series 2006-3A Class M4, 1.2083% 10/25/36 (e)(f)	29	25
Series 2006-4A:
Class A2, 1.0483% 12/25/36 (e)(f)	1,986	1,702
Class M1, 1.0683% 12/25/36 (e)(f)	132	91
Class M2, 1.0883% 12/25/36 (e)(f)	88	58
Class M3, 1.1183% 12/25/36 (e)(f)	89	43
Series 2007-1 Class A2, 1.0483% 3/25/37 (e)(f)	407	354
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (e)(f)	433	375
Class A2, 1.0761% 7/25/37 (e)(f)	406	348
Class M1, 1.1261% 7/25/37 (e)(f)	142	110
Class M2, 1.1661% 7/25/37 (e)(f)	78	60
Class M3, 1.2461% 7/25/37 (e)(f)	61	43
Series 2007-3:
Class A2, 1.0461% 7/25/37 (e)(f)	415	350
Class M1, 1.0661% 7/25/37 (e)(f)	83	65
Class M2, 1.0961% 7/25/37 (e)(f)	88	67
Class M3, 1.1261% 7/25/37 (e)(f)	139	103
Class M4, 1.2561% 7/25/37 (e)(f)	218	146
Class M5, 1.3561% 7/25/37 (e)(f)	107	56
Series 2007-4A Class M1, 1.7283% 9/25/37 (e)(f)	50	12
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(k)	883	30
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(k)	13,198	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.7107% 6/11/40 (f)	302	302
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,906	4,982
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (e)(f)	31	31
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.767% 12/15/27 (e)(f)	2,679	2,696
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7141% 12/10/49 (f)	3,218	3,229
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (f)	174	174
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	723	729
CSMC Series 2015-TOWN:
Class B, 2.6672% 3/15/28 (e)(f)	1,574	1,572
Class C, 3.0172% 3/15/28 (e)(f)	1,534	1,533
Class D, 3.9672% 3/15/28 (e)(f)	2,321	2,321
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (e)(f)	7,930	8,108
Class CFX, 3.3822% 12/15/34 (e)(f)	6,656	6,779
Class DFX, 3.3822% 12/15/34 (e)(f)	5,641	5,700
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	935	934
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.42% 4/15/27 (e)(f)	2,117	2,093
Class D, 3.02% 4/15/27 (e)(f)	4,512	4,443
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (f)	1,596	1,598
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (f)	18,969	19,007
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,440	1,438
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (f)	2,352	2,371
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	734	737
Series 2007-C7 Class A3, 5.866% 9/15/45	2,618	2,666
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	1,729	1,754
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	5,281	5,278
Series 2007-7 Class A4, 5.7387% 6/12/50 (f)	2,287	2,292
Series 2007-8 Class A3, 5.8873% 8/12/49 (f)	937	944
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (e)(f)	393	393
sequential payer Series 2007-IQ15 Class A4, 5.9037% 6/11/49 (f)	16,969	17,132
Series 2007-IQ14 Class A4, 5.692% 4/15/49	3,034	3,031
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (e)(f)	10,024	10,007
Class B, 4.181% 11/15/34 (e)	3,538	3,538
Class C, 5.205% 11/15/34 (e)	2,482	2,490
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	53	27
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C31 Class A5, 5.5% 4/15/47	4,526	4,523
Series 2007-C32 Class A3, 5.7165% 6/15/49 (f)	2,635	2,642
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (f)	9,358	9,376
Class A5, 5.9654% 2/15/51 (f)	870	878
Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	3,942	3,868
Class D, 5.513% 12/15/43 (f)	2,102	1,959
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $165,041)		166,615

Municipal Securities - 0.9%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,791
7.5% 4/1/34	8,780	12,572
7.55% 4/1/39	21,130	31,326
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,362
Series 2010 C1, 7.781% 1/1/35	13,980	15,253
Series 2012 B, 5.432% 1/1/42	6,845	5,866
Series 2014 B, 6.314% 1/1/44	14,335	13,201
6.05% 1/1/29	475	479
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,205	3,246
4.95% 6/1/23	8,975	9,166
5.1% 6/1/33	85,900	79,667
Series 2010-1, 6.63% 2/1/35	17,960	18,527
Series 2010-3:
5.547% 4/1/19	185	192
6.725% 4/1/35	10,580	10,988
7.35% 7/1/35	5,140	5,566
Series 2010-5, 6.2% 7/1/21	4,120	4,323
Series 2011:
5.365% 3/1/17	215	215
5.665% 3/1/18	9,625	9,928
5.877% 3/1/19	26,600	28,077
Series 2013, 4% 12/1/20	7,040	6,921
TOTAL MUNICIPAL SECURITIES
(Cost $261,555)		258,666

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21 (Cost $3,135)	$3,000	$3,138

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	$8,000	$8,005
2.95% 7/23/21	8,837	8,942
Discover Bank:
(Delaware) 3.2% 8/9/21	10,936	11,070
3.1% 6/4/20	11,505	11,709
8.7% 11/18/19	745	848
RBS Citizens NA 2.5% 3/14/19	5,410	5,455
Regions Bank 7.5% 5/15/18	13,814	14,692
UBS AG Stamford Branch 1.8% 3/26/18	12,466	12,489
Wachovia Bank NA 6% 11/15/17	8,083	8,338
TOTAL BANK NOTES
(Cost $80,568)		81,548
	Shares	Value (000s)

Fixed-Income Funds - 8.4%
Fidelity High Income Central Fund 2 (l)	6,372,306	$724,722
Fidelity Mortgage Backed Securities Central Fund (l)	16,598,364	1,791,627
TOTAL FIXED-INCOME FUNDS
(Cost $2,419,610)		2,516,349

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.60% (m)	801,323,326	801,484
Fidelity Securities Lending Cash Central Fund 0.62% (m)(n)	209,109,648	209,151
TOTAL MONEY MARKET FUNDS
(Cost $1,010,521)		1,010,635
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.4%
Investments in repurchase agreements in a joint trading account at 0.53%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations) #(n)
(Cost $106,039)	106,041	106,039
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $25,447,389)		30,141,774
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(204,669)
NET ASSETS - 100%		$29,937,105

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/32	$(200)	$(205)
Freddie Mac
3% 3/1/47	(16,300)	(16,171)
3% 3/1/47	(16,300)	(16,171)

TOTAL FREDDIE MAC		(32,342)

TOTAL TBA SALE COMMITMENTS
(Proceeds $32,684)		$(32,547)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
647 CME E-mini S&P 500 Index Contracts (United States)	March 2017	76,437	$3,501

The face value of futures purchased as a percentage of Net Assets is 0.3%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 161	$(155)	$0	$(155)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,419,000 or 0.2% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $416,882,000 or 1.4% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,408,000.

 (h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $114,000.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	10/11/16 - 12/28/16	$20,259
Extraction Oil & Gas, Inc.	12/12/16	$11,840
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,946
Fidelity High Income Central Fund 2	23,637
Fidelity Mortgage Backed Securities Central Fund	26,780
Fidelity Securities Lending Cash Central Fund	811
Total	$53,174

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$706,179	$--	$--	$724,722	82.4%
Fidelity Mortgage Backed Securities Central Fund	2,185,003	--	342,158	1,791,627	28.6%
Total	$2,891,182	$--	$342,158	$2,516,349

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$37,297	$5,343	$--	$--	$30,570
Sunrun, Inc.	32,153	5,730	--	--	35,799
Total	$69,450	$11,073	$--	$--	$66,369

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,638,324	$2,638,324	$--	$--
Consumer Staples	1,851,266	1,794,997	56,269	--
Energy	1,283,327	1,272,501	10,826	--
Financials	2,904,385	2,904,385	--	--
Health Care	2,677,377	2,677,377	--	--
Industrials	1,860,353	1,860,353	--	--
Information Technology	3,995,705	3,993,213	--	2,492
Materials	568,675	568,675	--	--
Real Estate	549,955	549,955	--	--
Telecommunication Services	454,352	454,352	--	--
Utilities	658,512	658,512	--	--
Corporate Bonds	3,548,530	--	3,548,530	--
U.S. Government and Government Agency Obligations	2,759,622	--	2,759,622	--
U.S. Government Agency - Mortgage Securities	165,245	--	165,245	--
Asset-Backed Securities	55,793	--	54,767	1,026
Collateralized Mortgage Obligations	27,363	--	27,132	231
Commercial Mortgage Securities	166,615	--	166,615	--
Municipal Securities	258,666	--	258,666	--
Foreign Government and Government Agency Obligations	3,138	--	3,138	--
Bank Notes	81,548	--	81,548	--
Fixed-Income Funds	2,516,349	2,516,349	--	--
Money Market Funds	1,010,635	1,010,635	--	--
Cash Equivalents	106,039	--	106,039	--
Total Investments in Securities:	$30,141,774	$22,899,628	$7,238,397	$3,749
Derivative Instruments:
Assets
Futures Contracts	$3,501	$3,501	$--	$--
Total Assets	$3,501	$3,501	$--	$--
Liabilities
Swaps	$(155)	$--	$(155)	$--
Total Liabilities	$(155)	$--	$(155)	$--
Total Derivative Instruments:	$3,346	$3,501	$(155)	$--
Other Financial Instruments:
TBA Sale Commitments	$(32,547)	$--	$(32,547)	$--
Total Other Financial Instruments:	$(32,547)	$--	$(32,547)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(155)
Total Credit Risk	0	(155)
Equity Risk
Futures Contracts(b)	3,501	0
Total Equity Risk	3,501	0
Total Value of Derivatives	$3,501	$(155)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$106,039,000 due 3/01/17 at 0.53%
J.P. Morgan Securities, Inc.	$106,039
$106,039

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	16.1%
AAA,AA,A	3.0%
BBB	8.6%
BB	2.5%
B	1.6%
CCC,CC,C	0.3%
Not Rated	0.0%
Equities	64.9%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $305,899 and repurchase agreements of $106,039) — See accompanying schedule: Unaffiliated issuers (cost $21,912,355)	$26,548,421
Fidelity Central Funds (cost $3,430,131)	3,526,984
Other affiliated issuers (cost $104,903)	66,369
Total Investments (cost $25,447,389)		$30,141,774
Cash		2,837
Foreign currency held at value (cost $530)		529
Receivable for investments sold
Regular delivery		166,000
Delayed delivery		1,544
Receivable for TBA sale commitments		32,684
Receivable for fund shares sold		27,167
Dividends receivable		28,610
Interest receivable		52,343
Distributions receivable from Fidelity Central Funds		9,202
Prepaid expenses		37
Other receivables		1,355
Total assets		30,464,082
Liabilities
Payable for investments purchased
Regular delivery	$75,252
Delayed delivery	53,405
TBA sale commitments, at value	32,547
Payable for fund shares redeemed	36,266
Bi-lateral OTC swaps, at value	155
Accrued management fee	9,772
Payable for daily variation margin for derivative instruments	178
Other affiliated payables	2,929
Other payables and accrued expenses	1,292
Collateral on securities loaned	315,181
Total liabilities		526,977
Net Assets		$29,937,105
Net Assets consist of:
Paid in capital		$24,601,206
Undistributed net investment income		90,671
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		547,469
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,697,759
Net Assets		$29,937,105
Balanced:
Net Asset Value, offering price and redemption price per share ($21,733,949 ÷ 938,606 shares)		$23.16
Class K:
Net Asset Value, offering price and redemption price per share ($8,203,156 ÷ 354,260 shares)		$23.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017
Investment Income
Dividends		$149,748
Interest		100,726
Income from Fidelity Central Funds		53,174
Total income		303,648
Expenses
Management fee	$57,006
Transfer agent fees	16,270
Accounting and security lending fees	1,137
Custodian fees and expenses	279
Independent trustees' fees and expenses	59
Registration fees	173
Audit	100
Legal	48
Miscellaneous	105
Total expenses before reductions	75,177
Expense reductions	(575)	74,602
Net investment income (loss)		229,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	895,849
Fidelity Central Funds	12,577
Foreign currency transactions	12
Futures contracts	(4,773)
Swaps	3
Capital gain distributions from Fidelity Central Funds	3,412
Total net realized gain (loss)		907,080
Change in net unrealized appreciation (depreciation) on: Investment securities	595,946
Assets and liabilities in foreign currencies	(54)
Futures contracts	1,119
Swaps	(2)
Delayed delivery commitments	136
Total change in net unrealized appreciation (depreciation)		597,145
Net gain (loss)		1,504,225
Net increase (decrease) in net assets resulting from operations		$1,733,271

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,046	$481,453
Net realized gain (loss)	907,080	348,156
Change in net unrealized appreciation (depreciation)	597,145	1,256,046
Net increase (decrease) in net assets resulting from operations	1,733,271	2,085,655
Distributions to shareholders from net investment income	(239,301)	(474,574)
Distributions to shareholders from net realized gain	(412,684)	(1,577,139)
Total distributions	(651,985)	(2,051,713)
Share transactions - net increase (decrease)	31,026	919,667
Total increase (decrease) in net assets	1,112,312	953,609
Net Assets
Beginning of period	28,824,793	27,871,184
End of period	$29,937,105	$28,824,793
Other Information
Undistributed net investment income end of period	$90,671	$100,926

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.32	$22.33	$24.40	$21.85	$19.95	$18.17
Income from Investment Operations
Net investment income (loss)A	.17	.37	.37	.38	.36	.37
Net realized and unrealized gain (loss)	1.17	1.25	(.23)	3.68	1.88	1.76
Total from investment operations	1.34	1.62	.14	4.06	2.24	2.13
Distributions from net investment income	(.18)	(.36)	(.35)	(.38)	(.34)	(.35)
Distributions from net realized gain	(.32)	(1.27)	(1.86)	(1.13)	–	–
Total distributions	(.50)	(1.63)	(2.21)	(1.51)	(.34)	(.35)
Net asset value, end of period	$23.16	$22.32	$22.33	$24.40	$21.85	$19.95
Total ReturnB,C	6.16%	7.73%	.86%	19.46%	11.32%	11.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%F	.55%	.56%	.56%	.58%	.60%
Expenses net of fee waivers, if any	.55%F	.55%	.55%	.56%	.58%	.60%
Expenses net of all reductions	.54%F	.55%	.55%	.56%	.57%	.59%
Net investment income (loss)	1.57%F	1.71%	1.59%	1.65%	1.72%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$21,734	$20,840	$20,176	$19,574	$16,342	$15,016
Portfolio turnover rateG	110%F	64%	128%	176%	244%H	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes liquidations and redemptions executed in- kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund Class K

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.32	$22.33	$24.40	$21.85	$19.95	$18.17
Income from Investment Operations
Net investment income (loss)A	.18	.39	.39	.40	.39	.40
Net realized and unrealized gain (loss)	1.18	1.25	(.23)	3.69	1.87	1.76
Total from investment operations	1.36	1.64	.16	4.09	2.26	2.16
Distributions from net investment income	(.19)	(.38)	(.37)	(.40)	(.36)	(.38)
Distributions from net realized gain	(.32)	(1.27)	(1.86)	(1.13)	–	–
Total distributions	(.52)B	(1.65)	(2.23)	(1.54)C	(.36)	(.38)
Net asset value, end of period	$23.16	$22.32	$22.33	$24.40	$21.85	$19.95
Total ReturnD,E	6.21%	7.84%	.95%	19.59%	11.45%	12.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.46%H	.46%	.46%	.46%	.47%	.48%
Expenses net of all reductions	.45%H	.45%	.46%	.46%	.46%	.47%
Net investment income (loss)	1.66%H	1.81%	1.68%	1.75%	1.83%	2.10%
Supplemental Data
Net assets, end of period (in millions)	$8,203	$7,984	$7,695	$7,372	$6,330	$5,603
Portfolio turnover rateI	110%H	64%	128%	176%	244%J	155%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.321 per share.

 C Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes liquidations and redemptions executed in- kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,029,496
Gross unrealized depreciation	(470,658)
Net unrealized appreciation (depreciation) on securities	$4,558,838
Tax cost	$25,582,936

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$3	$(2)
Equity Risk
Futures Contracts	(4,773)	1,119
Totals	$(4,770)	$1,117

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $6,781,302 and $8,331,738, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Balanced	$14,404.14
Class K	1,866.05
	$16,270

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $187 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $47 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $500. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $747. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $811(including $5 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $404 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $42.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $129.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Balanced	$170,126	$338,622
Class K	69,175	135,952
Total	$239,301	$474,574
From net realized gain
Balanced	$298,179	$1,142,626
Class K	114,505	434,513
Total	$412,684	$1,577,139

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Balanced
Shares sold	69,292	131,640	$1,544,853	$2,809,513
Reinvestment of distributions	20,335	66,735	446,213	1,414,735
Shares redeemed	(84,775)	(168,273)	(1,882,206)	(3,575,866)
Net increase (decrease)	4,852	30,102	$108,860	$648,382
Class K
Shares sold	28,919	58,496	$642,491	$1,246,436
Reinvestment of distributions	8,371	26,918	183,680	570,465
Shares redeemed	(40,756)	(72,307)	(904,005)	(1,545,616)
Net increase (decrease)	(3,466)	13,107	$(77,834)	$271,285

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) as of February 28, 2017, the results of its operations for the period indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Balanced	.55%
Actual		$1,000.00	$1,061.60	$2.81
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Class K	.46%
Actual		$1,000.00	$1,062.10	$2.35
Hypothetical-C		$1,000.00	$1,022.51	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BAL-K-SANN-0417
1.863054.108

Fidelity® Balanced Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.7	2.1
Autodesk, Inc.	1.7	1.3
Alphabet, Inc. Class C	1.7	1.8
Amazon.com, Inc.	1.4	1.4
Capital One Financial Corp.	1.4	1.1
	8.9

Top Five Bond Issuers as of February 28, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.2	5.9
Fannie Mae	3.3	4.6
Freddie Mac	1.7	2.1
Ginnie Mae	1.2	1.7
Illinois Gen. Oblig.	0.5	0.6
	15.9

Top Five Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	15.2	18.3
Information Technology	13.4	12.5
Consumer Discretionary	10.1	9.7
Health Care	9.8	11.0
Consumer Staples	7.1	7.4

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of February 28, 2017 *,**
Stocks and Equity Futures	65.2%
Bonds	31.6%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 9.7%

 ** Futures and Swaps - 0.1%

As of August 31, 2016 *
Stocks and Equity Futures	63.7%
Bonds	34.2%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 10.7%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/ or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 64.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.6%
Tesla, Inc. (a)	699,500	$174,868
Distributors - 0.1%
LKQ Corp. (a)	1,033,779	32,647
Diversified Consumer Services - 0.3%
ServiceMaster Global Holdings, Inc. (a)	2,549,694	101,554
Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	416,600	31,112
Hilton Grand Vacations, Inc. (a)	416,670	12,475
Hilton Worldwide Holdings, Inc.	541,610	30,980
Las Vegas Sands Corp.	210,017	11,120
Marriott International, Inc. Class A	371,537	32,320
Park Hotels & Resorts, Inc.	833,340	21,284
Starbucks Corp.	1,013,974	57,665
U.S. Foods Holding Corp.	350,100	9,645
		206,601
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (a)	492,100	415,844
JD.com, Inc. sponsored ADR (a)	1,075,600	32,881
		448,725
Leisure Products - 0.1%
Mattel, Inc.	1,248,700	32,129
Media - 2.4%
Charter Communications, Inc. Class A (a)	561,107	181,271
Comcast Corp. Class A	3,060,792	114,535
DISH Network Corp. Class A (a)	127,400	7,899
Interpublic Group of Companies, Inc.	1,545,800	37,254
Manchester United PLC (b)	1,130,315	19,046
MDC Partners, Inc. Class A (c)	3,493,728	30,570
The Walt Disney Co.	2,308,700	254,165
Time Warner, Inc.	751,100	73,766
		718,506
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	1,407,700	107,942
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	16,837	2,637
AutoZone, Inc. (a)	7,082	5,216
Home Depot, Inc.	1,857,344	269,148
L Brands, Inc.	1,831,803	96,389
Ross Stores, Inc.	1,055,182	72,364
TJX Companies, Inc.	1,568,006	123,010
		568,764
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	3,114,850	178,045
VF Corp.	1,306,818	68,543
		246,588

TOTAL CONSUMER DISCRETIONARY		2,638,324

CONSUMER STAPLES - 6.2%
Beverages - 1.3%
Anheuser-Busch InBev SA NV	427,200	46,730
Coca-Cola European Partners PLC	88,531	3,071
Constellation Brands, Inc. Class A (sub. vtg.)	443,400	70,416
Monster Beverage Corp. (a)	1,355,756	56,183
The Coca-Cola Co.	5,197,608	218,092
		394,492
Food & Staples Retailing - 1.1%
CVS Health Corp.	2,184,585	176,034
Kroger Co.	3,539,908	112,569
Wal-Mart Stores, Inc.	70,300	4,986
Walgreens Boots Alliance, Inc.	401,975	34,723
		328,312
Food Products - 0.4%
Bunge Ltd.	445,770	36,486
Mead Johnson Nutrition Co. Class A	146,718	12,880
Mondelez International, Inc.	232,100	10,194
The Hain Celestial Group, Inc. (a)	644,500	22,802
TreeHouse Foods, Inc. (a)	433,900	36,916
		119,278
Household Products - 0.7%
Colgate-Palmolive Co.	1,880,867	137,266
Procter & Gamble Co.	517,735	47,150
Spectrum Brands Holdings, Inc.	113,913	15,460
		199,876
Personal Products - 0.5%
Avon Products, Inc. (a)	1,425,260	6,271
Coty, Inc. Class A	2,497,453	46,902
Estee Lauder Companies, Inc. Class A	1,013,732	83,988
Unilever NV (Certificaten Van Aandelen) (Bearer)	201,500	9,539
		146,700
Tobacco - 2.2%
Altria Group, Inc.	2,986,113	223,720
British American Tobacco PLC sponsored ADR (b)	2,891,114	184,569
Philip Morris International, Inc.	1,945,950	212,790
Reynolds American, Inc.	674,500	41,529
		662,608

TOTAL CONSUMER STAPLES		1,851,266

ENERGY - 4.3%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	1,083,600	65,319
Dril-Quip, Inc. (a)	328,569	20,158
Oceaneering International, Inc.	455,491	12,900
Schlumberger Ltd.	1,694,200	136,146
		234,523
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.	1,547,202	100,027
Black Stone Minerals LP	751,900	13,173
Cabot Oil & Gas Corp.	1,374,050	30,092
Centennial Resource Development, Inc.:
Class A (d)	1,096,100	20,618
Class A (d)	639,500	10,826
Chevron Corp.	929,505	104,569
Cimarex Energy Co.	344,702	43,336
ConocoPhillips Co.	2,744,400	130,551
Devon Energy Corp.	1,035,300	44,891
EOG Resources, Inc.	329,300	31,939
Extraction Oil & Gas, Inc.	401,363	7,104
Exxon Mobil Corp.	1,897,943	154,341
Newfield Exploration Co. (a)	854,000	31,137
Parsley Energy, Inc. Class A (a)	946,530	28,765
PDC Energy, Inc. (a)	315,000	21,291
Phillips 66 Co.	767,517	60,012
Pioneer Natural Resources Co.	333,900	62,095
PrairieSky Royalty Ltd.	1,106,837	25,883
SM Energy Co.	944,700	23,287
Suncor Energy, Inc.	2,543,600	79,188
The Williams Companies, Inc.	906,100	25,679
		1,048,804

TOTAL ENERGY		1,283,327

FINANCIALS - 9.7%
Banks - 4.0%
Bank of America Corp.	11,457,508	282,771
Citigroup, Inc.	5,589,812	334,327
Huntington Bancshares, Inc.	11,571,412	163,620
JPMorgan Chase & Co.	2,323,254	210,533
M&T Bank Corp.	86,500	14,443
PNC Financial Services Group, Inc.	933,100	118,718
Synovus Financial Corp.	386,824	16,332
U.S. Bancorp	1,135,447	62,450
		1,203,194
Capital Markets - 1.6%
BlackRock, Inc. Class A	266,876	103,404
CBOE Holdings, Inc.	277,200	21,635
CME Group, Inc.	296,100	35,964
E*TRADE Financial Corp. (a)	754,349	26,033
Goldman Sachs Group, Inc.	496,200	123,087
IntercontinentalExchange, Inc.	1,326,800	75,800
Legg Mason, Inc.	313,900	11,840
Northern Trust Corp.	797,500	69,662
Oaktree Capital Group LLC Class A	268,747	12,013
		479,438
Consumer Finance - 1.9%
Capital One Financial Corp.	4,396,963	412,699
OneMain Holdings, Inc. (a)	1,387,900	38,889
SLM Corp.	4,906,334	58,827
Synchrony Financial	1,053,300	38,172
		548,587
Diversified Financial Services - 0.8%
Bats Global Markets, Inc.	117,500	4,128
Berkshire Hathaway, Inc.:
Class A (a)	129	33,166
Class B (a)	978,200	167,683
Extraction Oil & Gas, Inc. (d)	648,767	11,483
KBC Ancora (a)	398,674	16,734
Kimbell Royalty Partners LP	400,900	7,725
On Deck Capital, Inc. (a)(b)	590,700	3,154
		244,073
Insurance - 1.3%
American International Group, Inc.	1,341,300	85,736
Chubb Ltd.	720,537	99,557
Marsh & McLennan Companies, Inc.	1,399,077	102,804
The Travelers Companies, Inc.	654,600	80,018
Unum Group	588,000	28,712
		396,827
Mortgage Real Estate Investment Trusts - 0.1%
Altisource Residential Corp. Class B	2,404,317	32,266

TOTAL FINANCIALS		2,904,385

HEALTH CARE - 9.0%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	803,704	105,486
Amgen, Inc.	1,472,958	260,021
Biogen, Inc. (a)	426,785	123,170
Celgene Corp. (a)	605,200	74,748
Gilead Sciences, Inc.	106,028	7,473
Regeneron Pharmaceuticals, Inc. (a)	115,400	43,102
Shire PLC sponsored ADR	297,300	53,722
Vertex Pharmaceuticals, Inc. (a)	968,000	87,720
		755,442
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	1,920,800	86,590
Boston Scientific Corp. (a)	6,487,970	159,280
Edwards Lifesciences Corp. (a)	376,064	35,365
Intuitive Surgical, Inc. (a)	126,100	92,936
Medtronic PLC	2,251,024	182,130
Wright Medical Group NV (a)	1,187,800	33,116
		589,417
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	504,900	41,084
Cigna Corp.	285,060	42,445
Henry Schein, Inc. (a)	397,404	68,179
Humana, Inc.	399,200	84,331
UnitedHealth Group, Inc.	1,530,700	253,147
Universal Health Services, Inc. Class B	520,200	65,337
		554,523
Health Care Technology - 0.3%
Cerner Corp. (a)	321,300	17,684
Medidata Solutions, Inc. (a)	1,099,465	61,482
		79,166
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,422,600	72,979
Thermo Fisher Scientific, Inc.	516,797	81,489
		154,468
Pharmaceuticals - 1.8%
Allergan PLC	831,643	203,603
Bristol-Myers Squibb Co.	2,123,541	120,426
GlaxoSmithKline PLC sponsored ADR	2,189,200	90,808
Merck & Co., Inc.	935,300	61,608
Pfizer, Inc.	1,990,500	67,916
		544,361

TOTAL HEALTH CARE		2,677,377

INDUSTRIALS - 6.2%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	30,800	8,211
Northrop Grumman Corp.	424,274	104,834
Raytheon Co.	618,200	95,296
United Technologies Corp.	469,722	52,867
		261,208
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	534,141	56,491
Airlines - 0.9%
American Airlines Group, Inc.	3,874,000	179,599
Delta Air Lines, Inc.	110,300	5,507
Southwest Airlines Co.	1,544,346	89,263
		274,369
Building Products - 0.3%
Allegion PLC	1,267,100	91,979
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	720,300	59,698
Waste Management, Inc.	221,500	16,240
		75,938
Construction & Engineering - 0.3%
Fluor Corp.	1,414,808	78,366
Electrical Equipment - 1.4%
Acuity Brands, Inc.	76,000	16,059
AMETEK, Inc.	3,108,305	167,755
Fortive Corp.	2,031,065	117,091
Sensata Technologies Holding BV (a)	2,031,970	83,412
Sunrun, Inc. (a)(b)(c)	6,291,540	35,799
		420,116
Industrial Conglomerates - 1.0%
General Electric Co.	10,573,876	315,207
Machinery - 0.2%
Caterpillar, Inc.	358,400	34,643
Deere & Co.	282,900	30,975
WABCO Holdings, Inc. (a)	74,200	8,331
		73,949
Professional Services - 0.1%
IHS Markit Ltd. (a)	636,100	25,317
Road & Rail - 0.6%
CSX Corp.	3,859,420	187,413

TOTAL INDUSTRIALS		1,860,353

INFORMATION TECHNOLOGY - 13.3%
Electronic Equipment & Components - 0.6%
Jabil Circuit, Inc.	4,811,513	122,742
Largan Precision Co. Ltd.	175,000	25,996
Samsung SDI Co. Ltd.	182,100	20,708
		169,446
Internet Software & Services - 3.5%
2U, Inc. (a)	1,057,347	38,646
58.com, Inc. ADR (a)	1,567,940	57,387
Alphabet, Inc.:
Class A (a)	200	169
Class C (a)	603,624	496,909
Facebook, Inc. Class A (a)	2,274,107	308,232
Just Dial Ltd. (a)	1,005,448	8,238
New Relic, Inc. (a)	2,063,987	72,611
Shopify, Inc. Class A (a)	224,400	13,287
SPS Commerce, Inc. (a)	238,700	13,207
Yahoo!, Inc. (a)	949,500	43,354
		1,052,040
IT Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	304,300	18,036
Travelport Worldwide Ltd.	1,915,422	24,326
		42,362
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	105,900	12,887
Broadcom Ltd.	167,800	35,394
Cavium, Inc. (a)	234,100	15,336
GlobalWafers Co. Ltd.	2,372,000	14,797
Marvell Technology Group Ltd.	1,601,077	24,977
Mellanox Technologies Ltd. (a)	314,700	15,231
Micron Technology, Inc. (a)	2,017,111	47,281
NVIDIA Corp.	526,073	53,386
Qorvo, Inc. (a)	2,797,717	184,929
Qualcomm, Inc.	1,851,644	104,581
Semtech Corp. (a)	387,800	12,972
Siltronic AG (a)	328,800	20,266
Skyworks Solutions, Inc.	215,800	20,460
SolarEdge Technologies, Inc. (a)(b)	604,470	8,855
		571,352
Software - 4.1%
Activision Blizzard, Inc.	2,071,417	93,483
Adobe Systems, Inc. (a)	352,867	41,758
Autodesk, Inc. (a)	6,031,670	520,533
Citrix Systems, Inc. (a)	136,800	10,800
HubSpot, Inc. (a)	586,145	34,876
Microsoft Corp.	4,323,987	276,649
Parametric Technology Corp. (a)	983,400	52,995
Paycom Software, Inc. (a)	507,400	27,313
RealPage, Inc. (a)	512,119	17,284
Salesforce.com, Inc. (a)	1,234,474	100,424
Zendesk, Inc. (a)	1,718,555	46,796
		1,222,911
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	5,814,914	796,576
HP, Inc.	5,952,783	103,400
Western Digital Corp.	456,900	35,126
		935,102

TOTAL INFORMATION TECHNOLOGY		3,993,213

MATERIALS - 1.9%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	2,099,200	164,871
Ecolab, Inc.	34,041	4,220
LyondellBasell Industries NV Class A	614,700	56,085
Monsanto Co.	458,800	52,225
Platform Specialty Products Corp. (a)	1,083,000	14,285
PPG Industries, Inc.	540,800	55,394
W.R. Grace & Co.	539,001	38,183
		385,263
Construction Materials - 0.1%
Eagle Materials, Inc.	379,700	39,379
Containers & Packaging - 0.4%
Ball Corp.	562,000	41,324
WestRock Co.	1,202,980	64,624
		105,948
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. (a)	2,842,200	38,085

TOTAL MATERIALS		568,675

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	1,265,800	145,301
Boston Properties, Inc.	367,197	51,051
Colony NorthStar, Inc.	1,736,909	25,498
CoreSite Realty Corp.	120,900	10,889
Corrections Corp. of America	610,800	20,584
Duke Realty LP	702,200	18,004
Equinix, Inc.	100,300	37,720
Extra Space Storage, Inc.	638,036	50,526
FelCor Lodging Trust, Inc.	191,521	1,389
Gaming & Leisure Properties	161,800	5,178
Omega Healthcare Investors, Inc.	229,600	7,494
Outfront Media, Inc.	1,413,862	36,690
Store Capital Corp.	3,055,600	76,115
Sun Communities, Inc.	209,542	17,356
VEREIT, Inc.	2,862,500	25,963
		529,758
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	567,003	20,197

TOTAL REAL ESTATE		549,955

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	5,967,664	249,389
CenturyLink, Inc. (b)	546,000	13,246
Level 3 Communications, Inc. (a)	711,409	40,728
SBA Communications Corp. Class A (a)	167,300	19,368
Verizon Communications, Inc.	1,553,236	77,087
Zayo Group Holdings, Inc. (a)	751,463	23,686
		423,504
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	399,300	24,968
Telephone & Data Systems, Inc.	217,539	5,880
		30,848

TOTAL TELECOMMUNICATION SERVICES		454,352

UTILITIES - 2.2%
Electric Utilities - 1.3%
Edison International	348,733	27,808
Exelon Corp.	2,190,500	80,413
FirstEnergy Corp.	880,048	28,540
NextEra Energy, Inc.	1,129,800	148,004
PG&E Corp.	1,366,529	91,216
PPL Corp.	734,400	27,085
		403,066
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	1,013,100	16,777
NRG Yield, Inc. Class C	946,427	16,468
Vivint Solar, Inc. (a)(b)	4,495,051	15,508
		48,753
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	443,300	12,111
Dominion Resources, Inc.	1,104,022	85,716
Sempra Energy	962,759	106,183
		204,010
Water Utilities - 0.0%
AquaVenture Holdings Ltd. (b)	162,618	2,683

TOTAL UTILITIES		658,512

TOTAL COMMON STOCKS
(Cost $14,897,881)		19,439,739

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)
(Cost $4,704)	281,270	2,492
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 11.8%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.3%
General Motors Co.:
3.5% 10/2/18	5,595	5,723
6.6% 4/1/36	4,528	5,319
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,787
3.15% 1/15/20	19,000	19,364
3.25% 5/15/18	2,895	2,943
3.5% 7/10/19	41,541	42,707
4% 1/15/25	7,674	7,732
4.2% 3/1/21	10,665	11,176
4.25% 5/15/23	3,220	3,338
4.75% 8/15/17	3,095	3,140
		103,229
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	628
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,753
3.7% 1/30/26	4,539	4,657
4.7% 12/9/35	2,343	2,489
		8,899
Media - 0.6%
21st Century Fox America, Inc.:
6.15% 2/15/41	1,925	2,318
7.75% 12/1/45	9,421	13,350
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	21,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,781
4.908% 7/23/25	6,898	7,277
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,398
4.5% 9/15/42	3,752	3,416
5.5% 9/1/41	3,051	3,155
5.85% 5/1/17	1,829	1,842
5.875% 11/15/40	7,066	7,663
6.55% 5/1/37	40,485	46,784
6.75% 7/1/18	1,974	2,096
7.3% 7/1/38	7,024	8,786
8.25% 4/1/19	11,974	13,387
Time Warner, Inc. 2.1% 6/1/19	12,500	12,539
Viacom, Inc. 2.5% 9/1/18	809	815
		166,957

TOTAL CONSUMER DISCRETIONARY		279,713

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	19,080
3.3% 2/1/23	20,335	20,760
4.7% 2/1/36	19,253	20,715
4.9% 2/1/46	22,019	24,192
		84,747
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,625
3.875% 7/20/25	7,967	8,227
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,996
3.3% 11/18/21	4,671	4,775
		21,623
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (e)	572	591
William Wrigley Jr. Co. 2% 10/20/17 (e)	5,313	5,333
		5,924
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,082
4% 1/31/24	3,615	3,814
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	8,553	8,812
4.25% 7/21/25 (e)	8,553	8,880
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,836
3.25% 6/12/20	1,695	1,737
4% 6/12/22	5,830	6,125
4.45% 6/12/25	4,227	4,469
4.85% 9/15/23	8,000	8,691
5.7% 8/15/35	2,194	2,545
5.85% 8/15/45	16,830	20,017
6.15% 9/15/43	14,000	17,013
7.25% 6/15/37	7,569	10,092
		109,113

TOTAL CONSUMER STAPLES		221,407

ENERGY - 1.8%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	3,008
6.5% 4/1/20	3,517	3,914
Halliburton Co.:
3.8% 11/15/25	4,660	4,787
4.85% 11/15/35	4,069	4,366
5% 11/15/45	5,575	6,055
Noble Holding International Ltd.:
5.25% 3/16/18	617	621
7.2% 4/1/25 (f)	3,936	3,813
8.2% 4/1/45 (f)	3,799	3,647
		30,211
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Finance Co. 7.5% 5/1/31	13,089	16,801
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,973
5.55% 3/15/26	6,563	7,370
6.45% 9/15/36	1,840	2,230
6.6% 3/15/46	8,910	11,160
BP Capital Markets PLC 4.742% 3/11/21	6,000	6,543
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,851	2,852
5.85% 2/1/35	4,725	5,270
Cenovus Energy, Inc. 5.7% 10/15/19	6,698	7,204
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,626
3.3% 6/1/20	7,911	8,061
4.5% 6/1/25	2,416	2,564
DCP Midstream LLC:
4.75% 9/30/21 (e)	6,909	7,134
5.35% 3/15/20 (e)	6,814	7,138
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,664
4.95% 4/1/22	1,267	1,311
5.6% 4/1/44	2,216	2,039
Duke Energy Field Services 6.45% 11/3/36 (e)	6,493	6,672
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,581
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	5,615	5,762
Enable Midstream Partners LP:
2.4% 5/15/19 (f)	1,957	1,942
3.9% 5/15/24 (f)	2,064	2,021
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,462
4.375% 10/15/20	5,808	6,122
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,359
5.5% 12/1/46	3,753	4,065
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,025
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,810
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,252	1,352
Nakilat, Inc. 6.067% 12/31/33 (e)	2,490	2,885
Nexen, Inc. 6.2% 7/30/19	2,252	2,452
Pemex Project Funding Master Trust 5.75% 3/1/18	7,835	8,119
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	3,837
5.625% 5/20/43	22,261	17,753
7.25% 3/17/44	30,172	29,128
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	38,192	38,622
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,183
3.5% 7/23/20	8,815	8,892
3.5% 1/30/23	5,005	4,760
4.5% 1/23/26	11,915	11,230
4.625% 9/21/23	13,980	14,008
4.875% 1/24/22	1,430	1,459
4.875% 1/18/24	7,021	7,048
5.375% 3/13/22 (e)	4,960	5,188
5.5% 1/21/21	13,423	14,185
5.5% 6/27/44	6,301	5,419
5.625% 1/23/46	11,673	10,142
6% 3/5/20	4,797	5,150
6.375% 1/23/45	26,396	25,116
6.5% 6/2/41	8,420	8,146
6.75% 9/21/47	12,583	12,457
6.875% 8/4/26	13,000	14,245
8% 5/3/19	3,943	4,366
Phillips 66 Co.:
2.95% 5/1/17	1,844	1,849
4.3% 4/1/22	6,383	6,840
Phillips 66 Partners LP 2.646% 2/15/20	652	653
Southeast Supply Header LLC 4.25% 6/15/24 (e)	5,790	5,749
Southwestern Energy Co.:
5.8% 1/23/20 (f)	5,591	5,535
6.7% 1/23/25 (f)	4,632	4,447
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,162
Spectra Energy Partners LP 4.6% 6/15/21	1,816	1,930
Suncor Energy, Inc. 6.1% 6/1/18	623	657
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,945
4.55% 6/24/24	25,316	25,696
Western Gas Partners LP:
4.65% 7/1/26	2,228	2,330
5.375% 6/1/21	14,415	15,645
Williams Partners LP:
3.6% 3/15/22	6,925	7,047
3.9% 1/15/25	2,391	2,400
4% 11/15/21	3,157	3,281
4.3% 3/4/24	10,014	10,365
4.5% 11/15/23	3,444	3,619
		519,053

TOTAL ENERGY		549,264

FINANCIALS - 5.3%
Banks - 2.8%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)	1,325	1,349
5.5% 7/12/20 (e)	21,376	22,669
5.75% 9/26/23 (e)	5,809	6,099
6.5% 6/10/19 (e)	2,097	2,245
Bank of America Corp.:
2.6% 1/15/19	57,427	58,137
3.5% 4/19/26	9,902	9,823
3.875% 8/1/25	9,873	10,091
3.95% 4/21/25	6,998	7,023
4.2% 8/26/24	11,449	11,815
4.25% 10/22/26	6,748	6,877
5.75% 12/1/17	19,000	19,595
Barclays PLC:
2% 3/16/18	16,700	16,699
2.75% 11/8/19	5,728	5,773
3.25% 1/12/21	8,790	8,876
4.375% 1/12/26	11,847	12,066
BB&T Corp. 3.95% 3/22/22	1,805	1,894
Citigroup, Inc.:
1.75% 5/1/18	21,658	21,663
1.8% 2/5/18	17,419	17,469
1.85% 11/24/17	13,884	13,934
2.15% 7/30/18	17,815	17,899
3.875% 3/26/25	17,000	16,930
4.05% 7/30/22	17,500	18,280
4.3% 11/20/26	14,000	14,249
Citizens Bank NA 2.55% 5/13/21	3,064	3,056
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	7,659	7,871
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,417
3.75% 3/26/25	8,440	8,310
3.8% 9/15/22	13,270	13,410
3.8% 6/9/23	16,850	16,866
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,559
Discover Bank 7% 4/15/20	4,144	4,609
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,725
3.5% 3/15/22	638	657
4.5% 6/1/18	584	603
HBOS PLC 6.75% 5/21/18 (e)	560	589
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,476
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,856
Huntington National Bank:
1.7% 2/26/18	37,500	37,568
2.2% 4/1/19	3,200	3,204
2.4% 4/1/20	40,000	39,945
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	5,410	5,089
5.71% 1/15/26 (e)	13,365	12,904
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,573
2.95% 10/1/26	30,915	29,577
3.875% 9/10/24	24,177	24,634
4.125% 12/15/26	65,220	66,820
KeyCorp. 5.1% 3/24/21	628	687
Rabobank Nederland 4.375% 8/4/25	13,516	13,787
Regions Bank 6.45% 6/26/37	12,100	13,784
Regions Financial Corp. 3.2% 2/8/21	5,563	5,669
Royal Bank of Canada 4.65% 1/27/26	4,045	4,307
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	65,325	66,119
6% 12/19/23	12,648	13,430
6.1% 6/10/23	9,334	9,908
6.125% 12/15/22	39,429	41,916
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,025
		841,405
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,730
4.25% 2/15/24	3,357	3,457
Credit Suisse AG 6% 2/15/18	17,158	17,827
Deutsche Bank AG 4.5% 4/1/25	27,715	26,542
Deutsche Bank AG London Branch 2.85% 5/10/19	18,270	18,363
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,656
2.55% 10/23/19	85,599	86,491
2.6% 4/23/20	1,000	1,007
2.625% 1/31/19	30,072	30,441
2.9% 7/19/18	10,319	10,475
5.95% 1/18/18	5,343	5,545
6.15% 4/1/18	3,993	4,182
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,135
Lazard Group LLC 4.25% 11/14/20	5,286	5,550
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	31,378
Morgan Stanley:
1.875% 1/5/18	7,156	7,179
2.125% 4/25/18	18,100	18,198
2.5% 1/24/19	43,150	43,554
2.65% 1/27/20	2,659	2,688
4.875% 11/1/22	8,674	9,348
5.625% 9/23/19	547	593
5.95% 12/28/17	301	312
6.625% 4/1/18	1,804	1,897
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	10,000	9,977
Thomson Reuters Corp. 3.85% 9/29/24	5,214	5,346
UBS AG Stamford Branch:
1.375% 6/1/17	6,466	6,470
2.375% 8/14/19	12,750	12,834
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	9,717	9,905
		406,080
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	3,172	3,218
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,304
Discover Financial Services:
3.85% 11/21/22	2,701	2,757
3.95% 11/6/24	20,000	20,119
5.2% 4/27/22	2,488	2,705
6.45% 6/12/17	13,316	13,489
Ford Motor Credit Co. LLC:
2.145% 1/9/18	25,000	25,099
2.875% 10/1/18	11,000	11,155
5% 5/15/18	10,000	10,376
5.875% 8/2/21	12,574	14,059
Hyundai Capital America:
2.125% 10/2/17 (e)	2,357	2,363
2.55% 2/6/19 (e)	6,671	6,701
2.875% 8/9/18 (e)	2,848	2,879
Synchrony Financial:
1.875% 8/15/17	1,554	1,555
3% 8/15/19	2,283	2,318
3.75% 8/15/21	8,466	8,721
4.25% 8/15/24	3,469	3,590
		136,408
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	11,129
3.875% 8/15/22	10,251	10,514
4.125% 6/15/26	3,990	4,049
		25,692
Insurance - 0.5%
AIA Group Ltd. 2.25% 3/11/19 (e)	1,416	1,419
American International Group, Inc.:
3.3% 3/1/21	4,640	4,756
3.75% 7/10/25	14,847	14,950
4.875% 6/1/22	11,881	12,896
Aon Corp. 5% 9/30/20	129	140
Five Corners Funding Trust 4.419% 11/15/23 (e)	9,345	9,937
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (e)(f)	2,508	2,232
Hartford Financial Services Group, Inc. 5.375% 3/15/17	685	686
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	6,498	6,828
5% 6/1/21 (e)	8,525	9,263
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,237
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	9,547	9,149
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	7,075	7,112
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	4,915	6,259
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,967	6,148
Pacific LifeCorp:
5.125% 1/30/43 (e)	7,709	8,113
6% 2/10/20 (e)	10,987	11,949
Prudential Financial, Inc.:
2.3% 8/15/18	888	895
7.375% 6/15/19	2,520	2,823
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	8,243	9,043
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,938	1,975
4.125% 11/1/24 (e)	2,810	2,895
Unum Group:
3.875% 11/5/25	9,271	9,229
5.625% 9/15/20	3,860	4,235
5.75% 8/15/42	12,079	13,635
		161,804

TOTAL FINANCIALS		1,571,389

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/6/22	8,127	8,196
Health Care Providers & Services - 0.2%
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,171
4.25% 10/15/19	20,200	21,008
4.75% 5/1/23	375	393
5.875% 3/15/22	450	497
6.5% 2/15/20	12,966	14,234
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,276
WellPoint, Inc. 1.875% 1/15/18	195	196
		53,775
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	1,100	1,111
3.3% 2/15/22	13,389	13,654
		14,765
Pharmaceuticals - 0.3%
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,948
2.45% 6/15/19	3,839	3,862
3% 3/12/20	7,106	7,235
3.45% 3/15/22	12,371	12,637
Allergan PLC 1.875% 10/1/17	2,149	2,154
Mylan N.V.:
2.5% 6/7/19	4,811	4,812
3.15% 6/15/21	9,840	9,843
3.95% 6/15/26	4,843	4,730
Perrigo Co. PLC 2.3% 11/8/18	1,780	1,783
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,756
3.9% 12/15/24	2,611	2,607
4.9% 12/15/44	1,145	1,121
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,707
2.8% 7/21/23	4,987	4,711
3.15% 10/1/26	5,937	5,495
Zoetis, Inc. 1.875% 2/1/18	992	994
		83,395

TOTAL HEALTH CARE		160,131

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	5,000	5,470
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	696	698
6.9% 7/2/19	54	55
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	332	339
8.36% 1/20/19	416	433
		1,525
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,843
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,330
2.625% 9/4/18	8,396	8,477
3.375% 6/1/21	4,953	5,058
3.75% 2/1/22	7,839	8,090
3.875% 4/1/21	6,320	6,557
4.25% 9/15/24	5,492	5,695
4.75% 3/1/20	5,518	5,859
		43,066

TOTAL INDUSTRIALS		51,904

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,273
6.55% 10/1/17	1,119	1,151
		2,424
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (f)	2,275	2,377
Xerox Corp. 2.95% 3/15/17	1,143	1,144
		3,521

TOTAL INFORMATION TECHNOLOGY		5,945

MATERIALS - 0.2%
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	3,645	3,996
6.75% 10/19/75 (e)(f)	9,054	10,349
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	8,722	9,165
4.5% 8/13/23 (Reg. S)	10,600	11,423
4.875% 11/4/44 (e)	2,152	2,212
4.875% 11/4/44 (Reg. S)	5,050	5,191
		42,336
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,374
4.6% 4/1/22	2,434	2,595
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,787
American Tower Corp. 2.8% 6/1/20	8,000	8,028
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,906
Camden Property Trust 2.95% 12/15/22	2,417	2,379
CommonWealth REIT 5.875% 9/15/20	1,166	1,252
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,366
5% 7/1/25	4,089	4,268
DDR Corp.:
3.625% 2/1/25	3,723	3,612
4.25% 2/1/26	3,429	3,442
4.625% 7/15/22	4,470	4,716
4.75% 4/15/18	6,131	6,282
7.5% 4/1/17	8,836	8,878
Duke Realty LP:
3.625% 4/15/23	3,152	3,198
3.75% 12/1/24	2,549	2,607
3.875% 10/15/22	5,452	5,697
6.75% 3/15/20	1,339	1,499
Equity One, Inc. 3.75% 11/15/22	8,200	8,401
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,176
HCP, Inc.:
3.15% 8/1/22	7,000	6,975
3.875% 8/15/24	13,000	13,172
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,612
4.125% 4/1/19	13,700	14,217
4.7% 9/15/17	843	857
HRPT Properties Trust 6.65% 1/15/18	676	688
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,228
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	12,049
4.5% 1/15/25	2,128	2,130
4.5% 4/1/27	34,977	34,741
4.95% 4/1/24	2,101	2,170
5.25% 1/15/26	10,420	10,911
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,521
5% 12/15/23	1,140	1,170
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,236
WP Carey, Inc. 4% 2/1/25	9,404	9,303
		195,443
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,368
4.1% 10/1/24	6,548	6,564
4.55% 10/1/29	6,548	6,572
4.95% 4/15/18	4,846	4,990
5.7% 5/1/17	309	311
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,306
3.95% 7/1/22	5,951	6,196
4.75% 10/1/25	6,539	6,893
5.25% 3/15/21	4,138	4,496
Essex Portfolio LP 5.5% 3/15/17	3,921	3,926
Liberty Property LP:
3.375% 6/15/23	3,313	3,318
4.125% 6/15/22	3,219	3,374
4.75% 10/1/20	8,747	9,317
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,563
3.15% 5/15/23	7,438	6,982
4.5% 4/18/22	2,016	2,047
Mid-America Apartments LP 4.3% 10/15/23	1,248	1,309
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,358
Tanger Properties LP:
3.125% 9/1/26	4,924	4,695
3.75% 12/1/24	4,790	4,819
3.875% 12/1/23	2,716	2,777
6.125% 6/1/20	9,597	10,593
Ventas Realty LP:
1.25% 4/17/17	3,126	3,126
3.125% 6/15/23	2,534	2,495
3.5% 2/1/25	2,833	2,783
3.75% 5/1/24	7,900	7,996
4.125% 1/15/26	2,782	2,840
4.375% 2/1/45	1,322	1,246
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,068
4% 4/30/19	1,999	2,074
		138,402

TOTAL REAL ESTATE		333,845

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,768
3.6% 2/17/23	13,016	13,134
4.8% 6/15/44	7,106	6,706
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	76
CenturyLink, Inc.:
5.15% 6/15/17	487	491
6% 4/1/17	3,467	3,476
Verizon Communications, Inc.:
2.625% 2/21/20	9,818	9,942
4.5% 9/15/20	45,631	48,668
5.012% 4/15/49 (e)	5,561	5,457
5.012% 8/21/54	23,143	22,396
6.1% 4/15/18	4,897	5,142
		121,256
UTILITIES - 0.7%
Electric Utilities - 0.5%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	5,539	6,195
6.4% 9/15/20 (e)	14,254	15,938
Edison International 3.75% 9/15/17	4,499	4,549
Eversource Energy 1.45% 5/1/18	1,676	1,671
Exelon Corp.:
1.55% 6/9/17	1,687	1,687
3.95% 6/15/25	7,948	8,190
FirstEnergy Corp.:
2.75% 3/15/18	11,918	12,022
4.25% 3/15/23	27,079	28,236
7.375% 11/15/31	35,412	46,671
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	4,545
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,932	14,176
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,074
Nevada Power Co. 6.5% 8/1/18	2,642	2,819
NV Energy, Inc. 6.25% 11/15/20	1,957	2,210
Pennsylvania Electric Co. 6.05% 9/1/17	618	630
PG&E Corp. 2.4% 3/1/19	931	938
Progress Energy, Inc. 4.4% 1/15/21	405	431
TECO Finance, Inc. 5.15% 3/15/20	164	175
West Penn Power Co. 5.95% 12/15/17 (e)	6,500	6,709
		158,866
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)(f)	357	358
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,623
Texas Eastern Transmission LP 6% 9/15/17 (e)	1,301	1,330
		4,311
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,354
2.7% 6/15/21	2,321	2,308
3.55% 6/15/26	3,712	3,665
		8,327
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
3.2982% 9/30/66 (f)	20,448	16,684
3.8232% 6/30/66 (f)	5,485	5,032
NiSource Finance Corp.:
5.45% 9/15/20	6,455	7,082
6.4% 3/15/18	1,206	1,264
6.8% 1/15/19	4,065	4,415
Puget Energy, Inc. 6% 9/1/21	813	910
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,882	4,449
		39,836

TOTAL UTILITIES		211,340

TOTAL NONCONVERTIBLE BONDS
(Cost $3,473,467)		3,548,530

U.S. Government and Government Agency Obligations - 9.2%
U.S. Treasury Inflation-Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$120,385	$116,714
1% 2/15/46	25,178	26,019
1.375% 2/15/44	100,996	113,239
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	72,016	70,792
0.25% 1/15/25	64,244	64,101
0.625% 1/15/26	101,608	104,162

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		495,027

U.S. Treasury Obligations - 7.6%
U.S. Treasury Bills, yield at date of purchase 0.49% to 0.52% 3/16/17 to 5/25/17 (g)	3,410	3,408
U.S. Treasury Bonds:
2.875% 11/15/46(b)	174,919	171,646
3% 5/15/45 (h)	30,750	30,879
3% 11/15/45	85,886	86,248
U.S. Treasury Notes:
1.25% 3/31/21	287,028	281,007
1.25% 10/31/21	687,869	668,469
1.375% 9/30/23	100,000	95,219
1.5% 8/15/26	65,000	60,194
1.875% 2/28/22	133,400	133,259
2% 12/31/21	208,574	209,519
2% 11/15/26	33,516	32,422
2.125% 2/29/24	268,266	267,134
2.25% 1/31/24	224,236	225,191

TOTAL U.S. TREASURY OBLIGATIONS		2,264,595

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,785,343)		2,759,622

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.2%
2.5% 11/1/42 to 4/1/43	1,083	1,038
2.802% 6/1/36 (f)	116	121
3% 10/1/30 to 8/1/31	6,169	6,353
3% 3/1/47 (i)	16,300	16,186
3.14% 7/1/37 (f)	240	255
3.5% 9/1/29 to 12/1/45	8,805	9,194
4% 11/1/31	1,559	1,658
4% 3/1/47 (i)	1,000	1,051
4% 3/1/47 (i)	200	210
4.5% 12/1/23 to 6/1/41	882	947
5% 7/1/33 to 11/1/44	9,094	10,020
5.5% 9/1/24 to 9/1/41	11,560	12,817
6% 6/1/35 to 8/1/37	3,292	3,740
6.5% 7/1/32 to 8/1/36	671	771

TOTAL FANNIE MAE		64,361

Freddie Mac - 0.3%
2.5% 7/1/31	521	524
3% 4/1/31 to 6/1/31	1,815	1,869
3% 3/1/47 (i)	16,300	16,171
3% 3/1/47 (i)	16,300	16,171
3.5% 4/1/43 to 4/1/46	18,436	18,976
3.887% 10/1/35 (f)	113	121
4% 6/1/24 to 2/1/46	19,822	20,941
4.5% 7/1/25 to 4/1/41	8,060	8,689
5% 3/1/19 to 7/1/41	3,110	3,424
5.5% 1/1/34 to 3/1/40	696	781
6% 7/1/37 to 8/1/37	183	207
6.5% 3/1/36	523	600

TOTAL FREDDIE MAC		88,474

Ginnie Mae - 0.0%
3.5% 3/15/42	235	245
4% 9/20/40 to 1/15/43	5,329	5,683
4% 3/1/47(i)	1,600	1,693
4% 3/1/47 (i)	1,640	1,735
4.5% 4/20/41	1,742	1,882
5% 5/15/39	657	730
5.5% 2/15/37 to 1/15/39	389	442

TOTAL GINNIE MAE		12,410

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $165,141)		165,245

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (f)	$729	$700
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (f)	234	232
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (f)	42	41
Series 2004-R2 Class M3, 1.6033% 4/25/34 (f)	99	83
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (f)	53	50
Series 2004-W11 Class M2, 1.8283% 11/25/34 (f)	565	563
Series 2004-W7 Class M1, 1.6033% 5/25/34 (f)	1,333	1,286
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (f)	1,211	423
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.5961% 4/25/34 (f)	1,618	1,479
Series 2006-HE2 Class M1, 1.1411% 3/25/36 (f)	18	0
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (e)	18,228	18,298
Class AA, 2.487% 12/16/41 (e)	4,584	4,520
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	10,478	10,474
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (f)	1,978	1,480
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.2333% 4/25/34 (f)	61	57
Series 2004-4 Class M2, 1.5733% 6/25/34 (f)	92	88
Series 2004-7 Class AF5, 5.868% 1/25/35	939	959
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (f)	43	38
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (f)	263	250
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.5961% 3/25/34 (f)	3	3
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5061% 1/25/35 (f)	1,041	966
Class M4, 1.7911% 1/25/35 (f)	381	199
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (e)(f)	1,808	1,522
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (e)(f)	430	408
Class B, 1.05% 11/15/34 (e)(f)	155	144
Class C, 1.15% 11/15/34 (e)(f)	258	238
Class D, 1.52% 11/15/34 (e)(f)	98	89
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (f)	234	220
Series 2003-3 Class M1, 2.0611% 8/25/33 (f)	410	400
Series 2003-5 Class A2, 1.4711% 12/25/33 (f)	36	35
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (f)	1,642	1,183
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (f)	2,909	1,507
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (f)	289	5
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (f)	94	83
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (f)	173	166
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (f)	3	2
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (f)	1,353	1,310
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (f)	63	57
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (f)	190	177
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (f)	154	5
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (f)	1,566	1,492
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (f)	562	543
Class M4, 2.9461% 9/25/34 (f)	750	479
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (f)	1,620	1,535
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (f)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (f)	610	584
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (f)	326	324
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (f)	39	35
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (f)	32	30
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (e)(f)	2,116	1,026
TOTAL ASSET-BACKED SECURITIES
(Cost $47,901)		55,793

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.3311% 1/25/35 (f)	757	749
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (f)	374	371
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.012% 8/25/36 (f)	790	717
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (f)	577	549
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0611% 7/25/35 (f)	665	645
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (e)(f)	269	196
Class B6, 3.6133% 6/10/35 (e)(f)	57	35
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (f)	23	22
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (f)	44	44
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.9711% 9/25/36 (f)	683	675
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.4183% 9/25/43 (f)	1,539	1,482

TOTAL PRIVATE SPONSOR		5,485

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	10,550	10,517
Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	11,250	11,361

TOTAL U.S. GOVERNMENT AGENCY		21,878

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,483)		27,363

Commercial Mortgage Securities - 0.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (f)(k)	134	2
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.37% 5/15/32 (e)(f)	7,236	7,243
Class C, 2.82% 5/15/32 (e)(f)	6,417	6,422
Class D, 3.67% 5/15/32 (e)(f)	3,365	3,360
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (e)(f)	27	25
Series 2005-3A:
Class A2, 1.1783% 11/25/35 (e)(f)	264	231
Class M1, 1.2183% 11/25/35 (e)(f)	35	31
Class M2, 1.2683% 11/25/35 (e)(f)	44	36
Class M3, 1.2883% 11/25/35 (e)(f)	39	32
Class M4, 1.3783% 11/25/35 (e)(f)	49	39
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (e)(f)	701	612
Class B1, 2.1783% 1/25/36 (e)(f)	31	24
Class M1, 1.2283% 1/25/36 (e)(f)	226	190
Class M2, 1.2483% 1/25/36 (e)(f)	68	56
Class M3, 1.2783% 1/25/36 (e)(f)	99	81
Class M4, 1.3883% 1/25/36 (e)(f)	55	46
Class M5, 1.4283% 1/25/36 (e)(f)	55	41
Class M6, 1.4783% 1/25/36 (e)(f)	58	44
Series 2006-1:
Class A2, 1.1383% 4/25/36 (e)(f)	103	91
Class M1, 1.1583% 4/25/36 (e)(f)	37	31
Class M2, 1.1783% 4/25/36 (e)(f)	39	33
Class M3, 1.1983% 4/25/36 (e)(f)	34	28
Class M4, 1.2983% 4/25/36 (e)(f)	19	16
Class M5, 1.3383% 4/25/36 (e)(f)	18	15
Class M6, 1.4183% 4/25/36 (e)(f)	37	30
Series 2006-2A:
Class M1, 1.0883% 7/25/36 (e)(f)	93	77
Class M2, 1.1083% 7/25/36 (e)(f)	66	54
Class M3, 1.1283% 7/25/36 (e)(f)	55	45
Class M4, 1.1983% 7/25/36 (e)(f)	37	30
Class M5, 1.2483% 7/25/36 (e)(f)	45	37
Series 2006-3A Class M4, 1.2083% 10/25/36 (e)(f)	29	25
Series 2006-4A:
Class A2, 1.0483% 12/25/36 (e)(f)	1,986	1,702
Class M1, 1.0683% 12/25/36 (e)(f)	132	91
Class M2, 1.0883% 12/25/36 (e)(f)	88	58
Class M3, 1.1183% 12/25/36 (e)(f)	89	43
Series 2007-1 Class A2, 1.0483% 3/25/37 (e)(f)	407	354
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (e)(f)	433	375
Class A2, 1.0761% 7/25/37 (e)(f)	406	348
Class M1, 1.1261% 7/25/37 (e)(f)	142	110
Class M2, 1.1661% 7/25/37 (e)(f)	78	60
Class M3, 1.2461% 7/25/37 (e)(f)	61	43
Series 2007-3:
Class A2, 1.0461% 7/25/37 (e)(f)	415	350
Class M1, 1.0661% 7/25/37 (e)(f)	83	65
Class M2, 1.0961% 7/25/37 (e)(f)	88	67
Class M3, 1.1261% 7/25/37 (e)(f)	139	103
Class M4, 1.2561% 7/25/37 (e)(f)	218	146
Class M5, 1.3561% 7/25/37 (e)(f)	107	56
Series 2007-4A Class M1, 1.7283% 9/25/37 (e)(f)	50	12
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(k)	883	30
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(k)	13,198	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.7107% 6/11/40 (f)	302	302
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,906	4,982
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (e)(f)	31	31
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.767% 12/15/27 (e)(f)	2,679	2,696
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7141% 12/10/49 (f)	3,218	3,229
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (f)	174	174
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	723	729
CSMC Series 2015-TOWN:
Class B, 2.6672% 3/15/28 (e)(f)	1,574	1,572
Class C, 3.0172% 3/15/28 (e)(f)	1,534	1,533
Class D, 3.9672% 3/15/28 (e)(f)	2,321	2,321
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (e)(f)	7,930	8,108
Class CFX, 3.3822% 12/15/34 (e)(f)	6,656	6,779
Class DFX, 3.3822% 12/15/34 (e)(f)	5,641	5,700
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	935	934
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.42% 4/15/27 (e)(f)	2,117	2,093
Class D, 3.02% 4/15/27 (e)(f)	4,512	4,443
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (f)	1,596	1,598
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (f)	18,969	19,007
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,440	1,438
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (f)	2,352	2,371
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	734	737
Series 2007-C7 Class A3, 5.866% 9/15/45	2,618	2,666
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	1,729	1,754
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	5,281	5,278
Series 2007-7 Class A4, 5.7387% 6/12/50 (f)	2,287	2,292
Series 2007-8 Class A3, 5.8873% 8/12/49 (f)	937	944
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (e)(f)	393	393
sequential payer Series 2007-IQ15 Class A4, 5.9037% 6/11/49 (f)	16,969	17,132
Series 2007-IQ14 Class A4, 5.692% 4/15/49	3,034	3,031
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (e)(f)	10,024	10,007
Class B, 4.181% 11/15/34 (e)	3,538	3,538
Class C, 5.205% 11/15/34 (e)	2,482	2,490
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	53	27
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C31 Class A5, 5.5% 4/15/47	4,526	4,523
Series 2007-C32 Class A3, 5.7165% 6/15/49 (f)	2,635	2,642
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (f)	9,358	9,376
Class A5, 5.9654% 2/15/51 (f)	870	878
Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	3,942	3,868
Class D, 5.513% 12/15/43 (f)	2,102	1,959
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $165,041)		166,615

Municipal Securities - 0.9%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,791
7.5% 4/1/34	8,780	12,572
7.55% 4/1/39	21,130	31,326
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,362
Series 2010 C1, 7.781% 1/1/35	13,980	15,253
Series 2012 B, 5.432% 1/1/42	6,845	5,866
Series 2014 B, 6.314% 1/1/44	14,335	13,201
6.05% 1/1/29	475	479
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,205	3,246
4.95% 6/1/23	8,975	9,166
5.1% 6/1/33	85,900	79,667
Series 2010-1, 6.63% 2/1/35	17,960	18,527
Series 2010-3:
5.547% 4/1/19	185	192
6.725% 4/1/35	10,580	10,988
7.35% 7/1/35	5,140	5,566
Series 2010-5, 6.2% 7/1/21	4,120	4,323
Series 2011:
5.365% 3/1/17	215	215
5.665% 3/1/18	9,625	9,928
5.877% 3/1/19	26,600	28,077
Series 2013, 4% 12/1/20	7,040	6,921
TOTAL MUNICIPAL SECURITIES
(Cost $261,555)		258,666

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21 (Cost $3,135)	$3,000	$3,138

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	$8,000	$8,005
2.95% 7/23/21	8,837	8,942
Discover Bank:
(Delaware) 3.2% 8/9/21	10,936	11,070
3.1% 6/4/20	11,505	11,709
8.7% 11/18/19	745	848
RBS Citizens NA 2.5% 3/14/19	5,410	5,455
Regions Bank 7.5% 5/15/18	13,814	14,692
UBS AG Stamford Branch 1.8% 3/26/18	12,466	12,489
Wachovia Bank NA 6% 11/15/17	8,083	8,338
TOTAL BANK NOTES
(Cost $80,568)		81,548
	Shares	Value (000s)

Fixed-Income Funds - 8.4%
Fidelity High Income Central Fund 2 (l)	6,372,306	$724,722
Fidelity Mortgage Backed Securities Central Fund (l)	16,598,364	1,791,627
TOTAL FIXED-INCOME FUNDS
(Cost $2,419,610)		2,516,349

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.60% (m)	801,323,326	801,484
Fidelity Securities Lending Cash Central Fund 0.62% (m)(n)	209,109,648	209,151
TOTAL MONEY MARKET FUNDS
(Cost $1,010,521)		1,010,635
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.4%
Investments in repurchase agreements in a joint trading account at 0.53%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations) #(n)
(Cost $106,039)	106,041	106,039
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $25,447,389)		30,141,774
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(204,669)
NET ASSETS - 100%		$29,937,105

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/32	$(200)	$(205)
Freddie Mac
3% 3/1/47	(16,300)	(16,171)
3% 3/1/47	(16,300)	(16,171)

TOTAL FREDDIE MAC		(32,342)

TOTAL TBA SALE COMMITMENTS
(Proceeds $32,684)		$(32,547)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
647 CME E-mini S&P 500 Index Contracts (United States)	March 2017	76,437	$3,501

The face value of futures purchased as a percentage of Net Assets is 0.3%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 161	$(155)	$0	$(155)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,419,000 or 0.2% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $416,882,000 or 1.4% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,408,000.

 (h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $114,000.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Centennial Resource Development, Inc. Class A	10/11/16 - 12/28/16	$20,259
Extraction Oil & Gas, Inc.	12/12/16	$11,840
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,946
Fidelity High Income Central Fund 2	23,637
Fidelity Mortgage Backed Securities Central Fund	26,780
Fidelity Securities Lending Cash Central Fund	811
Total	$53,174

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$706,179	$--	$--	$724,722	82.4%
Fidelity Mortgage Backed Securities Central Fund	2,185,003	--	342,158	1,791,627	28.6%
Total	$2,891,182	$--	$342,158	$2,516,349

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$37,297	$5,343	$--	$--	$30,570
Sunrun, Inc.	32,153	5,730	--	--	35,799
Total	$69,450	$11,073	$--	$--	$66,369

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,638,324	$2,638,324	$--	$--
Consumer Staples	1,851,266	1,794,997	56,269	--
Energy	1,283,327	1,272,501	10,826	--
Financials	2,904,385	2,904,385	--	--
Health Care	2,677,377	2,677,377	--	--
Industrials	1,860,353	1,860,353	--	--
Information Technology	3,995,705	3,993,213	--	2,492
Materials	568,675	568,675	--	--
Real Estate	549,955	549,955	--	--
Telecommunication Services	454,352	454,352	--	--
Utilities	658,512	658,512	--	--
Corporate Bonds	3,548,530	--	3,548,530	--
U.S. Government and Government Agency Obligations	2,759,622	--	2,759,622	--
U.S. Government Agency - Mortgage Securities	165,245	--	165,245	--
Asset-Backed Securities	55,793	--	54,767	1,026
Collateralized Mortgage Obligations	27,363	--	27,132	231
Commercial Mortgage Securities	166,615	--	166,615	--
Municipal Securities	258,666	--	258,666	--
Foreign Government and Government Agency Obligations	3,138	--	3,138	--
Bank Notes	81,548	--	81,548	--
Fixed-Income Funds	2,516,349	2,516,349	--	--
Money Market Funds	1,010,635	1,010,635	--	--
Cash Equivalents	106,039	--	106,039	--
Total Investments in Securities:	$30,141,774	$22,899,628	$7,238,397	$3,749
Derivative Instruments:
Assets
Futures Contracts	$3,501	$3,501	$--	$--
Total Assets	$3,501	$3,501	$--	$--
Liabilities
Swaps	$(155)	$--	$(155)	$--
Total Liabilities	$(155)	$--	$(155)	$--
Total Derivative Instruments:	$3,346	$3,501	$(155)	$--
Other Financial Instruments:
TBA Sale Commitments	$(32,547)	$--	$(32,547)	$--
Total Other Financial Instruments:	$(32,547)	$--	$(32,547)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(155)
Total Credit Risk	0	(155)
Equity Risk
Futures Contracts(b)	3,501	0
Total Equity Risk	3,501	0
Total Value of Derivatives	$3,501	$(155)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$106,039,000 due 3/01/17 at 0.53%
J.P. Morgan Securities, Inc.	$106,039
$106,039

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	16.1%
AAA,AA,A	3.0%
BBB	8.6%
BB	2.5%
B	1.6%
CCC,CC,C	0.3%
Not Rated	0.0%
Equities	64.9%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $305,899 and repurchase agreements of $106,039) — See accompanying schedule: Unaffiliated issuers (cost $21,912,355)	$26,548,421
Fidelity Central Funds (cost $3,430,131)	3,526,984
Other affiliated issuers (cost $104,903)	66,369
Total Investments (cost $25,447,389)		$30,141,774
Cash		2,837
Foreign currency held at value (cost $530)		529
Receivable for investments sold
Regular delivery		166,000
Delayed delivery		1,544
Receivable for TBA sale commitments		32,684
Receivable for fund shares sold		27,167
Dividends receivable		28,610
Interest receivable		52,343
Distributions receivable from Fidelity Central Funds		9,202
Prepaid expenses		37
Other receivables		1,355
Total assets		30,464,082
Liabilities
Payable for investments purchased
Regular delivery	$75,252
Delayed delivery	53,405
TBA sale commitments, at value	32,547
Payable for fund shares redeemed	36,266
Bi-lateral OTC swaps, at value	155
Accrued management fee	9,772
Payable for daily variation margin for derivative instruments	178
Other affiliated payables	2,929
Other payables and accrued expenses	1,292
Collateral on securities loaned	315,181
Total liabilities		526,977
Net Assets		$29,937,105
Net Assets consist of:
Paid in capital		$24,601,206
Undistributed net investment income		90,671
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		547,469
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,697,759
Net Assets		$29,937,105
Balanced:
Net Asset Value, offering price and redemption price per share ($21,733,949 ÷ 938,606 shares)		$23.16
Class K:
Net Asset Value, offering price and redemption price per share ($8,203,156 ÷ 354,260 shares)		$23.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017
Investment Income
Dividends		$149,748
Interest		100,726
Income from Fidelity Central Funds		53,174
Total income		303,648
Expenses
Management fee	$57,006
Transfer agent fees	16,270
Accounting and security lending fees	1,137
Custodian fees and expenses	279
Independent trustees' fees and expenses	59
Registration fees	173
Audit	100
Legal	48
Miscellaneous	105
Total expenses before reductions	75,177
Expense reductions	(575)	74,602
Net investment income (loss)		229,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	895,849
Fidelity Central Funds	12,577
Foreign currency transactions	12
Futures contracts	(4,773)
Swaps	3
Capital gain distributions from Fidelity Central Funds	3,412
Total net realized gain (loss)		907,080
Change in net unrealized appreciation (depreciation) on: Investment securities	595,946
Assets and liabilities in foreign currencies	(54)
Futures contracts	1,119
Swaps	(2)
Delayed delivery commitments	136
Total change in net unrealized appreciation (depreciation)		597,145
Net gain (loss)		1,504,225
Net increase (decrease) in net assets resulting from operations		$1,733,271

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$229,046	$481,453
Net realized gain (loss)	907,080	348,156
Change in net unrealized appreciation (depreciation)	597,145	1,256,046
Net increase (decrease) in net assets resulting from operations	1,733,271	2,085,655
Distributions to shareholders from net investment income	(239,301)	(474,574)
Distributions to shareholders from net realized gain	(412,684)	(1,577,139)
Total distributions	(651,985)	(2,051,713)
Share transactions - net increase (decrease)	31,026	919,667
Total increase (decrease) in net assets	1,112,312	953,609
Net Assets
Beginning of period	28,824,793	27,871,184
End of period	$29,937,105	$28,824,793
Other Information
Undistributed net investment income end of period	$90,671	$100,926

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.32	$22.33	$24.40	$21.85	$19.95	$18.17
Income from Investment Operations
Net investment income (loss)A	.17	.37	.37	.38	.36	.37
Net realized and unrealized gain (loss)	1.17	1.25	(.23)	3.68	1.88	1.76
Total from investment operations	1.34	1.62	.14	4.06	2.24	2.13
Distributions from net investment income	(.18)	(.36)	(.35)	(.38)	(.34)	(.35)
Distributions from net realized gain	(.32)	(1.27)	(1.86)	(1.13)	–	–
Total distributions	(.50)	(1.63)	(2.21)	(1.51)	(.34)	(.35)
Net asset value, end of period	$23.16	$22.32	$22.33	$24.40	$21.85	$19.95
Total ReturnB,C	6.16%	7.73%	.86%	19.46%	11.32%	11.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	.55%F	.55%	.56%	.56%	.58%	.60%
Expenses net of fee waivers, if any	.55%F	.55%	.55%	.56%	.58%	.60%
Expenses net of all reductions	.54%F	.55%	.55%	.56%	.57%	.59%
Net investment income (loss)	1.57%F	1.71%	1.59%	1.65%	1.72%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$21,734	$20,840	$20,176	$19,574	$16,342	$15,016
Portfolio turnover rateG	110%F	64%	128%	176%	244%H	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes liquidations and redemptions executed in- kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Balanced Fund Class K

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.32	$22.33	$24.40	$21.85	$19.95	$18.17
Income from Investment Operations
Net investment income (loss)A	.18	.39	.39	.40	.39	.40
Net realized and unrealized gain (loss)	1.18	1.25	(.23)	3.69	1.87	1.76
Total from investment operations	1.36	1.64	.16	4.09	2.26	2.16
Distributions from net investment income	(.19)	(.38)	(.37)	(.40)	(.36)	(.38)
Distributions from net realized gain	(.32)	(1.27)	(1.86)	(1.13)	–	–
Total distributions	(.52)B	(1.65)	(2.23)	(1.54)C	(.36)	(.38)
Net asset value, end of period	$23.16	$22.32	$22.33	$24.40	$21.85	$19.95
Total ReturnD,E	6.21%	7.84%	.95%	19.59%	11.45%	12.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.46%H	.46%	.46%	.46%	.47%	.48%
Expenses net of all reductions	.45%H	.45%	.46%	.46%	.46%	.47%
Net investment income (loss)	1.66%H	1.81%	1.68%	1.75%	1.83%	2.10%
Supplemental Data
Net assets, end of period (in millions)	$8,203	$7,984	$7,695	$7,372	$6,330	$5,603
Portfolio turnover rateI	110%H	64%	128%	176%	244%J	155%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.321 per share.

 C Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes liquidations and redemptions executed in- kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,029,496
Gross unrealized depreciation	(470,658)
Net unrealized appreciation (depreciation) on securities	$4,558,838
Tax cost	$25,582,936

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$3	$(2)
Equity Risk
Futures Contracts	(4,773)	1,119
Totals	$(4,770)	$1,117

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $6,781,302 and $8,331,738, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Balanced	$14,404.14
Class K	1,866.05
	$16,270

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $187 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $47 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $500. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $747. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $811(including $5 from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $404 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $42.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $129.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Balanced	$170,126	$338,622
Class K	69,175	135,952
Total	$239,301	$474,574
From net realized gain
Balanced	$298,179	$1,142,626
Class K	114,505	434,513
Total	$412,684	$1,577,139

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Balanced
Shares sold	69,292	131,640	$1,544,853	$2,809,513
Reinvestment of distributions	20,335	66,735	446,213	1,414,735
Shares redeemed	(84,775)	(168,273)	(1,882,206)	(3,575,866)
Net increase (decrease)	4,852	30,102	$108,860	$648,382
Class K
Shares sold	28,919	58,496	$642,491	$1,246,436
Reinvestment of distributions	8,371	26,918	183,680	570,465
Shares redeemed	(40,756)	(72,307)	(904,005)	(1,545,616)
Net increase (decrease)	(3,466)	13,107	$(77,834)	$271,285

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) as of February 28, 2017, the results of its operations for the period indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Balanced Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of Feburary 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Balanced	.55%
Actual		$1,000.00	$1,061.60	$2.81
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Class K	.46%
Actual		$1,000.00	$1,062.10	$2.35
Hypothetical-C		$1,000.00	$1,022.51	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BAL-SANN-0417
1.471161.119

Fidelity® Puritan® Fund Class K Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	2.1
Alphabet, Inc. Class C	2.9	2.9
Microsoft Corp.	2.0	1.7
Facebook, Inc. Class A	1.7	1.7
Amazon.com, Inc.	1.6	1.4
	11.4

Top Five Bond Issuers as of February 28, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.7	4.1
Fannie Mae	2.9	3.7
Freddie Mac	1.6	1.5
Ginnie Mae	1.1	1.2
Illinois Gen. Oblig.	0.5	0.5
	11.8

Top Five Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	17.8
Financials	17.6	17.0
Consumer Discretionary	12.0	13.7
Health Care	9.9	12.0
Energy	8.3	6.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Stocks	68.8%
Bonds	29.6%
Convertible Securities	0.8%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.2)%

 * Foreign investments - 14.2%

 ** Futures and Swaps - 0.1%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016*
Stocks	65.4%
Bonds	31.9%
Convertible Securities	0.6%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 13.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 68.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.0%
Chassix Holdings, Inc. (a)	18,330	$613
Delphi Automotive PLC	18,393	1,400
		2,013
Automobiles - 0.3%
General Motors Co.	888,798	32,743
General Motors Co. warrants 7/10/19 (a)	8,394	157
Tesla, Inc. (a)	202,600	50,648
		83,548
Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza, Inc.	92,100	17,482
Extended Stay America, Inc. unit	150,000	2,595
McDonald's Corp.	640,300	81,734
Red Rock Resorts, Inc. (b)	278,655	6,122
U.S. Foods Holding Corp.	192,900	5,314
Vail Resorts, Inc.	1,058,927	191,856
		305,103
Household Durables - 0.4%
Newell Brands, Inc.	1,642,696	80,541
Toll Brothers, Inc. (a)	791,100	27,008
		107,549
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	484,400	409,337
Expedia, Inc.	162,600	19,356
Netflix, Inc. (a)	335,800	47,727
Priceline Group, Inc. (a)	49,200	84,827
		561,247
Leisure Products - 0.2%
Hasbro, Inc.	574,200	55,623
Media - 3.5%
Altice NV Class A (a)	523,244	11,034
AMC Networks, Inc. Class A (a)	53,800	3,218
CBS Corp. Class B	695,500	45,847
Charter Communications, Inc. Class A (a)	497,864	160,840
Comcast Corp. Class A	5,275,400	197,405
Lions Gate Entertainment Corp.:
Class A(c)	1,123,400	30,073
Class B (a)	2,086,185	52,113
Live Nation Entertainment, Inc. (a)	1,263,600	35,899
Publicis Groupe SA	36,972	2,492
Time Warner, Inc.	1,671,600	164,168
Tribune Media Co. Class A	13,773	475
tronc, Inc.	3,443	50
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc. (a)(d)	86,301	160,780
Vivendi SA	390,024	6,867
WME Entertainment Parent, LLC Class A (d)(e)	24,723,425	50,000
		921,261
Specialty Retail - 0.9%
Home Depot, Inc.	980,400	142,070
L Brands, Inc.	300,800	15,828
TJX Companies, Inc.	420,700	33,004
Ulta Beauty, Inc. (a)	164,400	44,952
		235,854
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	144,500	24,248
Brunello Cucinelli SpA	1,407,200	28,966
Christian Dior SA	202,800	42,948
Hermes International SCA (c)	81,100	35,389
lululemon athletica, Inc. (a)	509,500	33,250
Luxottica Group SpA	81,800	4,315
Michael Kors Holdings Ltd. (a)	653,761	23,862
NIKE, Inc. Class B	639,500	36,554
Ralph Lauren Corp.	51,500	4,085
Ted Baker PLC	302,900	10,546
Tory Burch LLC:
Class A (a)(d)(e)	702,741	39,164
Class B (a)(d)(e)	324,840	19,306
		302,633

TOTAL CONSUMER DISCRETIONARY		2,574,831

CONSUMER STAPLES - 4.2%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	120,700	13,203
Anheuser-Busch InBev SA NV ADR	287,800	31,511
Brown-Forman Corp. Class B (non-vtg.)	617,200	30,095
Coca-Cola European Partners PLC	469,700	16,294
Constellation Brands, Inc. Class A (sub. vtg.)	299,900	47,627
Kweichow Moutai Co. Ltd. (A Shares)	546,469	28,220
Molson Coors Brewing Co. Class B	1,430,500	143,608
Monster Beverage Corp. (a)	1,569,300	65,032
The Coca-Cola Co.	3,568,600	149,738
		525,328
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	578,500	102,499
Kroger Co.	1,471,000	46,778
Ovation Acquisition I LLC (a)(d)	389,576	0
		149,277
Food Products - 0.6%
Bunge Ltd.	528,500	43,258
Mead Johnson Nutrition Co. Class A	227,800	19,999
Mondelez International, Inc.	1,167,400	51,272
Premium Brands Holdings Corp.	4,400	234
The Kraft Heinz Co.	430,200	39,368
WhiteWave Foods Co. (a)	90,000	4,957
		159,088
Household Products - 0.6%
Procter & Gamble Co.	1,144,800	104,257
Spectrum Brands Holdings, Inc.	392,900	53,324
		157,581
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	667,800	55,327
L'Oreal SA (a)	10,600	1,971
		57,298
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	747,500	47,215

TOTAL CONSUMER STAPLES		1,095,787

ENERGY - 5.7%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	1,320,900	79,624
Halliburton Co.	1,261,900	67,461
Schlumberger Ltd.	2,454,282	197,226
		344,311
Oil, Gas & Consumable Fuels - 4.4%
Alpha Natural Resources Holdings, Inc. (a)	1,729	8
Anadarko Petroleum Corp.	2,548,300	164,748
ANR, Inc. (a)	1,729	29
Apache Corp.	1,286,300	67,647
Cabot Oil & Gas Corp.	1,064,000	23,302
Chevron Corp.	2,275,400	255,983
Cimarex Energy Co.	160,000	20,115
ConocoPhillips Co.	1,196,100	56,898
Contura Energy, Inc. (a)	123	8
Contura Energy, Inc. warrants 7/26/23 (a)	200	5
Devon Energy Corp.	2,256,100	97,824
EOG Resources, Inc.	520,000	50,435
EQT Corp.	527,200	31,574
Extraction Oil & Gas, Inc.	755,865	13,379
Golar LNG Ltd.	542,100	14,805
Imperial Oil Ltd.	1,965,800	61,407
Noble Energy, Inc.	1,611,800	58,686
Pioneer Natural Resources Co.	351,100	65,294
RSP Permian, Inc. (a)	748,900	29,574
Southwestern Energy Co. (a)	19,194	144
Suncor Energy, Inc.	3,946,500	122,864
The Williams Companies, Inc.	33,200	941
Warrior Met Coal LLC Class A (d)	414	112
		1,135,782

TOTAL ENERGY		1,480,093

FINANCIALS - 11.5%
Banks - 6.9%
Bank of America Corp.	15,027,200	370,871
CIT Group, Inc.	683,000	29,301
Citigroup, Inc.	2,970,240	177,650
Comerica, Inc.	514,000	36,638
First Republic Bank	50,000	4,692
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (a)(b)	7,792,950	31,749
JPMorgan Chase & Co.	3,550,223	321,721
PNC Financial Services Group, Inc.	842,500	107,191
SunTrust Banks, Inc.	2,171,100	129,159
TCF Financial Corp.	258,400	4,496
U.S. Bancorp	3,981,000	218,955
Wells Fargo & Co.	6,072,540	351,479
		1,783,902
Capital Markets - 1.6%
CBOE Holdings, Inc.	522,500	40,781
Charles Schwab Corp.	1,021,200	41,267
Goldman Sachs Group, Inc.	706,900	175,354
Invesco Ltd.	780,500	25,124
Motors Liquidation Co. GUC Trust (a)	28,150	228
Northern Trust Corp.	597,200	52,165
S&P Global, Inc.	328,800	42,570
TD Ameritrade Holding Corp.	839,300	32,817
		410,306
Consumer Finance - 1.0%
Capital One Financial Corp.	2,179,600	204,577
Synchrony Financial	1,370,300	49,660
		254,237
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	237,571
Senseonics Holdings, Inc.(c)	3,508,771	8,246
		245,817
Insurance - 1.1%
Chubb Ltd.	1,750,347	241,845
MetLife, Inc.	926,300	48,575
		290,420

TOTAL FINANCIALS		2,984,682

HEALTH CARE - 8.8%
Biotechnology - 2.8%
ACADIA Pharmaceuticals, Inc. (a)(c)	1,662,304	63,350
Acceleron Pharma, Inc. (a)	130,400	3,484
Alexion Pharmaceuticals, Inc. (a)	1,027,500	134,859
Amgen, Inc.	2,130,800	376,150
Asterias Biotherapeutics, Inc. warrants 9/29/17 (a)	26,174	10
Geron Corp. (a)(c)	3,139,900	6,751
Macrogenics, Inc. (a)	226,200	4,782
Neurocrine Biosciences, Inc. (a)	579,100	25,573
Spark Therapeutics, Inc. (a)	178,800	11,404
Vertex Pharmaceuticals, Inc. (a)	1,083,600	98,196
		724,559
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	11,246,600	276,104
Corindus Vascular Robotics, Inc. (a)(d)(f)	5,000,000	4,000
Corindus Vascular Robotics, Inc. (a)(c)(f)	1,315,800	1,053
Danaher Corp.	1,192,200	101,993
Intuitive Surgical, Inc. (a)	43,700	32,207
Medtronic PLC	3,499,686	283,160
		698,517
Health Care Providers & Services - 1.1%
Cigna Corp.	195,400	29,095
HCA Holdings, Inc. (a)	91,500	7,982
HealthSouth Corp.	15	1
Humana, Inc.	372,500	78,691
Legend Acquisition, Inc. (a)	2,509	43
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
UnitedHealth Group, Inc.	1,129,100	186,731
		302,543
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	1,862	312
Pharmaceuticals - 2.2%
Allergan PLC	1,127,489	276,032
Bristol-Myers Squibb Co.	949,100	53,823
Catalent, Inc. (a)	976,100	28,014
GlaxoSmithKline PLC sponsored ADR	1,160,400	48,133
Jazz Pharmaceuticals PLC (a)	114,600	15,198
Johnson & Johnson	554,000	67,704
Pfizer, Inc.	234,400	7,998
The Medicines Company (a)	618,500	32,422
TherapeuticsMD, Inc. (a)	5,109,226	32,086
Theravance Biopharma, Inc. (a)	341,793	10,466
		571,876

TOTAL HEALTH CARE		2,297,807

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	273,100	51,837
Huntington Ingalls Industries, Inc.	371,800	81,238
Northrop Grumman Corp.	517,500	127,869
Raytheon Co.	614,200	94,679
Rockwell Collins, Inc. (c)	489,900	46,830
Taser International, Inc. (a)	683,700	17,551
United Technologies Corp.	516,400	58,121
		478,125
Air Freight & Logistics - 0.1%
FedEx Corp.	179,200	34,582
Building Products - 0.1%
Lennox International, Inc.	138,300	22,767
Masonite International Corp. (a)	10,749	839
		23,606
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(d)	5,819,318	349
Construction & Engineering - 0.0%
Keane Group, Inc.	250,000	4,380
Electrical Equipment - 0.2%
AMETEK, Inc.	369,500	19,942
Fortive Corp.	596,100	34,365
		54,307
Industrial Conglomerates - 0.6%
General Electric Co.	3,572,200	106,487
Honeywell International, Inc.	502,200	62,524
		169,011
Machinery - 1.4%
AGCO Corp.	710,900	43,308
Allison Transmission Holdings, Inc.	1,327,000	47,745
Caterpillar, Inc.	1,553,100	150,123
Deere & Co.	384,500	42,099
Flowserve Corp.	992,500	46,102
Ingersoll-Rand PLC	305,600	24,252
		353,629
Road & Rail - 0.8%
CSX Corp.	1,057,900	51,372
Norfolk Southern Corp.	1,223,100	148,032
		199,404
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. Class A	677,600	68,160
United Rentals, Inc. (a)	22,500	2,881
		71,041

TOTAL INDUSTRIALS		1,388,434

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 0.3%
Cisco Systems, Inc.	2,395,000	81,861
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	46,897
CDW Corp.	100,000	5,890
E Ink Holdings, Inc. GDR (b)	140,100	1,155
Keysight Technologies, Inc. (a)	637,727	23,979
		77,921
Internet Software & Services - 4.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	548,300	56,420
Alphabet, Inc. Class C (a)	896,383	737,911
Facebook, Inc. Class A (a)	3,187,060	431,974
LogMeIn, Inc.	37,015	3,396
Mail.Ru Group Ltd. GDR (a)(b)	77,400	1,703
Pandora Media, Inc. (a)(c)	23,894	296
Spotify Technology SA (a)(d)	15,262	31,601
		1,263,301
IT Services - 3.4%
Accenture PLC Class A	1,341,100	164,285
Computer Sciences Corp.	561,000	38,462
Global Payments, Inc.	724,600	57,743
MasterCard, Inc. Class A	1,733,200	191,449
PayPal Holdings, Inc. (a)	2,042,300	85,777
Visa, Inc. Class A	3,962,400	348,453
		886,169
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	477,600	39,130
Broadcom Ltd.	677,830	142,975
Cypress Semiconductor Corp.	1,614	21
KLA-Tencor Corp.	613,000	55,244
NXP Semiconductors NV (a)	488,097	50,181
Qorvo, Inc. (a)	199,900	13,213
Qualcomm, Inc.	2,033,800	114,869
Texas Instruments, Inc.	600,600	46,018
		461,651
Software - 4.2%
Activision Blizzard, Inc.	2,895,362	130,668
Adobe Systems, Inc. (a)	952,000	112,660
Autodesk, Inc. (a)	728,400	62,861
Citrix Systems, Inc. (a)	215,400	17,006
Deem, Inc. (d)	124,895	62
Electronic Arts, Inc. (a)	856,800	74,113
Microsoft Corp.	8,000,100	511,846
Mobileye NV (a)	991,840	45,149
Oracle Corp.	1,026,000	43,697
Salesforce.com, Inc. (a)	930,200	75,672
Workday, Inc. Class A (a)	174,300	14,455
		1,088,189
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	6,032,500	826,364
Samsung Electronics Co. Ltd.	25,123	42,566
		868,930

TOTAL INFORMATION TECHNOLOGY		4,728,022

MATERIALS - 2.8%
Chemicals - 2.2%
AdvanSix, Inc. (a)	40,176	1,096
CF Industries Holdings, Inc.	425,700	13,375
E.I. du Pont de Nemours & Co.	2,712,475	213,038
LyondellBasell Industries NV Class A	1,860,198	169,724
Monsanto Co.	795,800	90,586
Potash Corp. of Saskatchewan, Inc.	551,000	9,558
Sherwin-Williams Co.	69,100	21,320
The Chemours Co. LLC	395,195	13,302
The Scotts Miracle-Gro Co. Class A	461,400	41,817
		573,816
Construction Materials - 0.1%
Eagle Materials, Inc.	199,200	20,659
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (Canada) (c)	587,800	24,717
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	631
Barrick Gold Corp.	1,722,500	31,786
Freeport-McMoRan, Inc. (a)	3,628,900	48,627
Newmont Mining Corp.	372,700	12,761
Randgold Resources Ltd. sponsored ADR	150,700	13,821
		132,343

TOTAL MATERIALS		726,818

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	1,771,900	203,396
Gaming & Leisure Properties	173,400	5,549
Public Storage	301,900	68,670
Simon Property Group, Inc.	248,400	45,805
		323,420
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Broadview Networks Holdings, Inc. (a)	123,987	155
Iliad SA	28,725	5,948
		6,103
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	1,088,800	68,083

TOTAL TELECOMMUNICATION SERVICES		74,186

UTILITIES - 0.8%
Electric Utilities - 0.7%
Edison International	1,127,707	89,923
NextEra Energy, Inc.	302,600	39,641
PPL Corp.	410,800	15,150
Xcel Energy, Inc.	746,300	32,621
		177,335
Multi-Utilities - 0.1%
Sempra Energy	184,400	20,337

TOTAL UTILITIES		197,672

TOTAL COMMON STOCKS
(Cost $12,820,790)		17,871,752

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(d)	1,082,251	65
Roku, Inc. Series F, 8.00% (a)(d)	5,520,836	9,938
		10,003
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(d)	196,700	6,389
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (a)(d)	508,444	30,547
Textiles, Apparel & Luxury Goods - 0.1%
Rent the Runway, Inc. Series E (d)	1,378,930	30,000
TOTAL CONSUMER DISCRETIONARY		76,939
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25% (a)	169,100	3,252
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (d)	8,512,822	2,597
Mulberry Health, Inc. Series A8 (a)(d)	2,960,879	19,018
		21,615
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	12,300	10,551
Teva Pharmaceutical Industries Ltd. 7%	5,570	3,469
		14,020
TOTAL HEALTH CARE		35,635
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	1,611,548	78,599
Software - 0.1%
Jello Labs, Inc. Series C (d)	1,050,307	17,000
TOTAL INFORMATION TECHNOLOGY		95,599
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	42,400	2,586

TOTAL CONVERTIBLE PREFERRED STOCKS		214,011

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(d)(e)	619,047	0
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%	294,279	7,569

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,569

TOTAL PREFERRED STOCKS
(Cost $186,486)		221,580
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 16.2%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	330
3.5% 1/15/31 (b)	4,584	2,443
		2,773
Nonconvertible Bonds - 16.2%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.3%
General Motors Co.:
3.5% 10/2/18	4,530	4,634
5.2% 4/1/45	2,729	2,748
6.25% 10/2/43	763	870
6.6% 4/1/36	3,372	3,961
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,445	1,451
3.15% 1/15/20	12,000	12,230
3.25% 5/15/18	3,070	3,121
3.5% 7/10/19	17,868	18,369
4% 1/15/25	6,368	6,416
4.25% 5/15/23	3,285	3,405
4.375% 9/25/21	11,267	11,880
4.75% 8/15/17	2,505	2,542
Volkswagen International Finance NV 2.375% 3/22/17 (b)	1,515	1,516
		73,143
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)	2,265	2,248
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	564
Laureate Education, Inc. 10% 9/1/19 (b)(g)	13,090	13,695
Service Corp. International 5.375% 1/15/22	505	523
		14,782
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc. 5.125% 1/15/24	4,620	4,840
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	4,655
Chukchansi Economic Development Authority 9.75% 5/30/20 (b)(h)	2,861	1,202
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	769
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	5,680	6,063
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (b)	1,080	1,139
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	435	447
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	5,275	5,415
Landry's Acquisition Co. 6.75% 10/15/24 (b)	1,640	1,706
McDonald's Corp.:
3.7% 1/30/26	3,379	3,467
4.7% 12/9/35	1,744	1,852
MGM Mirage, Inc. 6% 3/15/23	1,630	1,777
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	865	873
NCL Corp. Ltd. 4.75% 12/15/21(b)	5,000	5,100
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (g)	4,650	5,080
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	355	356
Playa Resorts Holding BV 8% 8/15/20 (b)	90	95
Scientific Games Corp.:
7% 1/1/22 (b)	1,275	1,356
10% 12/1/22	6,840	7,259
Silversea Cruises 7.25% 2/1/25 (b)	745	777
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	1,180	1,221
7.25% 11/30/21 (b)	3,070	3,277
Studio City Finance Ltd. 8.5% 12/1/20 (b)	1,000	1,045
Wynn Macau Ltd. 5.25% 10/15/21 (b)	605	619
		60,390
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	785	809
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	620	638
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)	925	959
5.75% 10/15/20	4,574	4,711
7% 7/15/24 (b)	1,160	1,248
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	1,395	1,468
William Lyon Homes, Inc.:
5.75% 4/15/19	470	476
5.875% 1/31/25 (b)	1,115	1,116
7% 8/15/22	2,585	2,688
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)	1,350	1,414
		15,527
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc.:
4.375% 11/15/26 (b)	3,415	3,385
5.5% 2/15/22	5,000	5,338
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)	1,185	1,253
6% 4/1/23	2,475	2,617
		12,593
Media - 1.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	1,442	1,736
7.75% 12/1/45	8,012	11,354
Altice SA:
7.625% 2/15/25 (b)	4,905	5,224
7.75% 5/15/22 (b)	10,065	10,707
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	2,375	2,476
7.75% 7/15/25 (b)	3,160	3,500
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,430
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	1,810	1,593
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	15,780
Cable One, Inc. 5.75% 6/15/22 (b)	895	935
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	286
5.625% 2/15/24	670	704
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,645
5.125% 5/1/27 (b)	4,750	4,934
5.25% 3/15/21	3,375	3,468
5.5% 5/1/26 (b)	1,035	1,098
5.75% 9/1/23	945	991
5.75% 1/15/24	4,235	4,445
5.75% 2/15/26 (b)	5,010	5,361
5.875% 5/1/27 (b)	3,385	3,636
Cengage Learning, Inc. 9.5% 6/15/24 (b)	3,725	3,353
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)	325	335
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)	3,345	3,405
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	8,092
4.908% 7/23/25	5,177	5,462
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,307
5.125% 12/15/22	355	366
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	763
7.625% 3/15/20	585	575
Series B, 6.5% 11/15/22	1,455	1,507
7.625% 3/15/20	4,105	4,136
Columbus International, Inc. 7.375% 3/30/21 (b)	7,655	8,146
CSC Holdings, Inc. 5.5% 4/15/27 (b)	8,830	9,084
DISH DBS Corp.:
5% 3/15/23	2,675	2,749
5.875% 7/15/22	2,655	2,847
6.75% 6/1/21	3,515	3,875
Gray Television, Inc. 5.875% 7/15/26 (b)	985	999
Lamar Media Corp.:
5.375% 1/15/24	630	659
5.875% 2/1/22	525	542
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)	5,226	5,121
MDC Partners, Inc. 6.5% 5/1/24 (b)	5,200	5,025
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(g)	15,108	14,957
National CineMedia LLC 6% 4/15/22	2,600	2,688
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(g)	4,185	3,240
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	685	706
Regal Entertainment Group 5.75% 3/15/22	1,230	1,287
Sirius XM Radio, Inc.:
5.375% 4/15/25 (b)	1,490	1,520
5.75% 8/1/21 (b)	2,580	2,688
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,014
4.5% 9/15/42	2,819	2,567
5.5% 9/1/41	2,304	2,382
5.85% 5/1/17	1,621	1,633
6.55% 5/1/37	10,296	11,898
6.75% 7/1/18	1,581	1,678
7.3% 7/1/38	3,823	4,782
8.25% 4/1/19	10,176	11,377
Time Warner, Inc. 2.1% 6/1/19	10,446	10,478
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)	1,340	1,400
Viacom, Inc. 2.5% 9/1/18	714	720
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	1,060	1,102
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	4,820	5,085
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)	1,120	1,138
6% 1/15/27 (b)	4,760	4,778
		248,769
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.75% 2/15/18	400	410
8.125% 10/1/19	2,160	2,300
		2,710
Specialty Retail - 0.0%
Sonic Automotive, Inc.:
5% 5/15/23	195	192
7% 7/15/22	885	925
		1,117
TOTAL CONSUMER DISCRETIONARY		431,279
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,199
3.3% 2/1/23	15,133	15,449
4.7% 2/1/36	14,328	15,416
4.9% 2/1/46	9,290	10,207
		55,271
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	5,030	5,039
6.625% 6/15/24 (b)	2,555	2,708
Albertsons, Inc.:
6.625% 6/1/28	2,130	1,933
7.45% 8/1/29	195	192
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(g)	2,440	982
9.25% 2/15/19 (b)	235	198
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	2,730	2,696
CVS Health Corp.:
3.5% 7/20/22	3,373	3,471
3.875% 7/20/25	5,311	5,484
ESAL GmbH 6.25% 2/5/23 (b)	8,595	8,767
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)	775	792
Minerva Luxembourg SA 6.5% 9/20/26 (b)	2,115	2,099
Performance Food Group, Inc. 5.5% 6/1/24 (b)	1,050	1,089
Rite Aid Corp.:
6.875% 12/15/28 (b)(g)	3,505	3,996
7.7% 2/15/27	3,085	3,687
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	2,955	2,423
U.S. Foods, Inc. 5.875% 6/15/24 (b)	2,005	2,105
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,207
3.3% 11/18/21	3,750	3,833
		54,701
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (b)	417	431
Darling International, Inc. 5.375% 1/15/22	745	774
JBS Investments GmbH 7.25% 4/3/24 (b)	2,225	2,370
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	6,075	6,272
5.875% 7/15/24 (b)	1,370	1,432
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	931
Post Holdings, Inc.:
5.5% 3/1/25 (b)	2,160	2,201
5.75% 3/1/27 (b)	1,675	1,695
7.75% 3/15/24 (b)	6,115	6,788
8% 7/15/25 (b)	555	626
William Wrigley Jr. Co. 2% 10/20/17 (b)	4,607	4,624
		28,144
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,020
4% 1/31/24	3,123	3,295
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	6,420	6,614
4.25% 7/21/25 (b)	6,420	6,666
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,250
3.25% 6/12/20	1,273	1,304
4% 6/12/22	4,375	4,597
4.45% 6/12/25	3,173	3,355
4.85% 9/15/23	7,000	7,605
5.7% 8/15/35	1,646	1,909
5.85% 8/15/45	5,525	6,571
7.25% 6/15/37	6,101	8,135
Vector Group Ltd. 6.125% 2/1/25 (b)	4,285	4,414
		61,735
TOTAL CONSUMER STAPLES		199,851
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (b)	3,625	3,344
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	6,202
6.5% 4/1/20	2,937	3,268
Ensco PLC:
4.5% 10/1/24	1,690	1,453
5.2% 3/15/25	75	66
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	440	440
6% 10/1/22	1,405	1,401
FTS International, Inc. 6.25% 5/1/22	4,410	4,167
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,435	890
Halliburton Co.:
3.8% 11/15/25	3,469	3,563
4.85% 11/15/35	3,029	3,250
5% 11/15/45	4,151	4,509
Hornbeck Offshore Services, Inc.:
5% 3/1/21	25	16
5.875% 4/1/20	2,439	1,622
Noble Holding International Ltd.:
4.625% 3/1/21	301	285
5.25% 3/16/18	470	473
6.05% 3/1/41	80	61
6.2% 8/1/40	810	636
7.2% 4/1/25 (g)	2,995	2,901
7.75% 1/15/24	3,695	3,614
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)	2,355	1,283
Pride International, Inc. 7.875% 8/15/40	2,554	2,375
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,309
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)	730	752
Weatherford International Ltd.:
7.75% 6/15/21	2,420	2,611
9.875% 2/15/24 (b)	3,070	3,546
		54,037
Oil, Gas & Consumable Fuels - 2.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,739
Anadarko Finance Co. 7.5% 5/1/31	5,758	7,391
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,613
5.55% 3/15/26	4,888	5,489
6.6% 3/15/46	6,640	8,316
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)	785	797
Antero Resources Corp.:
5.125% 12/1/22	7,435	7,472
5.625% 6/1/23 (Reg. S)	1,835	1,858
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,830
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (b)	5,000	5,088
BP Capital Markets PLC 4.742% 3/11/21	4,210	4,591
Callon Petroleum Co. 6.125% 10/1/24 (b)	730	761
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,250	2,251
5.85% 2/1/35	3,450	3,848
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	910	921
Cenovus Energy, Inc. 5.7% 10/15/19	5,158	5,548
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25 (b)	4,515	4,775
Chesapeake Energy Corp.:
4.2718% 4/15/19 (g)	2,150	2,134
4.875% 4/15/22	5,325	4,771
5.75% 3/15/23	1,800	1,638
8% 12/15/22 (b)	6,740	7,128
8% 1/15/25 (b)	8,860	8,794
Citgo Holding, Inc. 10.75% 2/15/20 (b)	2,315	2,512
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,220
3.3% 6/1/20	5,938	6,051
4.5% 6/1/25	1,813	1,924
Concho Resources, Inc.:
5.5% 10/1/22	1,090	1,128
5.5% 4/1/23	750	776
CONSOL Energy, Inc. 8% 4/1/23	5,000	5,213
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,193
DCP Midstream LLC:
4.75% 9/30/21 (b)	5,634	5,817
5.35% 3/15/20 (b)	5,174	5,420
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,677
2.7% 4/1/19	4,139	4,108
3.875% 3/15/23	2,327	2,246
4.95% 4/1/22	1,048	1,085
5.6% 4/1/44	1,686	1,551
Denbury Resources, Inc. 4.625% 7/15/23	4,625	3,608
Duke Energy Field Services 6.45% 11/3/36 (b)	3,753	3,856
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,267
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	4,545	4,664
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,656	1,643
3.9% 5/15/24 (g)	1,746	1,709
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,923
4.375% 10/15/20	4,351	4,586
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,470
5.5% 12/1/46	2,759	2,989
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)	990	1,049
Gibson Energy, Inc. 6.75% 7/15/21 (b)	160	166
Global Partners LP/GLP Finance Corp. 7% 6/15/23	570	567
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (b)	6,625	6,575
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	4,420	3,801
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,167
3.5% 3/1/21	2,994	3,056
6.55% 9/15/40	674	764
Kinder Morgan, Inc. 5% 2/15/21 (b)	3,749	4,032
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (h)	3,390	1,648
6.5% 9/15/21 (h)	720	338
7.75% 2/1/21 (h)	20	9
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,457
Motiva Enterprises LLC 5.75% 1/15/20 (b)	3,614	3,901
Murphy Oil Corp. 6.875% 8/15/24	550	589
Nakilat, Inc. 6.067% 12/31/33 (b)	1,839	2,131
Nexen, Inc. 6.2% 7/30/19	1,865	2,031
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	4,129
Oasis Petroleum, Inc. 6.875% 3/15/22	595	605
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (b)	2,595	2,634
6.25% 6/1/24 (b)	4,225	4,439
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	2,850	2,864
Peabody Securities Finance Corp.:
6% 3/31/22 (b)	545	556
6.375% 3/31/25 (b)	680	694
Pemex Project Funding Master Trust 5.75% 3/1/18	6,634	6,874
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,384
5.625% 5/20/43	11,155	8,896
7.25% 3/17/44	28,868	27,869
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	10,725	10,846
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,225
3.5% 7/23/20	7,125	7,187
3.5% 1/30/23	4,530	4,308
4.5% 1/23/26	6,398	6,030
4.625% 9/21/23	10,200	10,220
4.875% 1/24/22	2,315	2,361
4.875% 1/18/24	5,974	5,997
5.375% 3/13/22 (b)	3,625	3,792
5.5% 1/21/21	12,842	13,571
5.5% 6/27/44	7,252	6,237
5.625% 1/23/46	6,203	5,389
6% 3/5/20	4,075	4,375
6.375% 1/23/45	13,324	12,678
6.5% 6/2/41	7,783	7,529
6.75% 9/21/47	14,484	14,339
6.875% 8/4/26	12,000	13,149
8% 5/3/19	3,283	3,636
Phillips 66 Co.:
2.95% 5/1/17	1,527	1,531
4.3% 4/1/22	5,338	5,720
Phillips 66 Partners LP 2.646% 2/15/20	527	528
Range Resources Corp. 4.875% 5/15/25	1,040	984
Rice Energy, Inc.:
6.25% 5/1/22	2,320	2,371
7.25% 5/1/23	1,030	1,089
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	624
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	3,130	3,435
5.75% 5/15/24	8,830	9,773
5.875% 6/30/26 (b)	3,780	4,240
SemGroup Corp. 7.5% 6/15/21	2,610	2,727
Shell International Finance BV 4.375% 5/11/45	6,392	6,615
SM Energy Co.:
5% 1/15/24	1,585	1,486
5.625% 6/1/25	1,670	1,580
6.125% 11/15/22	4,030	4,060
6.5% 11/15/21	745	762
6.5% 1/1/23	80	80
6.75% 9/15/26	805	819
Southeast Supply Header LLC 4.25% 6/15/24 (b)	4,893	4,858
Southwestern Energy Co.:
5.8% 1/23/20 (g)	4,519	4,474
6.7% 1/23/25 (g)	3,470	3,331
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,009
Spectra Energy Partners LP 4.6% 6/15/21	1,296	1,377
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,191
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	6,670	6,720
6.25% 4/15/21	2,710	2,751
6.375% 4/1/23	965	975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)	1,025	1,066
5.375% 2/1/27 (b)	1,025	1,069
6.375% 8/1/22	570	589
6.75% 3/15/24	7,000	7,648
Teekay Corp. 8.5% 1/15/20	3,595	3,595
Teine Energy Ltd. 6.875% 9/30/22 (b)	5,104	5,308
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	235	242
6.125% 10/15/21	700	731
6.25% 10/15/22	2,750	2,943
6.375% 5/1/24	1,185	1,288
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,064
4.55% 6/24/24	19,902	20,201
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,717
5.375% 6/1/21	10,596	11,500
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	635
Western Refining, Inc. 6.25% 4/1/21	550	569
Williams Partners LP:
3.6% 3/15/22	5,146	5,237
3.9% 1/15/25	1,767	1,774
4% 11/15/21	2,349	2,441
4.3% 3/4/24	4,038	4,180
4.5% 11/15/23	2,564	2,694
WPX Energy, Inc.:
5.25% 9/15/24	1,975	1,928
6% 1/15/22	2,565	2,620
7.5% 8/1/20	1,140	1,228
8.25% 8/1/23	1,715	1,921
		585,781
TOTAL ENERGY		639,818
FINANCIALS - 5.7%
Banks - 2.5%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)	21,750	22,138
5.5% 7/12/20 (b)	16,673	17,682
5.75% 9/26/23 (b)	5,082	5,336
6.369% 6/16/18 (b)	10,462	10,971
6.5% 6/10/19 (b)	1,763	1,887
Bank of America Corp.:
2.6% 1/15/19	66,110	66,927
2.65% 4/1/19	28,149	28,519
3.5% 4/19/26	7,374	7,315
3.875% 8/1/25	7,638	7,806
3.95% 4/21/25	5,678	5,699
4.2% 8/26/24	9,221	9,516
4.25% 10/22/26	5,465	5,570
5.75% 12/1/17	6,075	6,265
Barclays PLC:
2.75% 11/8/19	4,598	4,634
4.375% 1/12/26	8,817	8,980
BB&T Corp. 3.95% 3/22/22	1,495	1,569
CIT Group, Inc.:
5% 8/15/22	4,195	4,447
5% 8/1/23	2,755	2,913
5.25% 3/15/18	3,215	3,322
5.5% 2/15/19 (b)	5,285	5,569
Citigroup, Inc.:
1.75% 5/1/18	18,342	18,346
1.85% 11/24/17	30,961	31,072
2.4% 2/18/20	10,000	10,031
2.5% 7/29/19	32,442	32,754
2.55% 4/8/19	14,645	14,806
4.05% 7/30/22	14,700	15,355
4.3% 11/20/26	12,000	12,214
Citizens Bank NA 2.55% 5/13/21	2,268	2,262
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	6,650	6,834
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,403
3.75% 3/26/25	6,420	6,321
3.8% 9/15/22	9,940	10,045
3.8% 6/9/23	12,454	12,466
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,290
Discover Bank 7% 4/15/20	3,075	3,420
Fifth Third Bancorp:
3.5% 3/15/22	529	545
4.5% 6/1/18	418	432
HBOS PLC 6.75% 5/21/18 (b)	408	429
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,952
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,946
Huntington National Bank:
2% 6/30/18	13,000	13,024
2.2% 4/1/19	2,700	2,704
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	4,062	3,821
5.71% 1/15/26 (b)	9,946	9,603
JPMorgan Chase & Co.:
2.95% 10/1/26	5,689	5,443
3.875% 9/10/24	12,321	12,554
4.125% 12/15/26	53,232	54,538
KeyCorp. 5.1% 3/24/21	519	568
Rabobank Nederland 4.375% 8/4/25	9,821	10,018
Regions Bank 6.45% 6/26/37	10,147	11,559
Regions Financial Corp. 3.2% 2/8/21	4,117	4,195
Royal Bank of Canada 4.65% 1/27/26	3,011	3,206
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	49,264	49,863
6% 12/19/23	13,834	14,690
6.1% 6/10/23	7,367	7,820
6.125% 12/15/22	35,362	37,593
SunTrust Banks, Inc. 2.35% 11/1/18	2,500	2,520
		661,707
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	7,058
4.25% 2/15/24	2,760	2,842
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	8,000	7,850
Credit Suisse AG 6% 2/15/18	12,547	13,036
Deutsche Bank AG 4.5% 4/1/25	14,192	13,591
Deutsche Bank AG London Branch 2.85% 5/10/19	13,520	13,589
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,036
2.375% 1/22/18	10,000	10,075
2.55% 10/23/19	70,000	70,730
2.6% 4/23/20	1,300	1,308
2.625% 1/31/19	25,103	25,411
3.75% 2/25/26	15,000	15,179
5.95% 1/18/18	4,242	4,403
6.15% 4/1/18	3,466	3,630
Lazard Group LLC 4.25% 11/14/20	4,447	4,669
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,308
Morgan Stanley:
1.875% 1/5/18	13,596	13,640
2.125% 4/25/18	16,388	16,477
2.5% 1/24/19	97,536	98,449
4.875% 11/1/22	7,232	7,794
5.625% 9/23/19	453	491
5.95% 12/28/17	250	259
MSCI, Inc. 5.75% 8/15/25 (b)	870	927
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	7,000	6,984
Thomson Reuters Corp. 3.85% 9/29/24	4,335	4,445
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,821
UBS Group Funding Ltd. 4.125% 9/24/25 (b)	7,279	7,420
		381,422
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	2,254	2,287
3.75% 5/15/19	2,125	2,192
Ally Financial, Inc.:
4.625% 5/19/22	1,365	1,420
4.75% 9/10/18	2,295	2,372
5.75% 11/20/25	8,715	9,205
6.25% 12/1/17	1,800	1,862
8% 12/31/18	19,035	20,903
8% 11/1/31	15,256	18,765
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,507
Discover Financial Services:
3.85% 11/21/22	1,983	2,024
3.95% 11/6/24	15,000	15,089
5.2% 4/27/22	2,146	2,333
6.45% 6/12/17	10,512	10,648
Ford Motor Credit Co. LLC:
1.461% 3/27/17	32,000	32,010
2.375% 3/12/19	17,400	17,476
2.875% 10/1/18	8,500	8,620
3% 6/12/17	5,430	5,455
5% 5/15/18	8,500	8,820
5.875% 8/2/21	10,438	11,670
General Motors Acceptance Corp. 8% 11/1/31	6,130	7,540
Hyundai Capital America:
2.125% 10/2/17 (b)	2,063	2,068
2.55% 2/6/19 (b)	5,366	5,390
2.875% 8/9/18 (b)	2,511	2,538
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	1,938	1,691
Navient Corp. 5.875% 10/25/24	7,190	6,741
SLM Corp.:
4.875% 6/17/19	5,955	6,074
5.5% 1/15/19	2,150	2,220
5.5% 1/25/23	3,410	3,265
6.125% 3/25/24	4,710	4,510
8% 3/25/20	5,930	6,433
8.45% 6/15/18	2,980	3,185
Synchrony Financial:
1.875% 8/15/17	1,300	1,301
3% 8/15/19	1,910	1,939
3.75% 8/15/21	7,084	7,298
4.25% 8/15/24	2,903	3,005
		242,856
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,165
3.875% 8/15/22	3,136	3,216
4.125% 6/15/26	2,949	2,993
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	1,110	1,188
Herc Rentals, Inc.:
7.5% 6/1/22 (b)	1,250	1,350
7.75% 6/1/24 (b)	1,250	1,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,317
5.875% 2/1/22	2,725	2,783
6% 8/1/20	2,230	2,319
6.25% 2/1/22 (b)	860	888
6.75% 2/1/24 (b)	1,565	1,624
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	5,380	5,669
Park Aerospace Holdings Ltd.:
5.25% 8/15/22 (b)	1,575	1,642
5.5% 2/15/24 (b)	1,575	1,646
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)	1,625	1,631
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)	3,080	3,511
		42,317
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (b)	1,203	1,205
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)	3,180	3,355
American International Group, Inc.:
3.3% 3/1/21	3,455	3,541
3.75% 7/10/25	11,144	11,221
4.875% 6/1/22	10,692	11,606
5.85% 1/16/18	12,000	12,436
Aon Corp. 5% 9/30/20	107	116
Five Corners Funding Trust 4.419% 11/15/23 (b)	8,055	8,565
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (b)(g)	2,008	1,787
Hartford Financial Services Group, Inc. 5.375% 3/15/17	595	596
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	1,675	1,771
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (b)	2,655	2,790
5% 6/1/21 (b)	6,063	6,588
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,740
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)	7,265	6,962
Metropolitan Life Global Funding I 1.875% 6/22/18 (b)	6,476	6,510
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	3,585	4,566
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	3,048	4,724
Pacific LifeCorp:
5.125% 1/30/43 (b)	6,960	7,325
6% 2/10/20 (b)	9,150	9,951
Prudential Financial, Inc.:
2.3% 8/15/18	783	789
4.5% 11/16/21	1,461	1,584
7.375% 6/15/19	1,880	2,106
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	6,853	7,518
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	1,569	1,599
4.125% 11/1/24 (b)	2,275	2,343
Unum Group:
3.875% 11/5/25	6,934	6,902
5.625% 9/15/20	2,879	3,159
5.75% 8/15/42	10,079	11,377
		146,732
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)	10,685	11,687
TOTAL FINANCIALS		1,486,721
HEALTH CARE - 1.0%
Biotechnology - 0.1%
AbbVie, Inc. 3.6% 5/14/25	6,397	6,369
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	1,225	1,182
Amgen, Inc. 1.25% 5/22/17	11,041	11,043
		18,594
Health Care Equipment & Supplies - 0.0%
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	3,935	3,512
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. 6.875% 2/1/22	7,985	7,007
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,329
5.75% 8/15/22	1,215	1,267
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,832
4.25% 10/15/19	3,850	4,004
4.75% 5/1/23	305	320
5.375% 2/1/25	9,835	10,290
5.875% 3/15/22	365	403
5.875% 5/1/23	2,555	2,779
5.875% 2/15/26	5,470	5,867
6.25% 2/15/21	1,415	1,541
6.5% 2/15/20	13,898	15,257
7.5% 2/15/22	3,250	3,750
HealthSouth Corp.:
5.125% 3/15/23	800	800
5.75% 11/1/24	5,295	5,401
5.75% 9/15/25	6,165	6,242
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,909
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	648
Tenet Healthcare Corp.:
5% 3/1/19 (g)	16,690	16,701
6.75% 6/15/23	10,455	10,364
7.5% 1/1/22 (b)	1,030	1,115
8% 8/1/20	6,000	6,135
8.125% 4/1/22	7,250	7,594
Vizient, Inc. 10.375% 3/1/24 (b)	2,055	2,353
WellPoint, Inc. 1.875% 1/15/18	161	161
		126,069
Health Care Technology - 0.0%
Change Healthcare Holdings LLC / 5.75% 3/1/25 (b)	1,965	2,029
IMS Health, Inc. 5% 10/15/26 (b)	2,120	2,152
		4,181
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	945	954
Pharmaceuticals - 0.4%
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,934
2.45% 6/15/19	3,241	3,260
3% 3/12/20	5,472	5,571
3.45% 3/15/22	9,527	9,732
Forest Laboratories, Inc. 4.375% 2/1/19 (b)	2,160	2,240
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (b)	3,675	3,898
Mylan N.V.:
2.5% 6/7/19	5,474	5,475
3.15% 6/15/21	7,274	7,276
3.95% 6/15/26	3,535	3,452
Perrigo Co. PLC 2.3% 11/8/18	1,537	1,539
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,353
3.9% 12/15/24	2,011	2,008
4.9% 12/15/44	883	864
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,942
2.8% 7/21/23	3,674	3,471
3.15% 10/1/26	4,374	4,048
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	6,565	5,884
5.5% 3/1/23 (b)	3,325	2,681
5.875% 5/15/23 (b)	6,695	5,448
6.125% 4/15/25 (b)	12,070	9,611
6.75% 8/15/18 (b)	3,620	3,566
7.5% 7/15/21 (b)	4,035	3,707
Zoetis, Inc. 1.875% 2/1/18	898	900
		101,860
TOTAL HEALTH CARE		255,170
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (b)	3,650	3,993
TransDigm, Inc.:
6% 7/15/22	1,155	1,186
6.375% 6/15/26	1,890	1,909
		7,088
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	1	1
9.798% 4/1/21	1,578	1,744
6.125% 4/29/18	415	433
6.648% 3/15/19	557	560
6.9% 7/2/19	43	44
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	266	271
8.36% 1/20/19	334	347
		3,400
Building Products - 0.1%
Builders FirstSource, Inc.:
5.625% 9/1/24 (b)	3,265	3,359
10.75% 8/15/23 (b)	5,000	5,800
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	1,800	2,043
HD Supply, Inc.:
5.25% 12/15/21 (b)	1,985	2,094
5.75% 4/15/24 (b)	3,090	3,268
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)	510	491
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)	1,195	1,216
6.125% 4/1/25 (b)	835	850
USG Corp. 8.25% 1/15/18 (g)	975	1,024
		20,145
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19	2,919	3,003
7.875% 12/1/22	10,170	11,009
7.875% 12/1/22 (b)	4,135	4,476
8.75% 12/1/20	23,130	23,940
Cenveo Corp. 6% 8/1/19 (b)	730	621
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,912
6.375% 10/1/22	3,265	3,367
7.25% 12/1/20	775	796
Garda World Security Corp.:
7.25% 11/15/21 (b)	3,430	3,284
7.25% 11/15/21 (b)	525	501
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)	1,215	1,255
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	215	224
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	545	561
Tervita Escrow Corp. 7.625% 12/1/21 (b)	945	988
TMS International Corp. 7.625% 10/15/21 (b)	255	256
		57,193
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	475	485
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,493
Schaeffler Finance BV 4.25% 5/15/21 (b)	1,760	1,796
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	950	665
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	60	64
		4,503
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,090	1,876
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	3,065	2,314
8.125% 2/15/19	975	825
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	700	665
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (h)	755	151
		5,831
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,507
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)	1,245	1,043
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,768
2.125% 1/15/20	10,000	9,891
2.625% 9/4/18	6,100	6,159
3.375% 6/1/21	3,689	3,767
3.75% 2/1/22	6,505	6,713
3.875% 4/1/21	5,301	5,500
4.25% 9/15/24	4,566	4,735
4.75% 3/1/20	4,617	4,902
Aircastle Ltd. 5.5% 2/15/22	1,340	1,446
Ashtead Capital, Inc. 5.625% 10/1/24 (b)	1,825	1,935
International Lease Finance Corp.:
5.875% 8/15/22	4,385	4,949
7.125% 9/1/18 (b)	5,560	5,977
8.625% 1/15/22	3,910	4,841
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,252
5.5% 7/15/25	975	1,029
5.5% 5/15/27	1,310	1,339
		67,203
TOTAL INDUSTRIALS		168,913
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,856
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	6,123
6.5% 1/15/28	1,110	1,232
		13,211
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	744
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)	13,573	13,875
5.875% 6/15/21 (b)	1,790	1,894
7.125% 6/15/24 (b)	1,740	1,923
Micron Technology, Inc. 7.5% 9/15/23 (b)	1,750	1,951
Sanmina Corp. 4.375% 6/1/19 (b)	1,295	1,331
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,096
6.55% 10/1/17	815	839
		23,653
Internet Software & Services - 0.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)	7,035	7,651
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	934
VeriSign, Inc. 4.625% 5/1/23	1,225	1,250
		9,835
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,768
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (b)	365	381
Micron Technology, Inc.:
5.25% 1/15/24 (b)	2,494	2,525
5.5% 2/1/25	1,695	1,750
NXP BV/NXP Funding LLC 5.75% 2/15/21 (b)	1,595	1,642
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)	2,675	2,882
		9,180
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)	1,255	1,364
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)	2,485	2,702
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)	725	761
Open Text Corp. 5.875% 6/1/26 (b)	5,700	5,985
Parametric Technology Corp. 6% 5/15/24	585	624
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (b)	4,500	4,860
		16,296
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (g)	1,704	1,780
Western Digital Corp. 10.5% 4/1/24	2,750	3,218
Xerox Corp. 2.95% 3/15/17	947	948
		5,946
TOTAL INFORMATION TECHNOLOGY		79,889
MATERIALS - 0.4%
Chemicals - 0.1%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	6,153	6,430
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	4,861
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (h)	3,680	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)	4,355	4,551
10.375% 5/1/21 (b)	480	539
The Chemours Co. LLC:
6.625% 5/15/23	1,260	1,337
7% 5/15/25	825	896
Tronox Finance LLC 6.375% 8/15/20	3,365	3,424
		22,038
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (b)	1,380	1,421
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(g)	405	415
U.S. Concrete, Inc. 6.375% 6/1/24 (b)	1,255	1,327
		3,163
Containers & Packaging - 0.1%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (b)	1,615	1,686
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (b)	3,030	3,113
6.25% 1/31/19 (b)	680	691
6.75% 1/31/21 (b)	785	814
7.25% 5/15/24 (b)	3,410	3,717
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	2,135	2,204
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)	810	828
Owens-Illinois, Inc. 7.8% 5/15/18	350	371
Sealed Air Corp. 6.5% 12/1/20 (b)	1,065	1,198
		14,622
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(g)	2,727	2,989
6.75% 10/19/75 (b)(g)	6,773	7,742
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)	585	623
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	7,189	7,554
4.5% 8/13/23 (Reg. S)	8,600	9,267
4.875% 11/4/44 (b)	1,735	1,783
4.875% 11/4/44 (Reg. S)	4,000	4,111
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	860	882
7% 2/15/21 (b)	2,255	2,335
7.25% 5/15/22 (b)	1,015	1,049
Freeport-McMoRan, Inc.:
6.5% 11/15/20 (b)	395	406
6.625% 5/1/21 (b)	395	403
6.75% 2/1/22 (b)	3,225	3,354
6.875% 2/15/23 (b)	6,818	7,193
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)	1,085	1,210
Murray Energy Corp. 11.25% 4/15/21 (b)	830	652
New Gold, Inc.:
6.25% 11/15/22 (b)	615	623
7% 4/15/20 (b)	345	351
Novelis Corp. 5.875% 9/30/26 (b)	2,150	2,212
Walter Energy, Inc. 9.5% 10/15/19 (b)(h)	800	0
		54,739
TOTAL MATERIALS		94,562
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,152
4.6% 4/1/22	2,000	2,133
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,612
American Tower Corp. 2.8% 6/1/20	6,000	6,021
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,544
Camden Property Trust 2.95% 12/15/22	2,154	2,120
CommonWealth REIT 5.875% 9/15/20	991	1,064
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,035
3.7% 6/15/21	3,614	3,698
5% 7/1/25	3,069	3,204
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	211
DDR Corp.:
3.625% 2/1/25	3,010	2,920
4.25% 2/1/26	2,564	2,574
4.625% 7/15/22	3,877	4,090
4.75% 4/15/18	4,595	4,708
7.5% 4/1/17	4,966	4,989
Duke Realty LP:
3.25% 6/30/26	1,061	1,035
3.625% 4/15/23	2,844	2,886
3.75% 12/1/24	2,012	2,058
3.875% 10/15/22	4,799	5,015
4.375% 6/15/22	3,202	3,423
6.75% 3/15/20	1,161	1,300
Equity One, Inc. 3.75% 11/15/22	7,300	7,479
ERP Operating LP 5.75% 6/15/17	637	645
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,522
HCP, Inc.:
3.15% 8/1/22	8,000	7,972
3.875% 8/15/24	11,000	11,146
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,385
4% 6/1/25	4,568	4,690
4.125% 4/1/19	11,300	11,727
4.7% 9/15/17	744	756
HRPT Properties Trust 6.65% 1/15/18	490	499
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,887
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	710	717
6.375% 3/1/24	1,545	1,649
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,877
4.5% 1/15/25	1,769	1,770
4.5% 4/1/27	21,587	21,441
4.95% 4/1/24	1,785	1,844
5.25% 1/15/26	7,807	8,175
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,201
5% 12/15/23	980	1,005
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,105
WP Carey, Inc. 4% 2/1/25	7,547	7,466
		179,750
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,502
4.1% 10/1/24	5,444	5,458
4.55% 10/1/29	5,444	5,464
4.95% 4/15/18	4,256	4,383
5.7% 5/1/17	268	270
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,971
3.95% 7/1/22	4,464	4,648
4.75% 10/1/25	4,899	5,164
5.25% 3/15/21	2,876	3,125
Essex Portfolio LP 5.5% 3/15/17	3,414	3,419
Howard Hughes Corp. 6.875% 10/1/21 (b)	1,690	1,777
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	829
Liberty Property LP:
3.25% 10/1/26	2,723	2,629
3.375% 6/15/23	2,951	2,955
4.125% 6/15/22	2,746	2,879
4.75% 10/1/20	6,595	7,025
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,043
3.15% 5/15/23	6,708	6,297
4.5% 4/18/22	1,689	1,715
Mattamy Group Corp. 6.875% 12/15/23 (b)	660	690
Mid-America Apartments LP:
4% 11/15/25	1,682	1,720
4.3% 10/15/23	1,086	1,139
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,191
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)	1,760	1,822
Tanger Properties LP:
3.125% 9/1/26	3,612	3,444
3.75% 12/1/24	3,781	3,804
3.875% 12/1/23	2,341	2,394
6.125% 6/1/20	7,035	7,765
Ventas Realty LP:
1.25% 4/17/17	2,655	2,655
3.125% 6/15/23	1,874	1,845
3.5% 2/1/25	2,295	2,254
4.125% 1/15/26	2,088	2,131
4.375% 2/1/45	1,098	1,035
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,622
4% 4/30/19	1,771	1,837
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	492
		115,393
TOTAL REAL ESTATE		295,143
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
Altice Financing SA:
6.5% 1/15/22 (b)	2,300	2,406
6.625% 2/15/23 (b)	2,620	2,758
7.5% 5/15/26 (b)	3,625	3,892
Altice Finco SA:
7.625% 2/15/25 (b)	4,785	4,952
8.125% 1/15/24 (b)	574	616
AT&T, Inc.:
2.45% 6/30/20	4,383	4,390
3.6% 2/17/23	9,655	9,743
4.8% 6/15/44	5,277	4,980
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	84
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,908
CenturyLink, Inc.:
5.15% 6/15/17	440	443
6% 4/1/17	3,101	3,109
6.15% 9/15/19	3,331	3,556
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	1,340	1,392
Frontier Communications Corp.:
8.875% 9/15/20	850	901
10.5% 9/15/22	1,400	1,456
GCI, Inc. 6.875% 4/15/25	1,350	1,401
Intelsat Luxembourg SA:
7.75% 6/1/21	990	557
8.125% 6/1/23	570	308
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,342
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,188
6.125% 1/15/21	1,405	1,456
Sable International Finance Ltd. 6.875% 8/1/22 (b)	1,915	2,068
SFR Group SA:
6% 5/15/22 (b)	6,815	7,068
6.25% 5/15/24 (b)	660	670
7.375% 5/1/26 (b)	6,280	6,508
Sprint Capital Corp.:
6.875% 11/15/28	7,345	7,832
6.9% 5/1/19	3,975	4,235
8.75% 3/15/32	7,225	8,670
Verizon Communications, Inc.:
2.625% 2/21/20	8,000	8,101
4.5% 9/15/20	38,502	41,064
5.012% 4/15/49 (b)	4,497	4,413
5.012% 8/21/54	19,396	18,770
		163,237
Wireless Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	1,904
7.5% 4/1/21	3,895	3,564
8% 2/15/24 (b)	5,660	6,141
Neptune Finco Corp.:
6.625% 10/15/25 (b)	1,460	1,611
10.125% 1/15/23 (b)	7,200	8,334
10.875% 10/15/25 (b)	4,485	5,404
Sprint Communications, Inc.:
6% 11/15/22	13,720	14,199
8.375% 8/15/17	4,665	4,793
9% 11/15/18 (b)	6,595	7,213
Sprint Corp.:
7.125% 6/15/24	5,215	5,631
7.25% 9/15/21	2,830	3,085
7.625% 2/15/25	775	864
7.875% 9/15/23	6,615	7,359
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	695	703
6% 3/1/23	2,590	2,739
6% 4/15/24	2,980	3,181
6.25% 4/1/21	565	583
6.464% 4/28/19	420	423
6.5% 1/15/24	7,235	7,774
6.5% 1/15/26	2,425	2,664
6.542% 4/28/20	1,475	1,516
6.625% 4/1/23	15,005	15,943
6.731% 4/28/22	985	1,024
6.836% 4/28/23	385	411
		107,063
TOTAL TELECOMMUNICATION SERVICES		270,300
UTILITIES - 1.1%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,083
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,934	4,400
6.4% 9/15/20 (b)	10,769	12,042
Edison International 3.75% 9/15/17	3,355	3,393
Eversource Energy 1.45% 5/1/18	1,511	1,506
Exelon Corp. 3.95% 6/15/25	5,966	6,148
FirstEnergy Corp.:
2.75% 3/15/18	10,020	10,108
4.25% 3/15/23	23,348	24,346
7.375% 11/15/31	16,161	21,299
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	3,686
InterGen NV 7% 6/30/23 (b)	9,075	8,258
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,457	10,640
LG&E and KU Energy LLC 3.75% 11/15/20	745	774
Nevada Power Co.:
6.5% 5/15/18	5,100	5,402
6.5% 8/1/18	1,191	1,271
NRG Yield Operating LLC 5% 9/15/26 (b)	3,065	3,004
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	4,312	4,673
NV Energy, Inc. 6.25% 11/15/20	1,666	1,881
Pennsylvania Electric Co. 6.05% 9/1/17	450	459
PG&E Corp. 2.4% 3/1/19	791	797
Progress Energy, Inc. 4.4% 1/15/21	336	358
RJS Power Holdings LLC 4.625% 7/15/19 (b)(g)	2,150	2,091
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,169
West Penn Power Co. 5.95% 12/15/17 (b)	10,500	10,838
		143,626
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)(g)	260	261
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,859
Texas Eastern Transmission LP 6% 9/15/17 (b)	948	969
		3,089
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.:
5.25% 6/1/26 (b)	6,000	6,090
5.375% 1/15/23	1,475	1,490
5.75% 1/15/25	635	629
6% 1/15/22 (b)	1,115	1,169
7.875% 1/15/23 (b)	1,601	1,666
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	5,842
Dynegy, Inc.:
5.875% 6/1/23	635	575
7.375% 11/1/22	5,230	5,138
7.625% 11/1/24	5,955	5,657
8% 1/15/25 (b)	1,280	1,216
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,739
2.7% 6/15/21	1,715	1,706
3.55% 6/15/26	2,743	2,708
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (h)	11,999	15,839
12.25% 3/1/22 (b)(g)(h)	15,373	21,406
NRG Energy, Inc.:
6.625% 3/15/23	5,775	5,847
6.625% 1/15/27 (b)	4,390	4,313
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	855	877
PPL Energy Supply LLC 6.5% 6/1/25	1,100	902
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(g)	11,585	11,990
6.625% 6/15/25 (b)(g)	1,200	1,260
TXU Corp.:
5.55% 11/15/14 (h)	61	9
6.5% 11/15/24 (h)	3,550	533
6.55% 11/15/34(h)	7,200	1,080
		99,681
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3.2982% 9/30/66 (g)	19,347	15,785
3.8232% 6/30/66 (g)	2,474	2,270
NiSource Finance Corp.:
5.45% 9/15/20	5,259	5,770
6.4% 3/15/18	983	1,030
6.8% 1/15/19	2,710	2,943
Puget Energy, Inc. 6% 9/1/21	691	773
Sempra Energy 6% 10/15/39	5,386	6,616
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,876	3,532
		38,719
TOTAL UTILITIES		285,115

TOTAL NONCONVERTIBLE BONDS		4,206,761

TOTAL CORPORATE BONDS
(Cost $4,083,000)		4,209,534

U.S. Government and Government Agency Obligations - 5.7%
U.S. Treasury Inflation-Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$80,385	$83,070
1.375% 2/15/44	72,989	81,837
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	76,206	78,121

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		243,028

U.S. Treasury Obligations - 4.8%
U.S. Treasury Bonds:
2.875% 11/15/46	5,000	4,906
3% 11/15/45	278,613	279,788
U.S. Treasury Notes:
1.25% 10/31/21	353,961	343,978
1.375% 9/30/23	8,500	8,094
1.625% 6/30/20	60,496	60,541
1.625% 5/15/26	95,820	89,929
2% 9/30/20	159,238	161,148
2% 8/15/25	154,514	150,555
2% 11/15/26	47,582	46,028
2.125% 2/29/24	47,997	47,795
2.25% 1/31/24	40,119	40,290

TOTAL U.S. TREASURY OBLIGATIONS		1,233,052

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,498,254)		1,476,080

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.2%
2.5% 1/1/43 to 4/1/43	838	802
2.802% 6/1/36 (g)	94	98
3% 12/1/30 to 8/1/31	2,441	2,514
3% 3/1/47 (i)	11,900	11,817
3.14% 7/1/37 (g)	186	198
3.5% 11/1/25 to 12/1/45	6,086	6,368
4% 11/1/31	1,403	1,493
4% 2/1/47	1,602	1,694
4% 3/1/47 (i)	900	946
4% 3/1/47 (i)	1,200	1,261
4.5% 11/1/19 to 8/1/44	5,565	5,989
5% 6/1/39 to 10/1/41	3,325	3,661
5.5% 4/1/39	117	133
6% 7/1/35 to 8/1/37	1,907	2,170
6.5% 7/1/32 to 8/1/36	335	385

TOTAL FANNIE MAE		39,529

Freddie Mac - 0.3%
2.5% 7/1/31	347	349
3% 2/1/31 to 6/1/31	2,511	2,587
3% 3/1/47 (i)	11,900	11,806
3% 3/1/47 (i)	11,900	11,806
3.5% 6/1/32 to 5/1/46	15,436	15,935
3.887% 10/1/35 (g)	91	97
4% 6/1/24 to 2/1/46	11,582	12,225
4.5% 3/1/41 to 4/1/41	5,032	5,426
5% 3/1/19 to 7/1/41	1,866	2,042
5.5% 1/1/38 to 6/1/41	5,384	6,036
6% 7/1/37 to 8/1/37	155	175
6.5% 3/1/36	1,308	1,500

TOTAL FREDDIE MAC		69,984

Ginnie Mae - 0.0%
4% 8/15/39 to 5/15/43	3,645	3,894
4% 3/1/47 (i)	1,000	1,058
4% 3/1/47 (i)	1,030	1,090
4.5% 4/20/41	1,584	1,711
5% 2/15/39 to 5/15/39	479	533
5.5% 12/15/38 to 9/15/39	613	696

TOTAL GINNIE MAE		8,982

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $118,420)		118,495

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (g)	$504	$484
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (g)	162	160
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (g)	29	28
Series 2004-R2 Class M3, 1.6033% 4/25/34 (g)	68	58
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (g)	36	35
Series 2004-W11 Class M2, 1.8283% 11/25/34 (g)	391	389
Series 2004-W7 Class M1, 1.6033% 5/25/34 (g)	923	891
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (g)	837	292
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.5961% 4/25/34 (g)	1,119	1,023
Series 2006-HE2 Class M1, 1.1411% 3/25/36 (g)	12	0
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	13,406	13,458
Class AA, 2.487% 12/16/41 (b)	3,372	3,325
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	7,803	7,800
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (g)	1,368	1,024
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.2333% 4/25/34 (g)	42	39
Series 2004-4 Class M2, 1.5733% 6/25/34 (g)	63	61
Series 2004-7 Class AF5, 5.868% 1/25/35	816	833
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (g)	30	26
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (g)	182	173
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.5961% 3/25/34 (g)	2	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5061% 1/25/35 (g)	720	668
Class M4, 1.7911% 1/25/35 (g)	264	138
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (b)(g)	1,251	1,053
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (b)(g)	298	283
Class B, 1.05% 11/15/34 (b)(g)	108	100
Class C, 1.15% 11/15/34 (b)(g)	179	165
Class D, 1.52% 11/15/34 (b)(g)	68	62
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (g)	162	153
Series 2003-3 Class M1, 2.0611% 8/25/33 (g)	284	277
Series 2003-5 Class A2, 1.4711% 12/25/33 (g)	25	24
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (g)	1,137	819
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (g)	2,016	1,045
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (g)	200	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (g)	65	57
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (g)	120	115
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (g)	2	1
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (g)	937	907
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (g)	44	40
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (g)	131	122
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (g)	107	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (g)	1,083	1,032
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (g)	389	376
Class M4, 2.9461% 9/25/34 (g)	519	331
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (g)	1,120	1,062
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (g)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (g)	422	404
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (g)	226	224
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (g)	27	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (g)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (b)(g)	1,467	711
TOTAL ASSET-BACKED SECURITIES
(Cost $34,867)		40,327

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.3311% 1/25/35 (g)	524	518
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (g)	307	304
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.012% 8/25/36 (g)	643	584
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (g)	400	380
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0611% 7/25/35 (g)	460	446
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (b)(g)	186	136
Class B6, 3.6133% 6/10/35 (b)(g)	40	24
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (g)	16	15
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (g)	36	36
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.9711% 9/25/36 (g)	472	467
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.4183% 9/25/43 (g)	1,388	1,336

TOTAL PRIVATE SPONSOR		4,246

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	7,857	7,832
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,390)		12,078

Commercial Mortgage Securities - 0.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (g)(k)	93	1
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (b)(g)	18	17
Series 2005-3A:
Class A2, 1.1783% 11/25/35 (b)(g)	183	160
Class M1, 1.2183% 11/25/35 (b)(g)	24	21
Class M2, 1.2683% 11/25/35 (b)(g)	30	25
Class M3, 1.2883% 11/25/35 (b)(g)	27	22
Class M4, 1.3783% 11/25/35 (b)(g)	34	27
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (b)(g)	485	423
Class B1, 2.1783% 1/25/36 (b)(g)	21	17
Class M1, 1.2283% 1/25/36 (b)(g)	156	132
Class M2, 1.2483% 1/25/36 (b)(g)	47	38
Class M3, 1.2783% 1/25/36 (b)(g)	69	56
Class M4, 1.3883% 1/25/36 (b)(g)	38	32
Class M5, 1.4283% 1/25/36 (b)(g)	38	28
Class M6, 1.4783% 1/25/36 (b)(g)	40	30
Series 2006-1:
Class A2, 1.1383% 4/25/36 (b)(g)	71	63
Class M1, 1.1583% 4/25/36 (b)(g)	26	22
Class M2, 1.1783% 4/25/36 (b)(g)	27	23
Class M3, 1.1983% 4/25/36 (b)(g)	23	20
Class M4, 1.2983% 4/25/36 (b)(g)	13	11
Class M5, 1.3383% 4/25/36 (b)(g)	13	11
Class M6, 1.4183% 4/25/36 (b)(g)	25	21
Series 2006-2A:
Class M1, 1.0883% 7/25/36 (b)(g)	65	53
Class M2, 1.1083% 7/25/36 (b)(g)	46	38
Class M3, 1.1283% 7/25/36 (b)(g)	38	31
Class M4, 1.1983% 7/25/36 (b)(g)	26	21
Class M5, 1.2483% 7/25/36 (b)(g)	31	26
Series 2006-3A Class M4, 1.2083% 10/25/36 (b)(g)	20	17
Series 2006-4A:
Class A2, 1.0483% 12/25/36 (b)(g)	1,375	1,178
Class M1, 1.0683% 12/25/36 (b)(g)	91	62
Class M2, 1.0883% 12/25/36 (b)(g)	61	40
Class M3, 1.1183% 12/25/36 (b)(g)	62	30
Series 2007-1 Class A2, 1.0483% 3/25/37 (b)(g)	282	245
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (b)(g)	300	260
Class A2, 1.0761% 7/25/37 (b)(g)	281	241
Class M1, 1.1261% 7/25/37 (b)(g)	99	77
Class M2, 1.1661% 7/25/37 (b)(g)	54	42
Class M3, 1.2461% 7/25/37 (b)(g)	42	30
Series 2007-3:
Class A2, 1.0461% 7/25/37 (b)(g)	287	242
Class M1, 1.0661% 7/25/37 (b)(g)	57	45
Class M2, 1.0961% 7/25/37 (b)(g)	61	47
Class M3, 1.1261% 7/25/37 (b)(g)	96	71
Class M4, 1.2561% 7/25/37 (b)(g)	151	101
Class M5, 1.3561% 7/25/37(b)(g)	74	39
Series 2007-4A Class M1, 1.7283% 9/25/37 (b)(g)	35	9
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(k)	634	22
Series 2006-3A, Class IO, 0% 10/25/36 (b)(g)(k)	12,738	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.7107% 6/11/40 (g)	209	209
Series 2007-PW18 Class A4, 5.7% 6/11/50	3,691	3,748
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (b)(g)	22	21
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.767% 12/15/27 (b)(g)	2,065	2,078
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (b)(g)	1,100	1,117
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7141% 12/10/49 (g)	2,234	2,242
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (g)	121	121
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	501	506
CSMC Series 2015-TOWN:
Class B, 2.6672% 3/15/28 (b)(g)	1,198	1,196
Class C, 3.0172% 3/15/28 (b)(g)	1,167	1,166
Class D, 3.9672% 3/15/28 (b)(g)	1,766	1,766
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(g)	6,410	6,554
Class CFX, 3.3822% 12/15/34 (b)(g)	5,380	5,479
Class DFX, 3.3822% 12/15/34 (b)(g)	4,559	4,606
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	442	442
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.42% 4/15/27 (b)(g)	1,775	1,755
Class D, 3.02% 4/15/27 (b)(g)	3,781	3,723
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (g)	1,108	1,109
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (g)	17,381	17,416
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,156	1,155
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (g)	529	533
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	510	512
Series 2007-C7 Class A3, 5.866% 9/15/45	1,223	1,246
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	1,200	1,217
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	3,586	3,584
Series 2007-7 Class A4, 5.7387% 6/12/50 (g)	1,587	1,591
Series 2007-8 Class A3, 5.8873% 8/12/49 (g)	651	655
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (b)(g)	272	272
sequential payer Series 2007-IQ15 Class A4, 5.9037% 6/11/49 (g)	17,171	17,336
Series 2007-IQ14 Class A4, 5.692% 4/15/49	378	378
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(g)	7,357	7,344
Class B, 4.181% 11/15/34 (b)	2,596	2,596
Class C, 5.205% 11/15/34 (b)	1,821	1,827
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	37	19
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C31 Class A5, 5.5% 4/15/47	17,326	17,315
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (g)	7,628	7,643
Class A5, 5.9654% 2/15/51 (g)	10,259	10,355
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	2,736	2,685
Class D, 5.513% 12/15/43 (g)	1,459	1,359
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $141,036)		139,043

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,563
7.5% 4/1/34	7,195	10,303
7.55% 4/1/39	17,365	25,744
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,172
Series 2010 C1, 7.781% 1/1/35	6,325	6,901
Series 2014 B, 6.314% 1/1/44	12,335	11,359
6.05% 1/1/29	400	403
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,482	2,514
4.95% 6/1/23	1,700	1,736
5.1% 6/1/33	55,420	51,399
Series 2010-1, 6.63% 2/1/35	25,440	26,243
Series 2010-3:
5.547% 4/1/19	155	161
6.725% 4/1/35	11,505	11,949
7.35% 7/1/35	4,495	4,867
Series 2010-5, 6.2% 7/1/21	1,915	2,009
Series 2011:
5.365% 3/1/17	185	185
5.665% 3/1/18	8,840	9,118
5.877% 3/1/19	19,390	20,467
Series 2013, 4% 12/1/20	6,040	5,938
TOTAL MUNICIPAL SECURITIES
(Cost $196,700)		194,031

Bank Loan Obligations - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19	$233	$233
Diversified Consumer Services - 0.0%
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (g)	7,235	7,265
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (g)	212	213
		7,478
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (g)(h)	8,486	8,003
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23 (g)	3,735	3,583
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (g)	871	822
Liberty Cablevision of Puerto Rico Tranche 2LN, term loan 7.7732% 7/7/23 (g)	435	422
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	717	720
WideOpenWest Finance LLC Tranche B, term loan 4.5539% 8/19/23 (g)	9,137	9,197
		11,161

TOTAL CONSUMER DISCRETIONARY		30,458

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC:
term loan 4.3023% 6/22/23 (g)	762	773
Tranche B 5LN, term loan 4.2471% 12/21/22 (g)	3,772	3,823
		4,596
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (g)	510	488
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (g)	372	168
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (g)	2,826	2,117
		2,773
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.284% 8/4/20 (g)	1,675	1,189
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (g)	1,805	2,034
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (g)	2,530	2,732
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (g)	7,642	7,515
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (g)	530	538
Gavilan Resources LLC Tranche 2LN, term loan 3/1/24 (l)	1,610	1,610
		15,618

TOTAL ENERGY		18,391

FINANCIALS - 0.0%
Insurance - 0.0%
AmWINS Group, Inc. Tranche B 1LN, term loan 3.75% 1/25/24 (g)	645	648
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.289% 11/4/22 (g)	45	45

TOTAL FINANCIALS		693

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (g)	2,375	2,161
Tranche B 1LN, term loan 5.25% 12/31/22 (g)	2,881	2,650
		4,811
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Harland Clarke Holdings Corp. Tranche B 6LN, term loan 6.5% 2/9/22 (g)	144	144
Optiv Security, Inc. Tranche B 1LN, term loan 4.25% 2/1/24 (g)	275	277
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (g)	539	545
		966
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Genesys Telecommunications Laboratories, Inc. term loan 5.0248% 12/1/23 (g)	4,755	4,809
Internet Software & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche 2LN, term loan 9.25% 10/19/24 (g)	1,835	1,875
IT Services - 0.0%
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (g)	605	610
Software - 0.1%
Change Healthcare Holdings LLC Tranche B, term loan 3.75% 2/2/24 (g)	8,840	8,877
Compuware Corp. term loan 9.25% 12/15/22 (g)	4,313	4,313
Kronos, Inc. term loan 9.284% 11/1/24 (g)	3,520	3,637
Landesk Group, Inc. term loan 5.25% 1/20/24 (g)	495	497
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.75% 4/9/21 (g)	569	568
Tranche 2LN, term loan 8% 4/9/22 (g)	6,908	6,873
		24,765

TOTAL INFORMATION TECHNOLOGY		32,059

MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (g)	1,393	1,393
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B 1LN, term loan 4.25% 12/7/23 (g)	1,880	1,902
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (g)	1,167	1,149

TOTAL MATERIALS		4,444

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (g)	6,645	6,600
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. term loan 4.304% 6/30/17 (g)	10,352	10,378
TOTAL BANK LOAN OBLIGATIONS
(Cost $112,215)		113,396

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	$6,500	$6,504
2.95% 7/23/21	7,402	7,490
Discover Bank:
(Delaware) 3.2% 8/9/21	9,037	9,148
3.1% 6/4/20	8,635	8,788
8.7% 11/18/19	532	606
RBS Citizens NA 2.5% 3/14/19	4,029	4,063
Regions Bank 7.5% 5/15/18	11,552	12,286
UBS AG Stamford Branch 1.8% 3/26/18	9,485	9,503
Wachovia Bank NA 6% 11/15/17	7,010	7,231
TOTAL BANK NOTES
(Cost $64,841)		65,619

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Bank of America Corp. 6.1% (g)(m)	$1,680	$1,839
Barclays Bank PLC 7.625% 11/21/22	7,765	8,506
Citigroup, Inc.:
5.35% (g)(m)	12,075	12,276
5.95% (g)(m)	1,325	1,400
5.95% (g)(m)	5,000	5,236
Credit Agricole SA:
6.625% (b)(g)(m)	12,820	12,820
7.875% (b)(g)(m)	2,225	2,302
JPMorgan Chase & Co. 6% (g)(m)	11,680	12,289
Royal Bank of Scotland Group PLC:
7.5% (g)(m)	2,245	2,265
8% (g)(m)	10,980	11,143
8.625% (g)(m)	2,380	2,549
Standard Chartered PLC 7.5% (b)(g)(m)	3,195	3,417
		76,042
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (g)(m)	4,850	5,088
Diversified Financial Services - 0.0%
Credit Agricole SA 8.125% (b)(g)(m)	5,740	6,223
TOTAL PREFERRED SECURITIES
(Cost $85,146)		87,353
	Shares	Value (000s)

Fixed-Income Funds - 5.2%
Fidelity Mortgage Backed Securities Central Fund (n)
(Cost $1,321,578)	12,626,650	1,362,921

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)
(Cost $11)	11,092	11

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.60% (o)	192,914,315	192,953
Fidelity Securities Lending Cash Central Fund 0.62% (o)(p)	60,000,328	60,012
TOTAL MONEY MARKET FUNDS
(Cost $252,957)		252,965
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $20,927,691)		26,165,185
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(163,027)
NET ASSETS - 100%		$26,002,158

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/32	$(1,300)	$(1,336)
3.5% 3/1/47	(200)	(205)
4% 3/1/47	(1,600)	(1,681)

TOTAL FANNIE MAE		(3,222)

Freddie Mac
3% 3/1/47	(11,900)	(11,806)
3% 3/1/47	(11,900)	(11,806)

TOTAL FREDDIE MAC		(23,612)

TOTAL TBA SALE COMMITMENTS
(Proceeds $26,935)		$(26,834)

Security Type Abbreviations

ELS – Equity-Linked Security

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,104,314,000 or 4.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $499,527,000 or 1.9% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) The coupon rate will be determined upon settlement of the loan after period end.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Get Heal, Inc. Series B	11/7/16	$2,597
Jello Labs, Inc. Series C	12/22/16	$17,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Ovation Acquisition I LLC	12/23/15	$4
Rent the Runway, Inc. Series E	12/22/16	$30,000
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC Class A	5/14/15	50,000
Tory Burch LLC Class B	12/31/12	$17,505
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
Warrior Met Coal LLC Class A	9/19/13 - 3/19/14	$797
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$865
Fidelity Mortgage Backed Securities Central Fund	19,200
Fidelity Securities Lending Cash Central Fund	267
Total	$20,332

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,450,362	$21,675	$72,200	$1,362,921	21.7%
Total	$1,450,362	$21,675	$72,200	$1,362,921

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Corindus Vascular Robotics, Inc.	$5,850	$--	$--	$--	$4,000
Corindus Vascular Robotics, Inc.	1,539	--	--	--	1,053
Total	$7,389	$--	$--	$--	$5,053

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,651,770	$2,293,786	$11,182	$346,802
Consumer Staples	1,095,787	1,035,369	60,418	--
Energy	1,483,345	1,483,233	--	112
Financials	2,992,251	2,960,502	31,749	--
Health Care	2,333,442	2,308,315	3,469	21,658
Industrials	1,388,434	1,388,085	--	349
Information Technology	4,823,621	4,696,359	--	127,262
Materials	726,818	726,818	--	--
Real Estate	323,420	323,420	--	--
Telecommunication Services	74,186	74,186	--	--
Utilities	200,258	200,258	--	--
Corporate Bonds	4,209,534	--	4,209,534	--
U.S. Government and Government Agency Obligations	1,476,080	--	1,476,080	--
U.S. Government Agency - Mortgage Securities	118,495	--	118,495	--
Asset-Backed Securities	40,327	--	39,616	711
Collateralized Mortgage Obligations	12,078	--	11,918	160
Commercial Mortgage Securities	139,043	--	139,043	--
Municipal Securities	194,031	--	194,031	--
Bank Loan Obligations	113,396	--	103,550	9,846
Bank Notes	65,619	--	65,619	--
Preferred Securities	87,353	--	87,353	--
Fixed-Income Funds	1,362,921	1,362,921	--	--
Other	11	--	--	11
Money Market Funds	252,965	252,965	--	--
Total Investments in Securities:	$26,165,185	$19,106,217	$6,552,057	$506,911
Other Financial Instruments:
TBA Sale Commitments	$(26,834)	$--	$(26,834)	$--
Total Other Financial Instruments:	$(26,834)	$--	$(26,834)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$272,555
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	44,235
Cost of Purchases	30,012
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$346,802
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$44,235
Other Investments in Securities
Beginning Balance	$189,489
Net Realized Gain (Loss) on Investment Securities	(1,209)
Net Unrealized Gain (Loss) on Investment Securities	(44,569)
Cost of Purchases	21,191
Proceeds of Sales	(2,357)
Amortization/Accretion	(34)
Transfers into Level 3	208
Transfers out of Level 3	(2,610)
Ending Balance	$160,109
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$(47,146)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	11.9%
AAA,AA,A	2.6%
BBB	9.0%
BB	3.7%
B	1.6%
CCC,CC,C	1.3%
Not Rated	0.4%
Equities	69.6%
Short-Term Investments and Net Other Assets	(0.1)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.8%
Ireland	3.1%
Canada	2.2%
Netherlands	1.6%
United Kingdom	1.1%
Others (Individually Less Than 1%)	6.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $56,170) — See accompanying schedule: Unaffiliated issuers (cost $19,335,656)	$24,544,246
Fidelity Central Funds (cost $1,574,535)	1,615,886
Other affiliated issuers (cost $17,500)	5,053
Total Investments (cost $20,927,691)		$26,165,185
Cash		504
Restricted cash		322
Receivable for investments sold		23,208
Receivable for TBA sale commitments		26,935
Receivable for fund shares sold		21,664
Dividends receivable		26,749
Interest receivable		64,421
Distributions receivable from Fidelity Central Funds		3,838
Prepaid expenses		34
Other receivables		10,125
Total assets		26,342,985
Liabilities
Payable for investments purchased
Regular delivery	$173,033
Delayed delivery	39,920
TBA sale commitments, at value	26,834
Payable for fund shares redeemed	28,415
Accrued management fee	8,529
Other affiliated payables	2,706
Other payables and accrued expenses	1,382
Collateral on securities loaned	60,008
Total liabilities		340,827
Net Assets		$26,002,158
Net Assets consist of:
Paid in capital		$20,601,249
Undistributed net investment income		91,548
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		71,747
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,237,614
Net Assets		$26,002,158
Puritan:
Net Asset Value, offering price and redemption price per share ($19,921,890 ÷ 919,291 shares)		$21.67
Class K:
Net Asset Value, offering price and redemption price per share ($6,080,268 ÷ 280,736 shares)		$21.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017
Investment Income
Dividends		$130,414
Interest (including $341 from security lending)		125,804
Income from Fidelity Central Funds		20,332
Total income		276,550
Expenses
Management fee	$50,311
Transfer agent fees	15,019
Accounting and security lending fees	1,103
Custodian fees and expenses	149
Independent trustees' fees and expenses	52
Appreciation in deferred trustee compensation account	1
Registration fees	106
Audit	174
Legal	83
Miscellaneous	96
Total expenses before reductions	67,094
Expense reductions	(383)	66,711
Net investment income (loss)		209,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	481,801
Fidelity Central Funds	(1,303)
Foreign currency transactions	262
Futures contracts	(4,603)
Capital gain distributions from Fidelity Central Funds	2,475
Total net realized gain (loss)		478,632
Change in net unrealized appreciation (depreciation) on: Investment securities	743,551
Assets and liabilities in foreign currencies	38
Delayed delivery commitments	100
Total change in net unrealized appreciation (depreciation)		743,689
Net gain (loss)		1,222,321
Net increase (decrease) in net assets resulting from operations		$1,432,160

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$209,839	$448,887
Net realized gain (loss)	478,632	197,202
Change in net unrealized appreciation (depreciation)	743,689	1,166,261
Net increase (decrease) in net assets resulting from operations	1,432,160	1,812,350
Distributions to shareholders from net investment income	(226,254)	(425,000)
Distributions to shareholders from net realized gain	(486,341)	(1,256,829)
Total distributions	(712,595)	(1,681,829)
Share transactions - net increase (decrease)	(480,531)	881,968
Total increase (decrease) in net assets	239,034	1,012,489
Net Assets
Beginning of period	25,763,124	24,750,635
End of period	$26,002,158	$25,763,124
Other Information
Undistributed net investment income end of period	$91,548	$107,963

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.07	$21.02	$22.91	$20.98	$19.53	$17.72
Income from Investment Operations
Net investment income (loss)A	.17	.36	.47B	.36	.36	.38
Net realized and unrealized gain (loss)	1.02	1.10	(.33)	3.60	1.79	1.78
Total from investment operations	1.19	1.46	.14	3.96	2.15	2.16
Distributions from net investment income	(.19)	(.34)	(.46)	(.35)	(.35)	(.35)
Distributions from net realized gain	(.40)	(1.07)	(1.57)	(1.68)	(.35)	–
Total distributions	(.59)	(1.41)	(2.03)	(2.03)	(.70)	(.35)
Net asset value, end of period	$21.67	$21.07	$21.02	$22.91	$20.98	$19.53
Total ReturnC,D	5.79%	7.36%	.87%	20.17%	11.29%	12.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.56%	.56%	.56%	.58%	.59%
Expenses net of fee waivers, if any	.55%G	.56%	.56%	.56%	.58%	.59%
Expenses net of all reductions	.55%G	.55%	.55%	.56%	.57%	.59%
Net investment income (loss)	1.63%G	1.77%	2.13%B	1.68%	1.79%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$19,922	$19,754	$18,812	$18,351	$15,934	$15,472
Portfolio turnover rateH	60%G	36%	106%	160%	229%I	141%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund Class K

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.06	$21.01	$22.90	$20.98	$19.52	$17.72
Income from Investment Operations
Net investment income (loss)A	.18	.38	.49B	.39	.39	.40
Net realized and unrealized gain (loss)	1.02	1.10	(.33)	3.58	1.79	1.77
Total from investment operations	1.20	1.48	.16	3.97	2.18	2.17
Distributions from net investment income	(.20)	(.36)	(.48)	(.37)	(.37)	(.37)
Distributions from net realized gain	(.40)	(1.07)	(1.57)	(1.68)	(.35)	–
Total distributions	(.60)	(1.43)	(2.05)	(2.05)	(.72)	(.37)
Net asset value, end of period	$21.66	$21.06	$21.01	$22.90	$20.98	$19.52
Total ReturnC,D	5.85%	7.48%	.96%	20.25%	11.48%	12.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%	.47%	.48%
Expenses net of all reductions	.45%G	.46%	.46%	.46%	.46%	.47%
Net investment income (loss)	1.73%G	1.86%	2.23%B	1.78%	1.90%	2.15%
Supplemental Data
Net assets, end of period (in millions)	$6,080	$6,009	$5,939	$6,162	$5,230	$4,261
Portfolio turnover rateH	60%G	36%	106%	160%	229%I	141%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Asset-Backed Securities	$711	Discounted cash flow	Yield	132.4%	Decrease
			Spread	6.0%	Decrease
Commercial Mortgage Securities	$0	Expected distribution	Recovery rate	0.0%	Increase
Collateralized Mortgage Obligations	$160	Discounted cash flow	Yield	8.8% - 9.0% / 8.8%	Decrease
Equities	496,183	Broker quote	Mid price	17.00	Increase
		Market approach	Discount rate	8.0% - 34.0% / 16.9%	Decrease
			Transaction price	$0.31 - $48.77 / $25.94	Increase
			Premium rate	10.0% - 104.0% / 25.0%	Increase
			Discount for lack of marketability	5.0% - 20.0% / 13.3%	Decrease
			Strike price	$40.00 - $47.50 / $44.27	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.7 - 3.9 / 3.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.4 - 10.1 / 10.0	Increase
		Recovery value	Recovery value	0.0% - 0.1% / 0.1%	Increase
			Liquidity preference	$6.75 - $68.25 / $57.03	Increase
Bank Loan Obligations	$8,003	Market approach	Discount for lack of marketability	15.0%	Decrease
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
Other	$11	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, market discount, contingent interest, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications, security level mergers and exchanges and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,707,115
Gross unrealized depreciation	(528,366)
Net unrealized appreciation (depreciation) on securities	$5,178,749
Tax cost	$20,986,436

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through these Subsidiaries were $108,792 representing 0.42% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(4,603) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $4,759,516 and $5,778,853, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Puritan	$13,624.14
Class K	1,395.05
	$15,019

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $220.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $490. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $341. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $267.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $268 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $113.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Puritan	$170,645	$319,357
Class K	55,609	105,643
Total	$226,254	$425,000
From net realized gain
Puritan	$372,038	$955,970
Class K	114,303	300,859
Total	$486,341	$1,256,829

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Puritan
Shares sold	41,513	134,463	$868,771	$2,708,248
Reinvestment of distributions	24,881	60,339	514,740	1,211,956
Shares redeemed	(84,567)	(152,236)	(1,768,902)	(3,085,310)
Net increase (decrease)	(18,173)	42,566	$(385,391)	$834,894
Class K
Shares sold	19,175	40,423	$401,419	$815,415
Reinvestment of distributions	8,219	20,247	169,912	406,502
Shares redeemed	(31,954)	(57,995)	(666,471)	(1,174,843)
Net increase (decrease)	(4,560)	2,675	$(95,140)	$47,074

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) as of February 28, 2017, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Puritan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Puritan	.55%
Actual		$1,000.00	$1,057.90	$2.81
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Class K	.46%
Actual		$1,000.00	$1,058.50	$2.35
Hypothetical-C		$1,000.00	$1,022.51	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PUR-K-SANN-0417
1.863169.108

Fidelity® Puritan® Fund Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.2	2.1
Alphabet, Inc. Class C	2.9	2.9
Microsoft Corp.	2.0	1.7
Facebook, Inc. Class A	1.7	1.7
Amazon.com, Inc.	1.6	1.4
	11.4

Top Five Bond Issuers as of February 28, 2017

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	5.7	4.1
Fannie Mae	2.9	3.7
Freddie Mac	1.6	1.5
Ginnie Mae	1.1	1.2
Illinois Gen. Oblig.	0.5	0.5
	11.8

Top Five Market Sectors as of February 28, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	17.8
Financials	17.6	17.0
Consumer Discretionary	12.0	13.7
Health Care	9.9	12.0
Energy	8.3	6.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*,**
Stocks	68.8%
Bonds	29.6%
Convertible Securities	0.8%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)***	(0.2)%

 * Foreign investments - 14.2%

 ** Futures and Swaps - 0.1%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016*
Stocks	65.4%
Bonds	31.9%
Convertible Securities	0.6%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 13.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments February 28, 2017

Showing Percentage of Net Assets

Common Stocks - 68.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.0%
Chassix Holdings, Inc. (a)	18,330	$613
Delphi Automotive PLC	18,393	1,400
		2,013
Automobiles - 0.3%
General Motors Co.	888,798	32,743
General Motors Co. warrants 7/10/19 (a)	8,394	157
Tesla, Inc. (a)	202,600	50,648
		83,548
Hotels, Restaurants & Leisure - 1.2%
Domino's Pizza, Inc.	92,100	17,482
Extended Stay America, Inc. unit	150,000	2,595
McDonald's Corp.	640,300	81,734
Red Rock Resorts, Inc. (b)	278,655	6,122
U.S. Foods Holding Corp.	192,900	5,314
Vail Resorts, Inc.	1,058,927	191,856
		305,103
Household Durables - 0.4%
Newell Brands, Inc.	1,642,696	80,541
Toll Brothers, Inc. (a)	791,100	27,008
		107,549
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	484,400	409,337
Expedia, Inc.	162,600	19,356
Netflix, Inc. (a)	335,800	47,727
Priceline Group, Inc. (a)	49,200	84,827
		561,247
Leisure Products - 0.2%
Hasbro, Inc.	574,200	55,623
Media - 3.5%
Altice NV Class A (a)	523,244	11,034
AMC Networks, Inc. Class A (a)	53,800	3,218
CBS Corp. Class B	695,500	45,847
Charter Communications, Inc. Class A (a)	497,864	160,840
Comcast Corp. Class A	5,275,400	197,405
Lions Gate Entertainment Corp.:
Class A(c)	1,123,400	30,073
Class B (a)	2,086,185	52,113
Live Nation Entertainment, Inc. (a)	1,263,600	35,899
Publicis Groupe SA	36,972	2,492
Time Warner, Inc.	1,671,600	164,168
Tribune Media Co. Class A	13,773	475
tronc, Inc.	3,443	50
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc. (a)(d)	86,301	160,780
Vivendi SA	390,024	6,867
WME Entertainment Parent, LLC Class A (d)(e)	24,723,425	50,000
		921,261
Specialty Retail - 0.9%
Home Depot, Inc.	980,400	142,070
L Brands, Inc.	300,800	15,828
TJX Companies, Inc.	420,700	33,004
Ulta Beauty, Inc. (a)	164,400	44,952
		235,854
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	144,500	24,248
Brunello Cucinelli SpA	1,407,200	28,966
Christian Dior SA	202,800	42,948
Hermes International SCA (c)	81,100	35,389
lululemon athletica, Inc. (a)	509,500	33,250
Luxottica Group SpA	81,800	4,315
Michael Kors Holdings Ltd. (a)	653,761	23,862
NIKE, Inc. Class B	639,500	36,554
Ralph Lauren Corp.	51,500	4,085
Ted Baker PLC	302,900	10,546
Tory Burch LLC:
Class A (a)(d)(e)	702,741	39,164
Class B (a)(d)(e)	324,840	19,306
		302,633

TOTAL CONSUMER DISCRETIONARY		2,574,831

CONSUMER STAPLES - 4.2%
Beverages - 2.0%
Anheuser-Busch InBev SA NV	120,700	13,203
Anheuser-Busch InBev SA NV ADR	287,800	31,511
Brown-Forman Corp. Class B (non-vtg.)	617,200	30,095
Coca-Cola European Partners PLC	469,700	16,294
Constellation Brands, Inc. Class A (sub. vtg.)	299,900	47,627
Kweichow Moutai Co. Ltd. (A Shares)	546,469	28,220
Molson Coors Brewing Co. Class B	1,430,500	143,608
Monster Beverage Corp. (a)	1,569,300	65,032
The Coca-Cola Co.	3,568,600	149,738
		525,328
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	578,500	102,499
Kroger Co.	1,471,000	46,778
Ovation Acquisition I LLC (a)(d)	389,576	0
		149,277
Food Products - 0.6%
Bunge Ltd.	528,500	43,258
Mead Johnson Nutrition Co. Class A	227,800	19,999
Mondelez International, Inc.	1,167,400	51,272
Premium Brands Holdings Corp.	4,400	234
The Kraft Heinz Co.	430,200	39,368
WhiteWave Foods Co. (a)	90,000	4,957
		159,088
Household Products - 0.6%
Procter & Gamble Co.	1,144,800	104,257
Spectrum Brands Holdings, Inc.	392,900	53,324
		157,581
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	667,800	55,327
L'Oreal SA (a)	10,600	1,971
		57,298
Tobacco - 0.2%
British American Tobacco PLC (United Kingdom)	747,500	47,215

TOTAL CONSUMER STAPLES		1,095,787

ENERGY - 5.7%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	1,320,900	79,624
Halliburton Co.	1,261,900	67,461
Schlumberger Ltd.	2,454,282	197,226
		344,311
Oil, Gas & Consumable Fuels - 4.4%
Alpha Natural Resources Holdings, Inc. (a)	1,729	8
Anadarko Petroleum Corp.	2,548,300	164,748
ANR, Inc. (a)	1,729	29
Apache Corp.	1,286,300	67,647
Cabot Oil & Gas Corp.	1,064,000	23,302
Chevron Corp.	2,275,400	255,983
Cimarex Energy Co.	160,000	20,115
ConocoPhillips Co.	1,196,100	56,898
Contura Energy, Inc. (a)	123	8
Contura Energy, Inc. warrants 7/26/23 (a)	200	5
Devon Energy Corp.	2,256,100	97,824
EOG Resources, Inc.	520,000	50,435
EQT Corp.	527,200	31,574
Extraction Oil & Gas, Inc.	755,865	13,379
Golar LNG Ltd.	542,100	14,805
Imperial Oil Ltd.	1,965,800	61,407
Noble Energy, Inc.	1,611,800	58,686
Pioneer Natural Resources Co.	351,100	65,294
RSP Permian, Inc. (a)	748,900	29,574
Southwestern Energy Co. (a)	19,194	144
Suncor Energy, Inc.	3,946,500	122,864
The Williams Companies, Inc.	33,200	941
Warrior Met Coal LLC Class A (d)	414	112
		1,135,782

TOTAL ENERGY		1,480,093

FINANCIALS - 11.5%
Banks - 6.9%
Bank of America Corp.	15,027,200	370,871
CIT Group, Inc.	683,000	29,301
Citigroup, Inc.	2,970,240	177,650
Comerica, Inc.	514,000	36,638
First Republic Bank	50,000	4,692
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (a)(b)	7,792,950	31,749
JPMorgan Chase & Co.	3,550,223	321,721
PNC Financial Services Group, Inc.	842,500	107,191
SunTrust Banks, Inc.	2,171,100	129,159
TCF Financial Corp.	258,400	4,496
U.S. Bancorp	3,981,000	218,955
Wells Fargo & Co.	6,072,540	351,479
		1,783,902
Capital Markets - 1.6%
CBOE Holdings, Inc.	522,500	40,781
Charles Schwab Corp.	1,021,200	41,267
Goldman Sachs Group, Inc.	706,900	175,354
Invesco Ltd.	780,500	25,124
Motors Liquidation Co. GUC Trust (a)	28,150	228
Northern Trust Corp.	597,200	52,165
S&P Global, Inc.	328,800	42,570
TD Ameritrade Holding Corp.	839,300	32,817
		410,306
Consumer Finance - 1.0%
Capital One Financial Corp.	2,179,600	204,577
Synchrony Financial	1,370,300	49,660
		254,237
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	237,571
Senseonics Holdings, Inc.(c)	3,508,771	8,246
		245,817
Insurance - 1.1%
Chubb Ltd.	1,750,347	241,845
MetLife, Inc.	926,300	48,575
		290,420

TOTAL FINANCIALS		2,984,682

HEALTH CARE - 8.8%
Biotechnology - 2.8%
ACADIA Pharmaceuticals, Inc. (a)(c)	1,662,304	63,350
Acceleron Pharma, Inc. (a)	130,400	3,484
Alexion Pharmaceuticals, Inc. (a)	1,027,500	134,859
Amgen, Inc.	2,130,800	376,150
Asterias Biotherapeutics, Inc. warrants 9/29/17 (a)	26,174	10
Geron Corp. (a)(c)	3,139,900	6,751
Macrogenics, Inc. (a)	226,200	4,782
Neurocrine Biosciences, Inc. (a)	579,100	25,573
Spark Therapeutics, Inc. (a)	178,800	11,404
Vertex Pharmaceuticals, Inc. (a)	1,083,600	98,196
		724,559
Health Care Equipment & Supplies - 2.7%
Boston Scientific Corp. (a)	11,246,600	276,104
Corindus Vascular Robotics, Inc. (a)(d)(f)	5,000,000	4,000
Corindus Vascular Robotics, Inc. (a)(c)(f)	1,315,800	1,053
Danaher Corp.	1,192,200	101,993
Intuitive Surgical, Inc. (a)	43,700	32,207
Medtronic PLC	3,499,686	283,160
		698,517
Health Care Providers & Services - 1.1%
Cigna Corp.	195,400	29,095
HCA Holdings, Inc. (a)	91,500	7,982
HealthSouth Corp.	15	1
Humana, Inc.	372,500	78,691
Legend Acquisition, Inc. (a)	2,509	43
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
UnitedHealth Group, Inc.	1,129,100	186,731
		302,543
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	1,862	312
Pharmaceuticals - 2.2%
Allergan PLC	1,127,489	276,032
Bristol-Myers Squibb Co.	949,100	53,823
Catalent, Inc. (a)	976,100	28,014
GlaxoSmithKline PLC sponsored ADR	1,160,400	48,133
Jazz Pharmaceuticals PLC (a)	114,600	15,198
Johnson & Johnson	554,000	67,704
Pfizer, Inc.	234,400	7,998
The Medicines Company (a)	618,500	32,422
TherapeuticsMD, Inc. (a)	5,109,226	32,086
Theravance Biopharma, Inc. (a)	341,793	10,466
		571,876

TOTAL HEALTH CARE		2,297,807

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	273,100	51,837
Huntington Ingalls Industries, Inc.	371,800	81,238
Northrop Grumman Corp.	517,500	127,869
Raytheon Co.	614,200	94,679
Rockwell Collins, Inc. (c)	489,900	46,830
Taser International, Inc. (a)	683,700	17,551
United Technologies Corp.	516,400	58,121
		478,125
Air Freight & Logistics - 0.1%
FedEx Corp.	179,200	34,582
Building Products - 0.1%
Lennox International, Inc.	138,300	22,767
Masonite International Corp. (a)	10,749	839
		23,606
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(d)	5,819,318	349
Construction & Engineering - 0.0%
Keane Group, Inc.	250,000	4,380
Electrical Equipment - 0.2%
AMETEK, Inc.	369,500	19,942
Fortive Corp.	596,100	34,365
		54,307
Industrial Conglomerates - 0.6%
General Electric Co.	3,572,200	106,487
Honeywell International, Inc.	502,200	62,524
		169,011
Machinery - 1.4%
AGCO Corp.	710,900	43,308
Allison Transmission Holdings, Inc.	1,327,000	47,745
Caterpillar, Inc.	1,553,100	150,123
Deere & Co.	384,500	42,099
Flowserve Corp.	992,500	46,102
Ingersoll-Rand PLC	305,600	24,252
		353,629
Road & Rail - 0.8%
CSX Corp.	1,057,900	51,372
Norfolk Southern Corp.	1,223,100	148,032
		199,404
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. Class A	677,600	68,160
United Rentals, Inc. (a)	22,500	2,881
		71,041

TOTAL INDUSTRIALS		1,388,434

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 0.3%
Cisco Systems, Inc.	2,395,000	81,861
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	46,897
CDW Corp.	100,000	5,890
E Ink Holdings, Inc. GDR (b)	140,100	1,155
Keysight Technologies, Inc. (a)	637,727	23,979
		77,921
Internet Software & Services - 4.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	548,300	56,420
Alphabet, Inc. Class C (a)	896,383	737,911
Facebook, Inc. Class A (a)	3,187,060	431,974
LogMeIn, Inc.	37,015	3,396
Mail.Ru Group Ltd. GDR (a)(b)	77,400	1,703
Pandora Media, Inc. (a)(c)	23,894	296
Spotify Technology SA (a)(d)	15,262	31,601
		1,263,301
IT Services - 3.4%
Accenture PLC Class A	1,341,100	164,285
Computer Sciences Corp.	561,000	38,462
Global Payments, Inc.	724,600	57,743
MasterCard, Inc. Class A	1,733,200	191,449
PayPal Holdings, Inc. (a)	2,042,300	85,777
Visa, Inc. Class A	3,962,400	348,453
		886,169
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	477,600	39,130
Broadcom Ltd.	677,830	142,975
Cypress Semiconductor Corp.	1,614	21
KLA-Tencor Corp.	613,000	55,244
NXP Semiconductors NV (a)	488,097	50,181
Qorvo, Inc. (a)	199,900	13,213
Qualcomm, Inc.	2,033,800	114,869
Texas Instruments, Inc.	600,600	46,018
		461,651
Software - 4.2%
Activision Blizzard, Inc.	2,895,362	130,668
Adobe Systems, Inc. (a)	952,000	112,660
Autodesk, Inc. (a)	728,400	62,861
Citrix Systems, Inc. (a)	215,400	17,006
Deem, Inc. (d)	124,895	62
Electronic Arts, Inc. (a)	856,800	74,113
Microsoft Corp.	8,000,100	511,846
Mobileye NV (a)	991,840	45,149
Oracle Corp.	1,026,000	43,697
Salesforce.com, Inc. (a)	930,200	75,672
Workday, Inc. Class A (a)	174,300	14,455
		1,088,189
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	6,032,500	826,364
Samsung Electronics Co. Ltd.	25,123	42,566
		868,930

TOTAL INFORMATION TECHNOLOGY		4,728,022

MATERIALS - 2.8%
Chemicals - 2.2%
AdvanSix, Inc. (a)	40,176	1,096
CF Industries Holdings, Inc.	425,700	13,375
E.I. du Pont de Nemours & Co.	2,712,475	213,038
LyondellBasell Industries NV Class A	1,860,198	169,724
Monsanto Co.	795,800	90,586
Potash Corp. of Saskatchewan, Inc.	551,000	9,558
Sherwin-Williams Co.	69,100	21,320
The Chemours Co. LLC	395,195	13,302
The Scotts Miracle-Gro Co. Class A	461,400	41,817
		573,816
Construction Materials - 0.1%
Eagle Materials, Inc.	199,200	20,659
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd. (Canada) (c)	587,800	24,717
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	631
Barrick Gold Corp.	1,722,500	31,786
Freeport-McMoRan, Inc. (a)	3,628,900	48,627
Newmont Mining Corp.	372,700	12,761
Randgold Resources Ltd. sponsored ADR	150,700	13,821
		132,343

TOTAL MATERIALS		726,818

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	1,771,900	203,396
Gaming & Leisure Properties	173,400	5,549
Public Storage	301,900	68,670
Simon Property Group, Inc.	248,400	45,805
		323,420
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Broadview Networks Holdings, Inc. (a)	123,987	155
Iliad SA	28,725	5,948
		6,103
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	1,088,800	68,083

TOTAL TELECOMMUNICATION SERVICES		74,186

UTILITIES - 0.8%
Electric Utilities - 0.7%
Edison International	1,127,707	89,923
NextEra Energy, Inc.	302,600	39,641
PPL Corp.	410,800	15,150
Xcel Energy, Inc.	746,300	32,621
		177,335
Multi-Utilities - 0.1%
Sempra Energy	184,400	20,337

TOTAL UTILITIES		197,672

TOTAL COMMON STOCKS
(Cost $12,820,790)		17,871,752

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(d)	1,082,251	65
Roku, Inc. Series F, 8.00% (a)(d)	5,520,836	9,938
		10,003
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(d)	196,700	6,389
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (a)(d)	508,444	30,547
Textiles, Apparel & Luxury Goods - 0.1%
Rent the Runway, Inc. Series E (d)	1,378,930	30,000
TOTAL CONSUMER DISCRETIONARY		76,939
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25% (a)	169,100	3,252
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (d)	8,512,822	2,597
Mulberry Health, Inc. Series A8 (a)(d)	2,960,879	19,018
		21,615
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	12,300	10,551
Teva Pharmaceutical Industries Ltd. 7%	5,570	3,469
		14,020
TOTAL HEALTH CARE		35,635
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	1,611,548	78,599
Software - 0.1%
Jello Labs, Inc. Series C (d)	1,050,307	17,000
TOTAL INFORMATION TECHNOLOGY		95,599
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	42,400	2,586

TOTAL CONVERTIBLE PREFERRED STOCKS		214,011

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(d)(e)	619,047	0
FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125%	294,279	7,569

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,569

TOTAL PREFERRED STOCKS
(Cost $186,486)		221,580
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 16.2%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	330
3.5% 1/15/31 (b)	4,584	2,443
		2,773
Nonconvertible Bonds - 16.2%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.3%
General Motors Co.:
3.5% 10/2/18	4,530	4,634
5.2% 4/1/45	2,729	2,748
6.25% 10/2/43	763	870
6.6% 4/1/36	3,372	3,961
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,445	1,451
3.15% 1/15/20	12,000	12,230
3.25% 5/15/18	3,070	3,121
3.5% 7/10/19	17,868	18,369
4% 1/15/25	6,368	6,416
4.25% 5/15/23	3,285	3,405
4.375% 9/25/21	11,267	11,880
4.75% 8/15/17	2,505	2,542
Volkswagen International Finance NV 2.375% 3/22/17 (b)	1,515	1,516
		73,143
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)	2,265	2,248
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	564
Laureate Education, Inc. 10% 9/1/19 (b)(g)	13,090	13,695
Service Corp. International 5.375% 1/15/22	505	523
		14,782
Hotels, Restaurants & Leisure - 0.2%
Aramark Services, Inc. 5.125% 1/15/24	4,620	4,840
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	4,655
Chukchansi Economic Development Authority 9.75% 5/30/20 (b)(h)	2,861	1,202
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	769
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	5,680	6,063
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (b)	1,080	1,139
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	435	447
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)	5,275	5,415
Landry's Acquisition Co. 6.75% 10/15/24 (b)	1,640	1,706
McDonald's Corp.:
3.7% 1/30/26	3,379	3,467
4.7% 12/9/35	1,744	1,852
MGM Mirage, Inc. 6% 3/15/23	1,630	1,777
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)	865	873
NCL Corp. Ltd. 4.75% 12/15/21(b)	5,000	5,100
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (g)	4,650	5,080
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	355	356
Playa Resorts Holding BV 8% 8/15/20 (b)	90	95
Scientific Games Corp.:
7% 1/1/22 (b)	1,275	1,356
10% 12/1/22	6,840	7,259
Silversea Cruises 7.25% 2/1/25 (b)	745	777
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	1,180	1,221
7.25% 11/30/21 (b)	3,070	3,277
Studio City Finance Ltd. 8.5% 12/1/20 (b)	1,000	1,045
Wynn Macau Ltd. 5.25% 10/15/21 (b)	605	619
		60,390
Household Durables - 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	785	809
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	620	638
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)	925	959
5.75% 10/15/20	4,574	4,711
7% 7/15/24 (b)	1,160	1,248
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	1,395	1,468
William Lyon Homes, Inc.:
5.75% 4/15/19	470	476
5.875% 1/31/25 (b)	1,115	1,116
7% 8/15/22	2,585	2,688
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)	1,350	1,414
		15,527
Internet & Direct Marketing Retail - 0.0%
Netflix, Inc.:
4.375% 11/15/26 (b)	3,415	3,385
5.5% 2/15/22	5,000	5,338
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)	1,185	1,253
6% 4/1/23	2,475	2,617
		12,593
Media - 1.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	1,442	1,736
7.75% 12/1/45	8,012	11,354
Altice SA:
7.625% 2/15/25 (b)	4,905	5,224
7.75% 5/15/22 (b)	10,065	10,707
Altice U.S. Finance SA:
5.375% 7/15/23 (b)	2,375	2,476
7.75% 7/15/25 (b)	3,160	3,500
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,430
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	1,810	1,593
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	15,780
Cable One, Inc. 5.75% 6/15/22 (b)	895	935
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	286
5.625% 2/15/24	670	704
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,645
5.125% 5/1/27 (b)	4,750	4,934
5.25% 3/15/21	3,375	3,468
5.5% 5/1/26 (b)	1,035	1,098
5.75% 9/1/23	945	991
5.75% 1/15/24	4,235	4,445
5.75% 2/15/26 (b)	5,010	5,361
5.875% 5/1/27 (b)	3,385	3,636
Cengage Learning, Inc. 9.5% 6/15/24 (b)	3,725	3,353
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)	325	335
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)	3,345	3,405
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	8,092
4.908% 7/23/25	5,177	5,462
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,307
5.125% 12/15/22	355	366
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	763
7.625% 3/15/20	585	575
Series B, 6.5% 11/15/22	1,455	1,507
7.625% 3/15/20	4,105	4,136
Columbus International, Inc. 7.375% 3/30/21 (b)	7,655	8,146
CSC Holdings, Inc. 5.5% 4/15/27 (b)	8,830	9,084
DISH DBS Corp.:
5% 3/15/23	2,675	2,749
5.875% 7/15/22	2,655	2,847
6.75% 6/1/21	3,515	3,875
Gray Television, Inc. 5.875% 7/15/26 (b)	985	999
Lamar Media Corp.:
5.375% 1/15/24	630	659
5.875% 2/1/22	525	542
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)	5,226	5,121
MDC Partners, Inc. 6.5% 5/1/24 (b)	5,200	5,025
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(g)	15,108	14,957
National CineMedia LLC 6% 4/15/22	2,600	2,688
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(g)	4,185	3,240
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	685	706
Regal Entertainment Group 5.75% 3/15/22	1,230	1,287
Sirius XM Radio, Inc.:
5.375% 4/15/25 (b)	1,490	1,520
5.75% 8/1/21 (b)	2,580	2,688
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,014
4.5% 9/15/42	2,819	2,567
5.5% 9/1/41	2,304	2,382
5.85% 5/1/17	1,621	1,633
6.55% 5/1/37	10,296	11,898
6.75% 7/1/18	1,581	1,678
7.3% 7/1/38	3,823	4,782
8.25% 4/1/19	10,176	11,377
Time Warner, Inc. 2.1% 6/1/19	10,446	10,478
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)	1,340	1,400
Viacom, Inc. 2.5% 9/1/18	714	720
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	1,060	1,102
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	4,820	5,085
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)	1,120	1,138
6% 1/15/27 (b)	4,760	4,778
		248,769
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.75% 2/15/18	400	410
8.125% 10/1/19	2,160	2,300
		2,710
Specialty Retail - 0.0%
Sonic Automotive, Inc.:
5% 5/15/23	195	192
7% 7/15/22	885	925
		1,117
TOTAL CONSUMER DISCRETIONARY		431,279
CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,199
3.3% 2/1/23	15,133	15,449
4.7% 2/1/36	14,328	15,416
4.9% 2/1/46	9,290	10,207
		55,271
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)	5,030	5,039
6.625% 6/15/24 (b)	2,555	2,708
Albertsons, Inc.:
6.625% 6/1/28	2,130	1,933
7.45% 8/1/29	195	192
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(g)	2,440	982
9.25% 2/15/19 (b)	235	198
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	2,730	2,696
CVS Health Corp.:
3.5% 7/20/22	3,373	3,471
3.875% 7/20/25	5,311	5,484
ESAL GmbH 6.25% 2/5/23 (b)	8,595	8,767
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)	775	792
Minerva Luxembourg SA 6.5% 9/20/26 (b)	2,115	2,099
Performance Food Group, Inc. 5.5% 6/1/24 (b)	1,050	1,089
Rite Aid Corp.:
6.875% 12/15/28 (b)(g)	3,505	3,996
7.7% 2/15/27	3,085	3,687
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)	2,955	2,423
U.S. Foods, Inc. 5.875% 6/15/24 (b)	2,005	2,105
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,207
3.3% 11/18/21	3,750	3,833
		54,701
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (b)	417	431
Darling International, Inc. 5.375% 1/15/22	745	774
JBS Investments GmbH 7.25% 4/3/24 (b)	2,225	2,370
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	6,075	6,272
5.875% 7/15/24 (b)	1,370	1,432
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	931
Post Holdings, Inc.:
5.5% 3/1/25 (b)	2,160	2,201
5.75% 3/1/27 (b)	1,675	1,695
7.75% 3/15/24 (b)	6,115	6,788
8% 7/15/25 (b)	555	626
William Wrigley Jr. Co. 2% 10/20/17 (b)	4,607	4,624
		28,144
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,020
4% 1/31/24	3,123	3,295
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	6,420	6,614
4.25% 7/21/25 (b)	6,420	6,666
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,250
3.25% 6/12/20	1,273	1,304
4% 6/12/22	4,375	4,597
4.45% 6/12/25	3,173	3,355
4.85% 9/15/23	7,000	7,605
5.7% 8/15/35	1,646	1,909
5.85% 8/15/45	5,525	6,571
7.25% 6/15/37	6,101	8,135
Vector Group Ltd. 6.125% 2/1/25 (b)	4,285	4,414
		61,735
TOTAL CONSUMER STAPLES		199,851
ENERGY - 2.5%
Energy Equipment & Services - 0.2%
Calfrac Holdings LP 7.5% 12/1/20 (b)	3,625	3,344
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	6,202
6.5% 4/1/20	2,937	3,268
Ensco PLC:
4.5% 10/1/24	1,690	1,453
5.2% 3/15/25	75	66
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	440	440
6% 10/1/22	1,405	1,401
FTS International, Inc. 6.25% 5/1/22	4,410	4,167
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,435	890
Halliburton Co.:
3.8% 11/15/25	3,469	3,563
4.85% 11/15/35	3,029	3,250
5% 11/15/45	4,151	4,509
Hornbeck Offshore Services, Inc.:
5% 3/1/21	25	16
5.875% 4/1/20	2,439	1,622
Noble Holding International Ltd.:
4.625% 3/1/21	301	285
5.25% 3/16/18	470	473
6.05% 3/1/41	80	61
6.2% 8/1/40	810	636
7.2% 4/1/25 (g)	2,995	2,901
7.75% 1/15/24	3,695	3,614
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)	2,355	1,283
Pride International, Inc. 7.875% 8/15/40	2,554	2,375
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,309
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)	730	752
Weatherford International Ltd.:
7.75% 6/15/21	2,420	2,611
9.875% 2/15/24 (b)	3,070	3,546
		54,037
Oil, Gas & Consumable Fuels - 2.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,739
Anadarko Finance Co. 7.5% 5/1/31	5,758	7,391
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,613
5.55% 3/15/26	4,888	5,489
6.6% 3/15/46	6,640	8,316
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)	785	797
Antero Resources Corp.:
5.125% 12/1/22	7,435	7,472
5.625% 6/1/23 (Reg. S)	1,835	1,858
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,830
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (b)	5,000	5,088
BP Capital Markets PLC 4.742% 3/11/21	4,210	4,591
Callon Petroleum Co. 6.125% 10/1/24 (b)	730	761
Canadian Natural Resources Ltd.:
1.75% 1/15/18	2,250	2,251
5.85% 2/1/35	3,450	3,848
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	910	921
Cenovus Energy, Inc. 5.7% 10/15/19	5,158	5,548
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25 (b)	4,515	4,775
Chesapeake Energy Corp.:
4.2718% 4/15/19 (g)	2,150	2,134
4.875% 4/15/22	5,325	4,771
5.75% 3/15/23	1,800	1,638
8% 12/15/22 (b)	6,740	7,128
8% 1/15/25 (b)	8,860	8,794
Citgo Holding, Inc. 10.75% 2/15/20 (b)	2,315	2,512
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,220
3.3% 6/1/20	5,938	6,051
4.5% 6/1/25	1,813	1,924
Concho Resources, Inc.:
5.5% 10/1/22	1,090	1,128
5.5% 4/1/23	750	776
CONSOL Energy, Inc. 8% 4/1/23	5,000	5,213
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,193
DCP Midstream LLC:
4.75% 9/30/21 (b)	5,634	5,817
5.35% 3/15/20 (b)	5,174	5,420
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,677
2.7% 4/1/19	4,139	4,108
3.875% 3/15/23	2,327	2,246
4.95% 4/1/22	1,048	1,085
5.6% 4/1/44	1,686	1,551
Denbury Resources, Inc. 4.625% 7/15/23	4,625	3,608
Duke Energy Field Services 6.45% 11/3/36 (b)	3,753	3,856
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,267
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	4,545	4,664
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,656	1,643
3.9% 5/15/24 (g)	1,746	1,709
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,923
4.375% 10/15/20	4,351	4,586
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,470
5.5% 12/1/46	2,759	2,989
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)	990	1,049
Gibson Energy, Inc. 6.75% 7/15/21 (b)	160	166
Global Partners LP/GLP Finance Corp. 7% 6/15/23	570	567
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (b)	6,625	6,575
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	4,420	3,801
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,167
3.5% 3/1/21	2,994	3,056
6.55% 9/15/40	674	764
Kinder Morgan, Inc. 5% 2/15/21 (b)	3,749	4,032
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (h)	3,390	1,648
6.5% 9/15/21 (h)	720	338
7.75% 2/1/21 (h)	20	9
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,457
Motiva Enterprises LLC 5.75% 1/15/20 (b)	3,614	3,901
Murphy Oil Corp. 6.875% 8/15/24	550	589
Nakilat, Inc. 6.067% 12/31/33 (b)	1,839	2,131
Nexen, Inc. 6.2% 7/30/19	1,865	2,031
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	4,129
Oasis Petroleum, Inc. 6.875% 3/15/22	595	605
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (b)	2,595	2,634
6.25% 6/1/24 (b)	4,225	4,439
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	2,850	2,864
Peabody Securities Finance Corp.:
6% 3/31/22 (b)	545	556
6.375% 3/31/25 (b)	680	694
Pemex Project Funding Master Trust 5.75% 3/1/18	6,634	6,874
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,384
5.625% 5/20/43	11,155	8,896
7.25% 3/17/44	28,868	27,869
Petrobras International Finance Co. Ltd. 5.375% 1/27/21	10,725	10,846
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,225
3.5% 7/23/20	7,125	7,187
3.5% 1/30/23	4,530	4,308
4.5% 1/23/26	6,398	6,030
4.625% 9/21/23	10,200	10,220
4.875% 1/24/22	2,315	2,361
4.875% 1/18/24	5,974	5,997
5.375% 3/13/22 (b)	3,625	3,792
5.5% 1/21/21	12,842	13,571
5.5% 6/27/44	7,252	6,237
5.625% 1/23/46	6,203	5,389
6% 3/5/20	4,075	4,375
6.375% 1/23/45	13,324	12,678
6.5% 6/2/41	7,783	7,529
6.75% 9/21/47	14,484	14,339
6.875% 8/4/26	12,000	13,149
8% 5/3/19	3,283	3,636
Phillips 66 Co.:
2.95% 5/1/17	1,527	1,531
4.3% 4/1/22	5,338	5,720
Phillips 66 Partners LP 2.646% 2/15/20	527	528
Range Resources Corp. 4.875% 5/15/25	1,040	984
Rice Energy, Inc.:
6.25% 5/1/22	2,320	2,371
7.25% 5/1/23	1,030	1,089
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	624
Sabine Pass Liquefaction LLC:
5.625% 3/1/25	3,130	3,435
5.75% 5/15/24	8,830	9,773
5.875% 6/30/26 (b)	3,780	4,240
SemGroup Corp. 7.5% 6/15/21	2,610	2,727
Shell International Finance BV 4.375% 5/11/45	6,392	6,615
SM Energy Co.:
5% 1/15/24	1,585	1,486
5.625% 6/1/25	1,670	1,580
6.125% 11/15/22	4,030	4,060
6.5% 11/15/21	745	762
6.5% 1/1/23	80	80
6.75% 9/15/26	805	819
Southeast Supply Header LLC 4.25% 6/15/24 (b)	4,893	4,858
Southwestern Energy Co.:
5.8% 1/23/20 (g)	4,519	4,474
6.7% 1/23/25 (g)	3,470	3,331
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,009
Spectra Energy Partners LP 4.6% 6/15/21	1,296	1,377
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,191
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	6,670	6,720
6.25% 4/15/21	2,710	2,751
6.375% 4/1/23	965	975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (b)	1,025	1,066
5.375% 2/1/27 (b)	1,025	1,069
6.375% 8/1/22	570	589
6.75% 3/15/24	7,000	7,648
Teekay Corp. 8.5% 1/15/20	3,595	3,595
Teine Energy Ltd. 6.875% 9/30/22 (b)	5,104	5,308
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	235	242
6.125% 10/15/21	700	731
6.25% 10/15/22	2,750	2,943
6.375% 5/1/24	1,185	1,288
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,064
4.55% 6/24/24	19,902	20,201
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,717
5.375% 6/1/21	10,596	11,500
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	635
Western Refining, Inc. 6.25% 4/1/21	550	569
Williams Partners LP:
3.6% 3/15/22	5,146	5,237
3.9% 1/15/25	1,767	1,774
4% 11/15/21	2,349	2,441
4.3% 3/4/24	4,038	4,180
4.5% 11/15/23	2,564	2,694
WPX Energy, Inc.:
5.25% 9/15/24	1,975	1,928
6% 1/15/22	2,565	2,620
7.5% 8/1/20	1,140	1,228
8.25% 8/1/23	1,715	1,921
		585,781
TOTAL ENERGY		639,818
FINANCIALS - 5.7%
Banks - 2.5%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)	21,750	22,138
5.5% 7/12/20 (b)	16,673	17,682
5.75% 9/26/23 (b)	5,082	5,336
6.369% 6/16/18 (b)	10,462	10,971
6.5% 6/10/19 (b)	1,763	1,887
Bank of America Corp.:
2.6% 1/15/19	66,110	66,927
2.65% 4/1/19	28,149	28,519
3.5% 4/19/26	7,374	7,315
3.875% 8/1/25	7,638	7,806
3.95% 4/21/25	5,678	5,699
4.2% 8/26/24	9,221	9,516
4.25% 10/22/26	5,465	5,570
5.75% 12/1/17	6,075	6,265
Barclays PLC:
2.75% 11/8/19	4,598	4,634
4.375% 1/12/26	8,817	8,980
BB&T Corp. 3.95% 3/22/22	1,495	1,569
CIT Group, Inc.:
5% 8/15/22	4,195	4,447
5% 8/1/23	2,755	2,913
5.25% 3/15/18	3,215	3,322
5.5% 2/15/19 (b)	5,285	5,569
Citigroup, Inc.:
1.75% 5/1/18	18,342	18,346
1.85% 11/24/17	30,961	31,072
2.4% 2/18/20	10,000	10,031
2.5% 7/29/19	32,442	32,754
2.55% 4/8/19	14,645	14,806
4.05% 7/30/22	14,700	15,355
4.3% 11/20/26	12,000	12,214
Citizens Bank NA 2.55% 5/13/21	2,268	2,262
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)	6,650	6,834
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,403
3.75% 3/26/25	6,420	6,321
3.8% 9/15/22	9,940	10,045
3.8% 6/9/23	12,454	12,466
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,290
Discover Bank 7% 4/15/20	3,075	3,420
Fifth Third Bancorp:
3.5% 3/15/22	529	545
4.5% 6/1/18	418	432
HBOS PLC 6.75% 5/21/18 (b)	408	429
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,952
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,946
Huntington National Bank:
2% 6/30/18	13,000	13,024
2.2% 4/1/19	2,700	2,704
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	4,062	3,821
5.71% 1/15/26 (b)	9,946	9,603
JPMorgan Chase & Co.:
2.95% 10/1/26	5,689	5,443
3.875% 9/10/24	12,321	12,554
4.125% 12/15/26	53,232	54,538
KeyCorp. 5.1% 3/24/21	519	568
Rabobank Nederland 4.375% 8/4/25	9,821	10,018
Regions Bank 6.45% 6/26/37	10,147	11,559
Regions Financial Corp. 3.2% 2/8/21	4,117	4,195
Royal Bank of Canada 4.65% 1/27/26	3,011	3,206
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	49,264	49,863
6% 12/19/23	13,834	14,690
6.1% 6/10/23	7,367	7,820
6.125% 12/15/22	35,362	37,593
SunTrust Banks, Inc. 2.35% 11/1/18	2,500	2,520
		661,707
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	7,058
4.25% 2/15/24	2,760	2,842
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	8,000	7,850
Credit Suisse AG 6% 2/15/18	12,547	13,036
Deutsche Bank AG 4.5% 4/1/25	14,192	13,591
Deutsche Bank AG London Branch 2.85% 5/10/19	13,520	13,589
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,036
2.375% 1/22/18	10,000	10,075
2.55% 10/23/19	70,000	70,730
2.6% 4/23/20	1,300	1,308
2.625% 1/31/19	25,103	25,411
3.75% 2/25/26	15,000	15,179
5.95% 1/18/18	4,242	4,403
6.15% 4/1/18	3,466	3,630
Lazard Group LLC 4.25% 11/14/20	4,447	4,669
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,308
Morgan Stanley:
1.875% 1/5/18	13,596	13,640
2.125% 4/25/18	16,388	16,477
2.5% 1/24/19	97,536	98,449
4.875% 11/1/22	7,232	7,794
5.625% 9/23/19	453	491
5.95% 12/28/17	250	259
MSCI, Inc. 5.75% 8/15/25 (b)	870	927
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	7,000	6,984
Thomson Reuters Corp. 3.85% 9/29/24	4,335	4,445
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,821
UBS Group Funding Ltd. 4.125% 9/24/25 (b)	7,279	7,420
		381,422
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	2,254	2,287
3.75% 5/15/19	2,125	2,192
Ally Financial, Inc.:
4.625% 5/19/22	1,365	1,420
4.75% 9/10/18	2,295	2,372
5.75% 11/20/25	8,715	9,205
6.25% 12/1/17	1,800	1,862
8% 12/31/18	19,035	20,903
8% 11/1/31	15,256	18,765
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,507
Discover Financial Services:
3.85% 11/21/22	1,983	2,024
3.95% 11/6/24	15,000	15,089
5.2% 4/27/22	2,146	2,333
6.45% 6/12/17	10,512	10,648
Ford Motor Credit Co. LLC:
1.461% 3/27/17	32,000	32,010
2.375% 3/12/19	17,400	17,476
2.875% 10/1/18	8,500	8,620
3% 6/12/17	5,430	5,455
5% 5/15/18	8,500	8,820
5.875% 8/2/21	10,438	11,670
General Motors Acceptance Corp. 8% 11/1/31	6,130	7,540
Hyundai Capital America:
2.125% 10/2/17 (b)	2,063	2,068
2.55% 2/6/19 (b)	5,366	5,390
2.875% 8/9/18 (b)	2,511	2,538
Intelsat Connect Finance SA 12.5% 4/1/22 (b)	1,938	1,691
Navient Corp. 5.875% 10/25/24	7,190	6,741
SLM Corp.:
4.875% 6/17/19	5,955	6,074
5.5% 1/15/19	2,150	2,220
5.5% 1/25/23	3,410	3,265
6.125% 3/25/24	4,710	4,510
8% 3/25/20	5,930	6,433
8.45% 6/15/18	2,980	3,185
Synchrony Financial:
1.875% 8/15/17	1,300	1,301
3% 8/15/19	1,910	1,939
3.75% 8/15/21	7,084	7,298
4.25% 8/15/24	2,903	3,005
		242,856
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	8,165
3.875% 8/15/22	3,136	3,216
4.125% 6/15/26	2,949	2,993
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	1,110	1,188
Herc Rentals, Inc.:
7.5% 6/1/22 (b)	1,250	1,350
7.75% 6/1/24 (b)	1,250	1,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,317
5.875% 2/1/22	2,725	2,783
6% 8/1/20	2,230	2,319
6.25% 2/1/22 (b)	860	888
6.75% 2/1/24 (b)	1,565	1,624
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	5,380	5,669
Park Aerospace Holdings Ltd.:
5.25% 8/15/22 (b)	1,575	1,642
5.5% 2/15/24 (b)	1,575	1,646
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (b)	1,625	1,631
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)	3,080	3,511
		42,317
Insurance - 0.6%
AIA Group Ltd. 2.25% 3/11/19 (b)	1,203	1,205
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)	3,180	3,355
American International Group, Inc.:
3.3% 3/1/21	3,455	3,541
3.75% 7/10/25	11,144	11,221
4.875% 6/1/22	10,692	11,606
5.85% 1/16/18	12,000	12,436
Aon Corp. 5% 9/30/20	107	116
Five Corners Funding Trust 4.419% 11/15/23 (b)	8,055	8,565
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (b)(g)	2,008	1,787
Hartford Financial Services Group, Inc. 5.375% 3/15/17	595	596
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	1,675	1,771
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (b)	2,655	2,790
5% 6/1/21 (b)	6,063	6,588
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,740
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)	7,265	6,962
Metropolitan Life Global Funding I 1.875% 6/22/18 (b)	6,476	6,510
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	3,585	4,566
Pacific Life Insurance Co. 9.25% 6/15/39 (b)	3,048	4,724
Pacific LifeCorp:
5.125% 1/30/43 (b)	6,960	7,325
6% 2/10/20 (b)	9,150	9,951
Prudential Financial, Inc.:
2.3% 8/15/18	783	789
4.5% 11/16/21	1,461	1,584
7.375% 6/15/19	1,880	2,106
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	6,853	7,518
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)	1,569	1,599
4.125% 11/1/24 (b)	2,275	2,343
Unum Group:
3.875% 11/5/25	6,934	6,902
5.625% 9/15/20	2,879	3,159
5.75% 8/15/42	10,079	11,377
		146,732
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)	10,685	11,687
TOTAL FINANCIALS		1,486,721
HEALTH CARE - 1.0%
Biotechnology - 0.1%
AbbVie, Inc. 3.6% 5/14/25	6,397	6,369
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	1,225	1,182
Amgen, Inc. 1.25% 5/22/17	11,041	11,043
		18,594
Health Care Equipment & Supplies - 0.0%
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)	3,935	3,512
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. 6.875% 2/1/22	7,985	7,007
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,329
5.75% 8/15/22	1,215	1,267
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,832
4.25% 10/15/19	3,850	4,004
4.75% 5/1/23	305	320
5.375% 2/1/25	9,835	10,290
5.875% 3/15/22	365	403
5.875% 5/1/23	2,555	2,779
5.875% 2/15/26	5,470	5,867
6.25% 2/15/21	1,415	1,541
6.5% 2/15/20	13,898	15,257
7.5% 2/15/22	3,250	3,750
HealthSouth Corp.:
5.125% 3/15/23	800	800
5.75% 11/1/24	5,295	5,401
5.75% 9/15/25	6,165	6,242
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,909
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	648
Tenet Healthcare Corp.:
5% 3/1/19 (g)	16,690	16,701
6.75% 6/15/23	10,455	10,364
7.5% 1/1/22 (b)	1,030	1,115
8% 8/1/20	6,000	6,135
8.125% 4/1/22	7,250	7,594
Vizient, Inc. 10.375% 3/1/24 (b)	2,055	2,353
WellPoint, Inc. 1.875% 1/15/18	161	161
		126,069
Health Care Technology - 0.0%
Change Healthcare Holdings LLC / 5.75% 3/1/25 (b)	1,965	2,029
IMS Health, Inc. 5% 10/15/26 (b)	2,120	2,152
		4,181
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 2.4% 2/1/19	945	954
Pharmaceuticals - 0.4%
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,934
2.45% 6/15/19	3,241	3,260
3% 3/12/20	5,472	5,571
3.45% 3/15/22	9,527	9,732
Forest Laboratories, Inc. 4.375% 2/1/19 (b)	2,160	2,240
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (b)	3,675	3,898
Mylan N.V.:
2.5% 6/7/19	5,474	5,475
3.15% 6/15/21	7,274	7,276
3.95% 6/15/26	3,535	3,452
Perrigo Co. PLC 2.3% 11/8/18	1,537	1,539
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,353
3.9% 12/15/24	2,011	2,008
4.9% 12/15/44	883	864
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,942
2.8% 7/21/23	3,674	3,471
3.15% 10/1/26	4,374	4,048
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	6,565	5,884
5.5% 3/1/23 (b)	3,325	2,681
5.875% 5/15/23 (b)	6,695	5,448
6.125% 4/15/25 (b)	12,070	9,611
6.75% 8/15/18 (b)	3,620	3,566
7.5% 7/15/21 (b)	4,035	3,707
Zoetis, Inc. 1.875% 2/1/18	898	900
		101,860
TOTAL HEALTH CARE		255,170
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (b)	3,650	3,993
TransDigm, Inc.:
6% 7/15/22	1,155	1,186
6.375% 6/15/26	1,890	1,909
		7,088
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	1	1
9.798% 4/1/21	1,578	1,744
6.125% 4/29/18	415	433
6.648% 3/15/19	557	560
6.9% 7/2/19	43	44
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	266	271
8.36% 1/20/19	334	347
		3,400
Building Products - 0.1%
Builders FirstSource, Inc.:
5.625% 9/1/24 (b)	3,265	3,359
10.75% 8/15/23 (b)	5,000	5,800
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)	1,800	2,043
HD Supply, Inc.:
5.25% 12/15/21 (b)	1,985	2,094
5.75% 4/15/24 (b)	3,090	3,268
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)	510	491
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)	1,195	1,216
6.125% 4/1/25 (b)	835	850
USG Corp. 8.25% 1/15/18 (g)	975	1,024
		20,145
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19	2,919	3,003
7.875% 12/1/22	10,170	11,009
7.875% 12/1/22 (b)	4,135	4,476
8.75% 12/1/20	23,130	23,940
Cenveo Corp. 6% 8/1/19 (b)	730	621
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,912
6.375% 10/1/22	3,265	3,367
7.25% 12/1/20	775	796
Garda World Security Corp.:
7.25% 11/15/21 (b)	3,430	3,284
7.25% 11/15/21 (b)	525	501
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)	1,215	1,255
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	215	224
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	545	561
Tervita Escrow Corp. 7.625% 12/1/21 (b)	945	988
TMS International Corp. 7.625% 10/15/21 (b)	255	256
		57,193
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	475	485
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,493
Schaeffler Finance BV 4.25% 5/15/21 (b)	1,760	1,796
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	950	665
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	60	64
		4,503
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,090	1,876
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	3,065	2,314
8.125% 2/15/19	975	825
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	700	665
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (h)	755	151
		5,831
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,507
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)	1,245	1,043
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,768
2.125% 1/15/20	10,000	9,891
2.625% 9/4/18	6,100	6,159
3.375% 6/1/21	3,689	3,767
3.75% 2/1/22	6,505	6,713
3.875% 4/1/21	5,301	5,500
4.25% 9/15/24	4,566	4,735
4.75% 3/1/20	4,617	4,902
Aircastle Ltd. 5.5% 2/15/22	1,340	1,446
Ashtead Capital, Inc. 5.625% 10/1/24 (b)	1,825	1,935
International Lease Finance Corp.:
5.875% 8/15/22	4,385	4,949
7.125% 9/1/18 (b)	5,560	5,977
8.625% 1/15/22	3,910	4,841
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,252
5.5% 7/15/25	975	1,029
5.5% 5/15/27	1,310	1,339
		67,203
TOTAL INDUSTRIALS		168,913
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,856
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	6,123
6.5% 1/15/28	1,110	1,232
		13,211
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	744
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)	13,573	13,875
5.875% 6/15/21 (b)	1,790	1,894
7.125% 6/15/24 (b)	1,740	1,923
Micron Technology, Inc. 7.5% 9/15/23 (b)	1,750	1,951
Sanmina Corp. 4.375% 6/1/19 (b)	1,295	1,331
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,096
6.55% 10/1/17	815	839
		23,653
Internet Software & Services - 0.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)	7,035	7,651
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	934
VeriSign, Inc. 4.625% 5/1/23	1,225	1,250
		9,835
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,768
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (b)	365	381
Micron Technology, Inc.:
5.25% 1/15/24 (b)	2,494	2,525
5.5% 2/1/25	1,695	1,750
NXP BV/NXP Funding LLC 5.75% 2/15/21 (b)	1,595	1,642
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)	2,675	2,882
		9,180
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)	1,255	1,364
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)	2,485	2,702
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)	725	761
Open Text Corp. 5.875% 6/1/26 (b)	5,700	5,985
Parametric Technology Corp. 6% 5/15/24	585	624
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (b)	4,500	4,860
		16,296
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (g)	1,704	1,780
Western Digital Corp. 10.5% 4/1/24	2,750	3,218
Xerox Corp. 2.95% 3/15/17	947	948
		5,946
TOTAL INFORMATION TECHNOLOGY		79,889
MATERIALS - 0.4%
Chemicals - 0.1%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	6,153	6,430
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	4,861
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (h)	3,680	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)	4,355	4,551
10.375% 5/1/21 (b)	480	539
The Chemours Co. LLC:
6.625% 5/15/23	1,260	1,337
7% 5/15/25	825	896
Tronox Finance LLC 6.375% 8/15/20	3,365	3,424
		22,038
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (b)	1,380	1,421
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(g)	405	415
U.S. Concrete, Inc. 6.375% 6/1/24 (b)	1,255	1,327
		3,163
Containers & Packaging - 0.1%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (b)	1,615	1,686
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (b)	3,030	3,113
6.25% 1/31/19 (b)	680	691
6.75% 1/31/21 (b)	785	814
7.25% 5/15/24 (b)	3,410	3,717
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	2,135	2,204
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)	810	828
Owens-Illinois, Inc. 7.8% 5/15/18	350	371
Sealed Air Corp. 6.5% 12/1/20 (b)	1,065	1,198
		14,622
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(g)	2,727	2,989
6.75% 10/19/75 (b)(g)	6,773	7,742
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)	585	623
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)	7,189	7,554
4.5% 8/13/23 (Reg. S)	8,600	9,267
4.875% 11/4/44 (b)	1,735	1,783
4.875% 11/4/44 (Reg. S)	4,000	4,111
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	860	882
7% 2/15/21 (b)	2,255	2,335
7.25% 5/15/22 (b)	1,015	1,049
Freeport-McMoRan, Inc.:
6.5% 11/15/20 (b)	395	406
6.625% 5/1/21 (b)	395	403
6.75% 2/1/22 (b)	3,225	3,354
6.875% 2/15/23 (b)	6,818	7,193
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)	1,085	1,210
Murray Energy Corp. 11.25% 4/15/21 (b)	830	652
New Gold, Inc.:
6.25% 11/15/22 (b)	615	623
7% 4/15/20 (b)	345	351
Novelis Corp. 5.875% 9/30/26 (b)	2,150	2,212
Walter Energy, Inc. 9.5% 10/15/19 (b)(h)	800	0
		54,739
TOTAL MATERIALS		94,562
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,152
4.6% 4/1/22	2,000	2,133
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,612
American Tower Corp. 2.8% 6/1/20	6,000	6,021
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,544
Camden Property Trust 2.95% 12/15/22	2,154	2,120
CommonWealth REIT 5.875% 9/15/20	991	1,064
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,035
3.7% 6/15/21	3,614	3,698
5% 7/1/25	3,069	3,204
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	211
DDR Corp.:
3.625% 2/1/25	3,010	2,920
4.25% 2/1/26	2,564	2,574
4.625% 7/15/22	3,877	4,090
4.75% 4/15/18	4,595	4,708
7.5% 4/1/17	4,966	4,989
Duke Realty LP:
3.25% 6/30/26	1,061	1,035
3.625% 4/15/23	2,844	2,886
3.75% 12/1/24	2,012	2,058
3.875% 10/15/22	4,799	5,015
4.375% 6/15/22	3,202	3,423
6.75% 3/15/20	1,161	1,300
Equity One, Inc. 3.75% 11/15/22	7,300	7,479
ERP Operating LP 5.75% 6/15/17	637	645
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,522
HCP, Inc.:
3.15% 8/1/22	8,000	7,972
3.875% 8/15/24	11,000	11,146
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,385
4% 6/1/25	4,568	4,690
4.125% 4/1/19	11,300	11,727
4.7% 9/15/17	744	756
HRPT Properties Trust 6.65% 1/15/18	490	499
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,887
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	710	717
6.375% 3/1/24	1,545	1,649
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,877
4.5% 1/15/25	1,769	1,770
4.5% 4/1/27	21,587	21,441
4.95% 4/1/24	1,785	1,844
5.25% 1/15/26	7,807	8,175
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,201
5% 12/15/23	980	1,005
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,105
WP Carey, Inc. 4% 2/1/25	7,547	7,466
		179,750
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,502
4.1% 10/1/24	5,444	5,458
4.55% 10/1/29	5,444	5,464
4.95% 4/15/18	4,256	4,383
5.7% 5/1/17	268	270
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,971
3.95% 7/1/22	4,464	4,648
4.75% 10/1/25	4,899	5,164
5.25% 3/15/21	2,876	3,125
Essex Portfolio LP 5.5% 3/15/17	3,414	3,419
Howard Hughes Corp. 6.875% 10/1/21 (b)	1,690	1,777
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	829
Liberty Property LP:
3.25% 10/1/26	2,723	2,629
3.375% 6/15/23	2,951	2,955
4.125% 6/15/22	2,746	2,879
4.75% 10/1/20	6,595	7,025
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,043
3.15% 5/15/23	6,708	6,297
4.5% 4/18/22	1,689	1,715
Mattamy Group Corp. 6.875% 12/15/23 (b)	660	690
Mid-America Apartments LP:
4% 11/15/25	1,682	1,720
4.3% 10/15/23	1,086	1,139
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,191
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)	1,760	1,822
Tanger Properties LP:
3.125% 9/1/26	3,612	3,444
3.75% 12/1/24	3,781	3,804
3.875% 12/1/23	2,341	2,394
6.125% 6/1/20	7,035	7,765
Ventas Realty LP:
1.25% 4/17/17	2,655	2,655
3.125% 6/15/23	1,874	1,845
3.5% 2/1/25	2,295	2,254
4.125% 1/15/26	2,088	2,131
4.375% 2/1/45	1,098	1,035
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,622
4% 4/30/19	1,771	1,837
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	492
		115,393
TOTAL REAL ESTATE		295,143
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
Altice Financing SA:
6.5% 1/15/22 (b)	2,300	2,406
6.625% 2/15/23 (b)	2,620	2,758
7.5% 5/15/26 (b)	3,625	3,892
Altice Finco SA:
7.625% 2/15/25 (b)	4,785	4,952
8.125% 1/15/24 (b)	574	616
AT&T, Inc.:
2.45% 6/30/20	4,383	4,390
3.6% 2/17/23	9,655	9,743
4.8% 6/15/44	5,277	4,980
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	84
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,908
CenturyLink, Inc.:
5.15% 6/15/17	440	443
6% 4/1/17	3,101	3,109
6.15% 9/15/19	3,331	3,556
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	1,340	1,392
Frontier Communications Corp.:
8.875% 9/15/20	850	901
10.5% 9/15/22	1,400	1,456
GCI, Inc. 6.875% 4/15/25	1,350	1,401
Intelsat Luxembourg SA:
7.75% 6/1/21	990	557
8.125% 6/1/23	570	308
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,342
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,188
6.125% 1/15/21	1,405	1,456
Sable International Finance Ltd. 6.875% 8/1/22 (b)	1,915	2,068
SFR Group SA:
6% 5/15/22 (b)	6,815	7,068
6.25% 5/15/24 (b)	660	670
7.375% 5/1/26 (b)	6,280	6,508
Sprint Capital Corp.:
6.875% 11/15/28	7,345	7,832
6.9% 5/1/19	3,975	4,235
8.75% 3/15/32	7,225	8,670
Verizon Communications, Inc.:
2.625% 2/21/20	8,000	8,101
4.5% 9/15/20	38,502	41,064
5.012% 4/15/49 (b)	4,497	4,413
5.012% 8/21/54	19,396	18,770
		163,237
Wireless Telecommunication Services - 0.4%
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	1,904
7.5% 4/1/21	3,895	3,564
8% 2/15/24 (b)	5,660	6,141
Neptune Finco Corp.:
6.625% 10/15/25 (b)	1,460	1,611
10.125% 1/15/23 (b)	7,200	8,334
10.875% 10/15/25 (b)	4,485	5,404
Sprint Communications, Inc.:
6% 11/15/22	13,720	14,199
8.375% 8/15/17	4,665	4,793
9% 11/15/18 (b)	6,595	7,213
Sprint Corp.:
7.125% 6/15/24	5,215	5,631
7.25% 9/15/21	2,830	3,085
7.625% 2/15/25	775	864
7.875% 9/15/23	6,615	7,359
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	695	703
6% 3/1/23	2,590	2,739
6% 4/15/24	2,980	3,181
6.25% 4/1/21	565	583
6.464% 4/28/19	420	423
6.5% 1/15/24	7,235	7,774
6.5% 1/15/26	2,425	2,664
6.542% 4/28/20	1,475	1,516
6.625% 4/1/23	15,005	15,943
6.731% 4/28/22	985	1,024
6.836% 4/28/23	385	411
		107,063
TOTAL TELECOMMUNICATION SERVICES		270,300
UTILITIES - 1.1%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	4,026	4,083
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)	3,934	4,400
6.4% 9/15/20 (b)	10,769	12,042
Edison International 3.75% 9/15/17	3,355	3,393
Eversource Energy 1.45% 5/1/18	1,511	1,506
Exelon Corp. 3.95% 6/15/25	5,966	6,148
FirstEnergy Corp.:
2.75% 3/15/18	10,020	10,108
4.25% 3/15/23	23,348	24,346
7.375% 11/15/31	16,161	21,299
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	3,686
InterGen NV 7% 6/30/23 (b)	9,075	8,258
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,457	10,640
LG&E and KU Energy LLC 3.75% 11/15/20	745	774
Nevada Power Co.:
6.5% 5/15/18	5,100	5,402
6.5% 8/1/18	1,191	1,271
NRG Yield Operating LLC 5% 9/15/26 (b)	3,065	3,004
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	4,312	4,673
NV Energy, Inc. 6.25% 11/15/20	1,666	1,881
Pennsylvania Electric Co. 6.05% 9/1/17	450	459
PG&E Corp. 2.4% 3/1/19	791	797
Progress Energy, Inc. 4.4% 1/15/21	336	358
RJS Power Holdings LLC 4.625% 7/15/19 (b)(g)	2,150	2,091
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,169
West Penn Power Co. 5.95% 12/15/17 (b)	10,500	10,838
		143,626
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)(g)	260	261
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,859
Texas Eastern Transmission LP 6% 9/15/17 (b)	948	969
		3,089
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.:
5.25% 6/1/26 (b)	6,000	6,090
5.375% 1/15/23	1,475	1,490
5.75% 1/15/25	635	629
6% 1/15/22 (b)	1,115	1,169
7.875% 1/15/23 (b)	1,601	1,666
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,485	5,842
Dynegy, Inc.:
5.875% 6/1/23	635	575
7.375% 11/1/22	5,230	5,138
7.625% 11/1/24	5,955	5,657
8% 1/15/25 (b)	1,280	1,216
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,739
2.7% 6/15/21	1,715	1,706
3.55% 6/15/26	2,743	2,708
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (h)	11,999	15,839
12.25% 3/1/22 (b)(g)(h)	15,373	21,406
NRG Energy, Inc.:
6.625% 3/15/23	5,775	5,847
6.625% 1/15/27 (b)	4,390	4,313
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	855	877
PPL Energy Supply LLC 6.5% 6/1/25	1,100	902
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(g)	11,585	11,990
6.625% 6/15/25 (b)(g)	1,200	1,260
TXU Corp.:
5.55% 11/15/14 (h)	61	9
6.5% 11/15/24 (h)	3,550	533
6.55% 11/15/34(h)	7,200	1,080
		99,681
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3.2982% 9/30/66 (g)	19,347	15,785
3.8232% 6/30/66 (g)	2,474	2,270
NiSource Finance Corp.:
5.45% 9/15/20	5,259	5,770
6.4% 3/15/18	983	1,030
6.8% 1/15/19	2,710	2,943
Puget Energy, Inc. 6% 9/1/21	691	773
Sempra Energy 6% 10/15/39	5,386	6,616
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,876	3,532
		38,719
TOTAL UTILITIES		285,115

TOTAL NONCONVERTIBLE BONDS		4,206,761

TOTAL CORPORATE BONDS
(Cost $4,083,000)		4,209,534

U.S. Government and Government Agency Obligations - 5.7%
U.S. Treasury Inflation-Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$80,385	$83,070
1.375% 2/15/44	72,989	81,837
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	76,206	78,121

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		243,028

U.S. Treasury Obligations - 4.8%
U.S. Treasury Bonds:
2.875% 11/15/46	5,000	4,906
3% 11/15/45	278,613	279,788
U.S. Treasury Notes:
1.25% 10/31/21	353,961	343,978
1.375% 9/30/23	8,500	8,094
1.625% 6/30/20	60,496	60,541
1.625% 5/15/26	95,820	89,929
2% 9/30/20	159,238	161,148
2% 8/15/25	154,514	150,555
2% 11/15/26	47,582	46,028
2.125% 2/29/24	47,997	47,795
2.25% 1/31/24	40,119	40,290

TOTAL U.S. TREASURY OBLIGATIONS		1,233,052

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,498,254)		1,476,080

U.S. Government Agency - Mortgage Securities - 0.5%
Fannie Mae - 0.2%
2.5% 1/1/43 to 4/1/43	838	802
2.802% 6/1/36 (g)	94	98
3% 12/1/30 to 8/1/31	2,441	2,514
3% 3/1/47 (i)	11,900	11,817
3.14% 7/1/37 (g)	186	198
3.5% 11/1/25 to 12/1/45	6,086	6,368
4% 11/1/31	1,403	1,493
4% 2/1/47	1,602	1,694
4% 3/1/47 (i)	900	946
4% 3/1/47 (i)	1,200	1,261
4.5% 11/1/19 to 8/1/44	5,565	5,989
5% 6/1/39 to 10/1/41	3,325	3,661
5.5% 4/1/39	117	133
6% 7/1/35 to 8/1/37	1,907	2,170
6.5% 7/1/32 to 8/1/36	335	385

TOTAL FANNIE MAE		39,529

Freddie Mac - 0.3%
2.5% 7/1/31	347	349
3% 2/1/31 to 6/1/31	2,511	2,587
3% 3/1/47 (i)	11,900	11,806
3% 3/1/47 (i)	11,900	11,806
3.5% 6/1/32 to 5/1/46	15,436	15,935
3.887% 10/1/35 (g)	91	97
4% 6/1/24 to 2/1/46	11,582	12,225
4.5% 3/1/41 to 4/1/41	5,032	5,426
5% 3/1/19 to 7/1/41	1,866	2,042
5.5% 1/1/38 to 6/1/41	5,384	6,036
6% 7/1/37 to 8/1/37	155	175
6.5% 3/1/36	1,308	1,500

TOTAL FREDDIE MAC		69,984

Ginnie Mae - 0.0%
4% 8/15/39 to 5/15/43	3,645	3,894
4% 3/1/47 (i)	1,000	1,058
4% 3/1/47 (i)	1,030	1,090
4.5% 4/20/41	1,584	1,711
5% 2/15/39 to 5/15/39	479	533
5.5% 12/15/38 to 9/15/39	613	696

TOTAL GINNIE MAE		8,982

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $118,420)		118,495

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (g)	$504	$484
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (g)	162	160
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (g)	29	28
Series 2004-R2 Class M3, 1.6033% 4/25/34 (g)	68	58
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (g)	36	35
Series 2004-W11 Class M2, 1.8283% 11/25/34 (g)	391	389
Series 2004-W7 Class M1, 1.6033% 5/25/34 (g)	923	891
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (g)	837	292
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.5961% 4/25/34 (g)	1,119	1,023
Series 2006-HE2 Class M1, 1.1411% 3/25/36 (g)	12	0
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	13,406	13,458
Class AA, 2.487% 12/16/41 (b)	3,372	3,325
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	7,803	7,800
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (g)	1,368	1,024
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 2.2333% 4/25/34 (g)	42	39
Series 2004-4 Class M2, 1.5733% 6/25/34 (g)	63	61
Series 2004-7 Class AF5, 5.868% 1/25/35	816	833
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (g)	30	26
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (g)	182	173
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.5961% 3/25/34 (g)	2	2
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5061% 1/25/35 (g)	720	668
Class M4, 1.7911% 1/25/35 (g)	264	138
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (b)(g)	1,251	1,053
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (b)(g)	298	283
Class B, 1.05% 11/15/34 (b)(g)	108	100
Class C, 1.15% 11/15/34 (b)(g)	179	165
Class D, 1.52% 11/15/34 (b)(g)	68	62
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (g)	162	153
Series 2003-3 Class M1, 2.0611% 8/25/33 (g)	284	277
Series 2003-5 Class A2, 1.4711% 12/25/33 (g)	25	24
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (g)	1,137	819
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (g)	2,016	1,045
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (g)	200	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (g)	65	57
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (g)	120	115
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (g)	2	1
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (g)	937	907
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (g)	44	40
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (g)	131	122
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (g)	107	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (g)	1,083	1,032
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (g)	389	376
Class M4, 2.9461% 9/25/34 (g)	519	331
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (g)	1,120	1,062
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (g)	4	4
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (g)	422	404
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (g)	226	224
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (g)	27	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (g)	22	21
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (b)(g)	1,467	711
TOTAL ASSET-BACKED SECURITIES
(Cost $34,867)		40,327

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.3311% 1/25/35 (g)	524	518
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (g)	307	304
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.012% 8/25/36 (g)	643	584
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (g)	400	380
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.0611% 7/25/35 (g)	460	446
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (b)(g)	186	136
Class B6, 3.6133% 6/10/35 (b)(g)	40	24
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (g)	16	15
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (g)	36	36
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.9711% 9/25/36 (g)	472	467
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.4183% 9/25/43 (g)	1,388	1,336

TOTAL PRIVATE SPONSOR		4,246

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	7,857	7,832
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,390)		12,078

Commercial Mortgage Securities - 0.5%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (g)(k)	93	1
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (b)(g)	18	17
Series 2005-3A:
Class A2, 1.1783% 11/25/35 (b)(g)	183	160
Class M1, 1.2183% 11/25/35 (b)(g)	24	21
Class M2, 1.2683% 11/25/35 (b)(g)	30	25
Class M3, 1.2883% 11/25/35 (b)(g)	27	22
Class M4, 1.3783% 11/25/35 (b)(g)	34	27
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (b)(g)	485	423
Class B1, 2.1783% 1/25/36 (b)(g)	21	17
Class M1, 1.2283% 1/25/36 (b)(g)	156	132
Class M2, 1.2483% 1/25/36 (b)(g)	47	38
Class M3, 1.2783% 1/25/36 (b)(g)	69	56
Class M4, 1.3883% 1/25/36 (b)(g)	38	32
Class M5, 1.4283% 1/25/36 (b)(g)	38	28
Class M6, 1.4783% 1/25/36 (b)(g)	40	30
Series 2006-1:
Class A2, 1.1383% 4/25/36 (b)(g)	71	63
Class M1, 1.1583% 4/25/36 (b)(g)	26	22
Class M2, 1.1783% 4/25/36 (b)(g)	27	23
Class M3, 1.1983% 4/25/36 (b)(g)	23	20
Class M4, 1.2983% 4/25/36 (b)(g)	13	11
Class M5, 1.3383% 4/25/36 (b)(g)	13	11
Class M6, 1.4183% 4/25/36 (b)(g)	25	21
Series 2006-2A:
Class M1, 1.0883% 7/25/36 (b)(g)	65	53
Class M2, 1.1083% 7/25/36 (b)(g)	46	38
Class M3, 1.1283% 7/25/36 (b)(g)	38	31
Class M4, 1.1983% 7/25/36 (b)(g)	26	21
Class M5, 1.2483% 7/25/36 (b)(g)	31	26
Series 2006-3A Class M4, 1.2083% 10/25/36 (b)(g)	20	17
Series 2006-4A:
Class A2, 1.0483% 12/25/36 (b)(g)	1,375	1,178
Class M1, 1.0683% 12/25/36 (b)(g)	91	62
Class M2, 1.0883% 12/25/36 (b)(g)	61	40
Class M3, 1.1183% 12/25/36 (b)(g)	62	30
Series 2007-1 Class A2, 1.0483% 3/25/37 (b)(g)	282	245
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (b)(g)	300	260
Class A2, 1.0761% 7/25/37 (b)(g)	281	241
Class M1, 1.1261% 7/25/37 (b)(g)	99	77
Class M2, 1.1661% 7/25/37 (b)(g)	54	42
Class M3, 1.2461% 7/25/37 (b)(g)	42	30
Series 2007-3:
Class A2, 1.0461% 7/25/37 (b)(g)	287	242
Class M1, 1.0661% 7/25/37 (b)(g)	57	45
Class M2, 1.0961% 7/25/37 (b)(g)	61	47
Class M3, 1.1261% 7/25/37 (b)(g)	96	71
Class M4, 1.2561% 7/25/37 (b)(g)	151	101
Class M5, 1.3561% 7/25/37(b)(g)	74	39
Series 2007-4A Class M1, 1.7283% 9/25/37 (b)(g)	35	9
Series 2004-1, Class IO, 1.25% 4/25/34 (b)(k)	634	22
Series 2006-3A, Class IO, 0% 10/25/36 (b)(g)(k)	12,738	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.7107% 6/11/40 (g)	209	209
Series 2007-PW18 Class A4, 5.7% 6/11/50	3,691	3,748
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (b)(g)	22	21
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.767% 12/15/27 (b)(g)	2,065	2,078
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (b)(g)	1,100	1,117
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7141% 12/10/49 (g)	2,234	2,242
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (g)	121	121
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	501	506
CSMC Series 2015-TOWN:
Class B, 2.6672% 3/15/28 (b)(g)	1,198	1,196
Class C, 3.0172% 3/15/28 (b)(g)	1,167	1,166
Class D, 3.9672% 3/15/28 (b)(g)	1,766	1,766
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (b)(g)	6,410	6,554
Class CFX, 3.3822% 12/15/34 (b)(g)	5,380	5,479
Class DFX, 3.3822% 12/15/34 (b)(g)	4,559	4,606
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	442	442
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.42% 4/15/27 (b)(g)	1,775	1,755
Class D, 3.02% 4/15/27 (b)(g)	3,781	3,723
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (g)	1,108	1,109
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (g)	17,381	17,416
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,156	1,155
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9202% 7/15/44 (g)	529	533
LB-UBS Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	510	512
Series 2007-C7 Class A3, 5.866% 9/15/45	1,223	1,246
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	1,200	1,217
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	3,586	3,584
Series 2007-7 Class A4, 5.7387% 6/12/50 (g)	1,587	1,591
Series 2007-8 Class A3, 5.8873% 8/12/49 (g)	651	655
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (b)(g)	272	272
sequential payer Series 2007-IQ15 Class A4, 5.9037% 6/11/49 (g)	17,171	17,336
Series 2007-IQ14 Class A4, 5.692% 4/15/49	378	378
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (b)(g)	7,357	7,344
Class B, 4.181% 11/15/34 (b)	2,596	2,596
Class C, 5.205% 11/15/34 (b)	1,821	1,827
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	37	19
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C31 Class A5, 5.5% 4/15/47	17,326	17,315
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (g)	7,628	7,643
Class A5, 5.9654% 2/15/51 (g)	10,259	10,355
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	2,736	2,685
Class D, 5.513% 12/15/43 (g)	1,459	1,359
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $141,036)		139,043

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,563
7.5% 4/1/34	7,195	10,303
7.55% 4/1/39	17,365	25,744
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,172
Series 2010 C1, 7.781% 1/1/35	6,325	6,901
Series 2014 B, 6.314% 1/1/44	12,335	11,359
6.05% 1/1/29	400	403
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,482	2,514
4.95% 6/1/23	1,700	1,736
5.1% 6/1/33	55,420	51,399
Series 2010-1, 6.63% 2/1/35	25,440	26,243
Series 2010-3:
5.547% 4/1/19	155	161
6.725% 4/1/35	11,505	11,949
7.35% 7/1/35	4,495	4,867
Series 2010-5, 6.2% 7/1/21	1,915	2,009
Series 2011:
5.365% 3/1/17	185	185
5.665% 3/1/18	8,840	9,118
5.877% 3/1/19	19,390	20,467
Series 2013, 4% 12/1/20	6,040	5,938
TOTAL MUNICIPAL SECURITIES
(Cost $196,700)		194,031

Bank Loan Obligations - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19	$233	$233
Diversified Consumer Services - 0.0%
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (g)	7,235	7,265
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (g)	212	213
		7,478
Hotels, Restaurants & Leisure - 0.0%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (g)(h)	8,486	8,003
Internet & Direct Marketing Retail - 0.0%
Bass Pro Shops LLC. Tranche B, term loan 5.9704% 12/16/23 (g)	3,735	3,583
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (g)	871	822
Liberty Cablevision of Puerto Rico Tranche 2LN, term loan 7.7732% 7/7/23 (g)	435	422
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	717	720
WideOpenWest Finance LLC Tranche B, term loan 4.5539% 8/19/23 (g)	9,137	9,197
		11,161

TOTAL CONSUMER DISCRETIONARY		30,458

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC:
term loan 4.3023% 6/22/23 (g)	762	773
Tranche B 5LN, term loan 4.2471% 12/21/22 (g)	3,772	3,823
		4,596
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
FTS International, Inc. Tranche B, term loan 5.75% 4/16/21 (g)	510	488
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (g)	372	168
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (g)	2,826	2,117
		2,773
Oil, Gas & Consumable Fuels - 0.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.284% 8/4/20 (g)	1,675	1,189
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (g)	1,805	2,034
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5534% 8/23/21 (g)	2,530	2,732
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (g)	7,642	7,515
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (g)	530	538
Gavilan Resources LLC Tranche 2LN, term loan 3/1/24 (l)	1,610	1,610
		15,618

TOTAL ENERGY		18,391

FINANCIALS - 0.0%
Insurance - 0.0%
AmWINS Group, Inc. Tranche B 1LN, term loan 3.75% 1/25/24 (g)	645	648
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.289% 11/4/22 (g)	45	45

TOTAL FINANCIALS		693

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (g)	2,375	2,161
Tranche B 1LN, term loan 5.25% 12/31/22 (g)	2,881	2,650
		4,811
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Harland Clarke Holdings Corp. Tranche B 6LN, term loan 6.5% 2/9/22 (g)	144	144
Optiv Security, Inc. Tranche B 1LN, term loan 4.25% 2/1/24 (g)	275	277
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (g)	539	545
		966
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Genesys Telecommunications Laboratories, Inc. term loan 5.0248% 12/1/23 (g)	4,755	4,809
Internet Software & Services - 0.0%
Ancestry.Com Operations, Inc. Tranche 2LN, term loan 9.25% 10/19/24 (g)	1,835	1,875
IT Services - 0.0%
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (g)	605	610
Software - 0.1%
Change Healthcare Holdings LLC Tranche B, term loan 3.75% 2/2/24 (g)	8,840	8,877
Compuware Corp. term loan 9.25% 12/15/22 (g)	4,313	4,313
Kronos, Inc. term loan 9.284% 11/1/24 (g)	3,520	3,637
Landesk Group, Inc. term loan 5.25% 1/20/24 (g)	495	497
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.75% 4/9/21 (g)	569	568
Tranche 2LN, term loan 8% 4/9/22 (g)	6,908	6,873
		24,765

TOTAL INFORMATION TECHNOLOGY		32,059

MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (g)	1,393	1,393
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B 1LN, term loan 4.25% 12/7/23 (g)	1,880	1,902
Metals & Mining - 0.0%
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (g)	1,167	1,149

TOTAL MATERIALS		4,444

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (g)	6,645	6,600
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. term loan 4.304% 6/30/17 (g)	10,352	10,378
TOTAL BANK LOAN OBLIGATIONS
(Cost $112,215)		113,396

Bank Notes - 0.3%
Capital One NA:
1.65% 2/5/18	$6,500	$6,504
2.95% 7/23/21	7,402	7,490
Discover Bank:
(Delaware) 3.2% 8/9/21	9,037	9,148
3.1% 6/4/20	8,635	8,788
8.7% 11/18/19	532	606
RBS Citizens NA 2.5% 3/14/19	4,029	4,063
Regions Bank 7.5% 5/15/18	11,552	12,286
UBS AG Stamford Branch 1.8% 3/26/18	9,485	9,503
Wachovia Bank NA 6% 11/15/17	7,010	7,231
TOTAL BANK NOTES
(Cost $64,841)		65,619

Preferred Securities - 0.3%
FINANCIALS - 0.3%
Banks - 0.3%
Bank of America Corp. 6.1% (g)(m)	$1,680	$1,839
Barclays Bank PLC 7.625% 11/21/22	7,765	8,506
Citigroup, Inc.:
5.35% (g)(m)	12,075	12,276
5.95% (g)(m)	1,325	1,400
5.95% (g)(m)	5,000	5,236
Credit Agricole SA:
6.625% (b)(g)(m)	12,820	12,820
7.875% (b)(g)(m)	2,225	2,302
JPMorgan Chase & Co. 6% (g)(m)	11,680	12,289
Royal Bank of Scotland Group PLC:
7.5% (g)(m)	2,245	2,265
8% (g)(m)	10,980	11,143
8.625% (g)(m)	2,380	2,549
Standard Chartered PLC 7.5% (b)(g)(m)	3,195	3,417
		76,042
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (g)(m)	4,850	5,088
Diversified Financial Services - 0.0%
Credit Agricole SA 8.125% (b)(g)(m)	5,740	6,223
TOTAL PREFERRED SECURITIES
(Cost $85,146)		87,353
	Shares	Value (000s)

Fixed-Income Funds - 5.2%
Fidelity Mortgage Backed Securities Central Fund (n)
(Cost $1,321,578)	12,626,650	1,362,921

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)
(Cost $11)	11,092	11

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.60% (o)	192,914,315	192,953
Fidelity Securities Lending Cash Central Fund 0.62% (o)(p)	60,000,328	60,012
TOTAL MONEY MARKET FUNDS
(Cost $252,957)		252,965
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $20,927,691)		26,165,185
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(163,027)
NET ASSETS - 100%		$26,002,158

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/32	$(1,300)	$(1,336)
3.5% 3/1/47	(200)	(205)
4% 3/1/47	(1,600)	(1,681)

TOTAL FANNIE MAE		(3,222)

Freddie Mac
3% 3/1/47	(11,900)	(11,806)
3% 3/1/47	(11,900)	(11,806)

TOTAL FREDDIE MAC		(23,612)

TOTAL TBA SALE COMMITMENTS
(Proceeds $26,935)		$(26,834)

Security Type Abbreviations

ELS – Equity-Linked Security

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,104,314,000 or 4.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $499,527,000 or 1.9% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) The coupon rate will be determined upon settlement of the loan after period end.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Get Heal, Inc. Series B	11/7/16	$2,597
Jello Labs, Inc. Series C	12/22/16	$17,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Ovation Acquisition I LLC	12/23/15	$4
Rent the Runway, Inc. Series E	12/22/16	$30,000
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC Class A	5/14/15	50,000
Tory Burch LLC Class B	12/31/12	$17,505
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
Warrior Met Coal LLC Class A	9/19/13 - 3/19/14	$797
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$865
Fidelity Mortgage Backed Securities Central Fund	19,200
Fidelity Securities Lending Cash Central Fund	267
Total	$20,332

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,450,362	$21,675	$72,200	$1,362,921	21.7%
Total	$1,450,362	$21,675	$72,200	$1,362,921

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Corindus Vascular Robotics, Inc.	$5,850	$--	$--	$--	$4,000
Corindus Vascular Robotics, Inc.	1,539	--	--	--	1,053
Total	$7,389	$--	$--	$--	$5,053

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,651,770	$2,293,786	$11,182	$346,802
Consumer Staples	1,095,787	1,035,369	60,418	--
Energy	1,483,345	1,483,233	--	112
Financials	2,992,251	2,960,502	31,749	--
Health Care	2,333,442	2,308,315	3,469	21,658
Industrials	1,388,434	1,388,085	--	349
Information Technology	4,823,621	4,696,359	--	127,262
Materials	726,818	726,818	--	--
Real Estate	323,420	323,420	--	--
Telecommunication Services	74,186	74,186	--	--
Utilities	200,258	200,258	--	--
Corporate Bonds	4,209,534	--	4,209,534	--
U.S. Government and Government Agency Obligations	1,476,080	--	1,476,080	--
U.S. Government Agency - Mortgage Securities	118,495	--	118,495	--
Asset-Backed Securities	40,327	--	39,616	711
Collateralized Mortgage Obligations	12,078	--	11,918	160
Commercial Mortgage Securities	139,043	--	139,043	--
Municipal Securities	194,031	--	194,031	--
Bank Loan Obligations	113,396	--	103,550	9,846
Bank Notes	65,619	--	65,619	--
Preferred Securities	87,353	--	87,353	--
Fixed-Income Funds	1,362,921	1,362,921	--	--
Other	11	--	--	11
Money Market Funds	252,965	252,965	--	--
Total Investments in Securities:	$26,165,185	$19,106,217	$6,552,057	$506,911
Other Financial Instruments:
TBA Sale Commitments	$(26,834)	$--	$(26,834)	$--
Total Other Financial Instruments:	$(26,834)	$--	$(26,834)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$272,555
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	44,235
Cost of Purchases	30,012
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$346,802
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$44,235
Other Investments in Securities
Beginning Balance	$189,489
Net Realized Gain (Loss) on Investment Securities	(1,209)
Net Unrealized Gain (Loss) on Investment Securities	(44,569)
Cost of Purchases	21,191
Proceeds of Sales	(2,357)
Amortization/Accretion	(34)
Transfers into Level 3	208
Transfers out of Level 3	(2,610)
Ending Balance	$160,109
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2017	$(47,146)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	11.9%
AAA,AA,A	2.6%
BBB	9.0%
BB	3.7%
B	1.6%
CCC,CC,C	1.3%
Not Rated	0.4%
Equities	69.6%
Short-Term Investments and Net Other Assets	(0.1)%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.8%
Ireland	3.1%
Canada	2.2%
Netherlands	1.6%
United Kingdom	1.1%
Others (Individually Less Than 1%)	6.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017
Assets
Investment in securities, at value (including securities loaned of $56,170) — See accompanying schedule: Unaffiliated issuers (cost $19,335,656)	$24,544,246
Fidelity Central Funds (cost $1,574,535)	1,615,886
Other affiliated issuers (cost $17,500)	5,053
Total Investments (cost $20,927,691)		$26,165,185
Cash		504
Restricted cash		322
Receivable for investments sold		23,208
Receivable for TBA sale commitments		26,935
Receivable for fund shares sold		21,664
Dividends receivable		26,749
Interest receivable		64,421
Distributions receivable from Fidelity Central Funds		3,838
Prepaid expenses		34
Other receivables		10,125
Total assets		26,342,985
Liabilities
Payable for investments purchased
Regular delivery	$173,033
Delayed delivery	39,920
TBA sale commitments, at value	26,834
Payable for fund shares redeemed	28,415
Accrued management fee	8,529
Other affiliated payables	2,706
Other payables and accrued expenses	1,382
Collateral on securities loaned	60,008
Total liabilities		340,827
Net Assets		$26,002,158
Net Assets consist of:
Paid in capital		$20,601,249
Undistributed net investment income		91,548
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		71,747
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,237,614
Net Assets		$26,002,158
Puritan:
Net Asset Value, offering price and redemption price per share ($19,921,890 ÷ 919,291 shares)		$21.67
Class K:
Net Asset Value, offering price and redemption price per share ($6,080,268 ÷ 280,736 shares)		$21.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017
Investment Income
Dividends		$130,414
Interest (including $341 from security lending)		125,804
Income from Fidelity Central Funds		20,332
Total income		276,550
Expenses
Management fee	$50,311
Transfer agent fees	15,019
Accounting and security lending fees	1,103
Custodian fees and expenses	149
Independent trustees' fees and expenses	52
Appreciation in deferred trustee compensation account	1
Registration fees	106
Audit	174
Legal	83
Miscellaneous	96
Total expenses before reductions	67,094
Expense reductions	(383)	66,711
Net investment income (loss)		209,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	481,801
Fidelity Central Funds	(1,303)
Foreign currency transactions	262
Futures contracts	(4,603)
Capital gain distributions from Fidelity Central Funds	2,475
Total net realized gain (loss)		478,632
Change in net unrealized appreciation (depreciation) on: Investment securities	743,551
Assets and liabilities in foreign currencies	38
Delayed delivery commitments	100
Total change in net unrealized appreciation (depreciation)		743,689
Net gain (loss)		1,222,321
Net increase (decrease) in net assets resulting from operations		$1,432,160

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$209,839	$448,887
Net realized gain (loss)	478,632	197,202
Change in net unrealized appreciation (depreciation)	743,689	1,166,261
Net increase (decrease) in net assets resulting from operations	1,432,160	1,812,350
Distributions to shareholders from net investment income	(226,254)	(425,000)
Distributions to shareholders from net realized gain	(486,341)	(1,256,829)
Total distributions	(712,595)	(1,681,829)
Share transactions - net increase (decrease)	(480,531)	881,968
Total increase (decrease) in net assets	239,034	1,012,489
Net Assets
Beginning of period	25,763,124	24,750,635
End of period	$26,002,158	$25,763,124
Other Information
Undistributed net investment income end of period	$91,548	$107,963

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.07	$21.02	$22.91	$20.98	$19.53	$17.72
Income from Investment Operations
Net investment income (loss)A	.17	.36	.47B	.36	.36	.38
Net realized and unrealized gain (loss)	1.02	1.10	(.33)	3.60	1.79	1.78
Total from investment operations	1.19	1.46	.14	3.96	2.15	2.16
Distributions from net investment income	(.19)	(.34)	(.46)	(.35)	(.35)	(.35)
Distributions from net realized gain	(.40)	(1.07)	(1.57)	(1.68)	(.35)	–
Total distributions	(.59)	(1.41)	(2.03)	(2.03)	(.70)	(.35)
Net asset value, end of period	$21.67	$21.07	$21.02	$22.91	$20.98	$19.53
Total ReturnC,D	5.79%	7.36%	.87%	20.17%	11.29%	12.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.56%	.56%	.56%	.58%	.59%
Expenses net of fee waivers, if any	.55%G	.56%	.56%	.56%	.58%	.59%
Expenses net of all reductions	.55%G	.55%	.55%	.56%	.57%	.59%
Net investment income (loss)	1.63%G	1.77%	2.13%B	1.68%	1.79%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$19,922	$19,754	$18,812	$18,351	$15,934	$15,472
Portfolio turnover rateH	60%G	36%	106%	160%	229%I	141%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Puritan Fund Class K

	Six months ended February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.06	$21.01	$22.90	$20.98	$19.52	$17.72
Income from Investment Operations
Net investment income (loss)A	.18	.38	.49B	.39	.39	.40
Net realized and unrealized gain (loss)	1.02	1.10	(.33)	3.58	1.79	1.77
Total from investment operations	1.20	1.48	.16	3.97	2.18	2.17
Distributions from net investment income	(.20)	(.36)	(.48)	(.37)	(.37)	(.37)
Distributions from net realized gain	(.40)	(1.07)	(1.57)	(1.68)	(.35)	–
Total distributions	(.60)	(1.43)	(2.05)	(2.05)	(.72)	(.37)
Net asset value, end of period	$21.66	$21.06	$21.01	$22.90	$20.98	$19.52
Total ReturnC,D	5.85%	7.48%	.96%	20.25%	11.48%	12.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%	.47%	.48%
Expenses net of all reductions	.45%G	.46%	.46%	.46%	.46%	.47%
Net investment income (loss)	1.73%G	1.86%	2.23%B	1.78%	1.90%	2.15%
Supplemental Data
Net assets, end of period (in millions)	$6,080	$6,009	$5,939	$6,162	$5,230	$4,261
Portfolio turnover rateH	60%G	36%	106%	160%	229%I	141%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0	Recovery value	Recovery value	0.0%	Increase
Asset-Backed Securities	$711	Discounted cash flow	Yield	132.4%	Decrease
			Spread	6.0%	Decrease
Commercial Mortgage Securities	$0	Expected distribution	Recovery rate	0.0%	Increase
Collateralized Mortgage Obligations	$160	Discounted cash flow	Yield	8.8% - 9.0% / 8.8%	Decrease
Equities	496,183	Broker quote	Mid price	17.00	Increase
		Market approach	Discount rate	8.0% - 34.0% / 16.9%	Decrease
			Transaction price	$0.31 - $48.77 / $25.94	Increase
			Premium rate	10.0% - 104.0% / 25.0%	Increase
			Discount for lack of marketability	5.0% - 20.0% / 13.3%	Decrease
			Strike price	$40.00 - $47.50 / $44.27	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.7 - 3.9 / 3.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.4 - 10.1 / 10.0	Increase
		Recovery value	Recovery value	0.0% - 0.1% / 0.1%	Increase
			Liquidity preference	$6.75 - $68.25 / $57.03	Increase
Bank Loan Obligations	$8,003	Market approach	Discount for lack of marketability	15.0%	Decrease
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
Other	$11	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, market discount, contingent interest, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications, security level mergers and exchanges and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$5,707,115
Gross unrealized depreciation	(528,366)
Net unrealized appreciation (depreciation) on securities	$5,178,749
Tax cost	$20,986,436

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through these Subsidiaries were $108,792 representing 0.42% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(4,603) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $4,759,516 and $5,778,853, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Puritan	$13,624.14
Class K	1,395.05
	$15,019

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $220.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $490. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $341. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $267.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $268 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $113.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Puritan	$170,645	$319,357
Class K	55,609	105,643
Total	$226,254	$425,000
From net realized gain
Puritan	$372,038	$955,970
Class K	114,303	300,859
Total	$486,341	$1,256,829

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Puritan
Shares sold	41,513	134,463	$868,771	$2,708,248
Reinvestment of distributions	24,881	60,339	514,740	1,211,956
Shares redeemed	(84,567)	(152,236)	(1,768,902)	(3,085,310)
Net increase (decrease)	(18,173)	42,566	$(385,391)	$834,894
Class K
Shares sold	19,175	40,423	$401,419	$815,415
Reinvestment of distributions	8,219	20,247	169,912	406,502
Shares redeemed	(31,954)	(57,995)	(666,471)	(1,174,843)
Net increase (decrease)	(4,560)	2,675	$(95,140)	$47,074

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) as of February 28, 2017, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Puritan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2017 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Puritan	.55%
Actual		$1,000.00	$1,057.90	$2.81
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Class K	.46%
Actual		$1,000.00	$1,058.50	$2.35
Hypothetical-C		$1,000.00	$1,022.51	$2.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PUR-SANN-0417
1.700677.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 1, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 1, 2017